UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017-4033
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

666 Third Avenue

New York, NY 10017-4033

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.9%
57,957	Alliance Bernstein National Municipal Income Fund, Inc.	$816,035
24,649	BlackRock Investment Quality Municipal Trust, Inc.	385,510
26,615	BlackRock Long-Term Municipal Advantage Trust	309,532
77,590	BlackRock Muni Intermediate Duration Fund, Inc.	1,125,831
43,049	BlackRock MuniAssets Fund, Inc.	625,071
16,624	BlackRock Municipal 2018 Term Trust	260,332
24,803	BlackRock Municipal 2020 Term Trust	395,608
14,774	BlackRock Municipal Bond Trust	240,964
47,443	BlackRock Municipal Income Quality Trust	702,156
54,984	BlackRock Municipal Income Trust	819,262
32,543	BlackRock Municipal Income Trust II	501,813
140,408	BlackRock Municipal Target Term Trust	3,080,552
41,663	BlackRock MuniEnhanced Fund, Inc.	515,788
16,246	BlackRock MuniHoldings Fund II, Inc.	253,763
19,875	BlackRock MuniHoldings Fund, Inc.	342,645
66,846	BlackRock MuniHoldings Investment Quality Fund	998,011
40,649	BlackRock MuniHoldings Quality Fund II, Inc.	558,924
23,254	BlackRock MuniHoldings Quality Fund, Inc.	317,882
21,742	BlackRock MuniVest Fund II, Inc.	362,004
76,997	BlackRock MuniVest Fund, Inc.	796,149
66,252	BlackRock MuniYield Fund, Inc.	1,008,355
16,418	BlackRock MuniYield Investment Fund	260,061
40,055	BlackRock MuniYield Quality Fund II, Inc.	546,751
94,329	BlackRock MuniYield Quality Fund III, Inc.	1,409,275
37,765	BlackRock MuniYield Quality Fund, Inc.	604,995
47,715	Deutsche Municipal Income Trust	662,284
37,265	Dreyfus Municipal Bond Infrastructure Fund, Inc.	475,129
25,917	Dreyfus Municipal Income, Inc.	244,916
86,868	Dreyfus Strategic Municipal Bond Fund, Inc.	720,136
87,682	Dreyfus Strategic Municipals, Inc.	760,203
123,560	Eaton Vance Municipal Bond Fund	1,627,285
17,556	Eaton Vance Municipal Bond Fund II	234,917
21,637	Eaton Vance Municipal Income 2028 Term Trust	410,454
24,433	Eaton Vance Municipal Income Trust	342,551
21,531	Eaton Vance National Municipal Opportunities Trust	468,084
79,375	Invesco Advantage Municipal Income Trust II	958,850
82,196	Invesco Municipal Income Opportunities Trust	612,360
120,097	Invesco Municipal Opportunity Trust	1,614,104
109,024	Invesco Municipal Trust	1,421,673
105,057	Invesco Quality Municipal Income Trust	1,362,589
98,292	Invesco Trust for Investment Grade Municipals	1,342,669
65,425	Invesco Value Municipal Income Trust	1,108,300
39,798	MainStay Defined Term Municipal Opportunities Fund	756,162
62,367	MFS High Income Municipal Trust	313,706
81,354	MFS Municipal Income Trust	557,275
23,302	Neuberger Berman Intermediate Municipal Fund, Inc.	373,531
158,051	Nuveen AMT-Free Municipal Income Fund	2,185,845
13,690	Nuveen AMT-Free Municipal Value Fund	241,765
77,376	Nuveen Dividend Advantage Municipal Fund	1,128,916
65,725	Nuveen Dividend Advantage Municipal Fund 2	945,783
80,539	Nuveen Dividend Advantage Municipal Fund 3	1,171,037
59,324	Nuveen Dividend Advantage Municipal Income Fund	873,249
25,337	Nuveen Enhanced Municipal Value Fund	401,591
192,957	Nuveen Insured Municipal Opportunity Fund, Inc.	2,821,031
85,515	Nuveen Insured Quality Municipal Fund, Inc.	1,183,528
83,243	Nuveen Intermediate Duration Municipal Term Fund	1,083,824
23,595	Nuveen Intermediate Duration Quality Municipal Term Fund	309,802
59,827	Nuveen Investment Quality Municipal Fund, Inc.	941,079
87,028	Nuveen Municipal Advantage Fund, Inc.	1,217,522
52,404	Nuveen Municipal High Income Opportunity Fund	726,843
101,461	Nuveen Municipal Market Opportunity Fund, Inc.	1,415,381
250,899	Nuveen Municipal Value Fund, Inc.	2,579,242
118,132	Nuveen Performance Plus Municipal Fund, Inc.	1,801,513
40,268	Nuveen Premier Municipal Income Fund, Inc.	559,323
139,886	Nuveen Premium Income Municipal Fund 2, Inc.	2,021,353
78,111	Nuveen Premium Income Municipal Fund 4, Inc.	1,068,558
129,354	Nuveen Premium Income Municipal Fund, Inc.	1,843,294
108,321	Nuveen Quality Income Municipal Fund, Inc.	1,559,822
77,898	Nuveen Select Quality Municipal Fund, Inc.	1,106,152
31,264	Nuveen Select Tax-Free Income 2 Portfolio	433,632
22,960	Nuveen Select Tax-Free Income 3 Portfolio	334,986
29,154	Nuveen Select Tax-Free Income Portfolio	417,485
23,193	PIMCO Municipal Income Fund	358,332
64,461	PIMCO Municipal Income Fund II	834,125
32,913	PIMCO Municipal Income Fund III	395,285
13,436	Pioneer Municipal High Income Advantage Trust	186,357
27,610	Pioneer Municipal High Income Trust	366,661
101,873	Putnam Managed Municipal Income Trust	756,916
79,725	Putnam Municipal Opportunities Trust	996,563
52,326	Western Asset Managed Municipals Fund, Inc.	769,192
11,969	Western Asset Municipal Defined Opportunity Trust, Inc.	290,847
30,079	Western Asset Municipal High Income Fund, Inc.	236,722
17,483	Western Asset Municipal Partners Fund, Inc.	280,602
Total Closed-End Funds (Cost: $68,313,037)		69,448,605
MONEY MARKET FUND: 0.1% (Cost: $82,220)

82,220	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	82,220
Total Investments: 100.0% (Cost: $68,395,257)		69,530,825
Other assets less liabilities: 0.0%		14,418
NET ASSETS: 100.0%		$69,545,243

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	99.9%	$69,448,605
Money Market Fund	0.1	82,220
	100.0%	$69,530,825

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$69,448,605	$—	$—	$69,448,605
Money Market Fund	82,220	—	—	82,220
Total	$69,530,825	$—	$—	$69,530,825

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.3%
Alabama: 1.5%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$745,000	6.45%, 02/29/16 (c)	$747,958
2,250,000	6.45%, 02/29/16 (c)	2,258,932
	Alabama State University, General Tuition and Fee (RB) (XLCA)
1,540,000	4.63%, 08/01/16 (c)	1,386,077
395,000	5.00%, 08/01/16 (c)	397,860
580,000	5.25%, 08/01/16 (c)	584,617
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
10,650,000	6.00%, 10/01/23 (c)	12,420,456
8,000,000	6.50%, 10/01/23 (c)	9,621,200
45,000	County of Jefferson, Alabama Sewer Revenue, Series E (RB) 7.00%, 10/01/23 (c) ^	11,867
1,085,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 01/01/17 (c)	1,091,260
100,000	Montgomery Medical Clinic Board (RB) 5.25%, 03/01/16 (c)	100,387
		28,620,614
Alaska: 0.7%
	Northern Tobacco Securitization Corp., Series A (RB)
25,000	4.63%, 02/16/16 (c)	25,098
9,330,000	5.00%, 02/16/16 (c)	7,795,775
4,670,000	5.00%, 02/16/16 (c)	4,283,371
		12,104,244
American Samoa: 0.1%
1,000,000	American Samoa Economic Development Authority (RB) 6.63%, 09/01/25 (c)	1,025,200
Arizona: 2.2%
1,235,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	1,346,520
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
950,000	4.00%, 02/01/17	978,899
200,000	5.00%, 02/01/20	227,374
350,000	5.00%, 02/01/21	406,903
2,165,000	5.00%, 02/01/22 (c)	2,403,453
730,000	5.00%, 02/01/22 (c)	799,905
1,310,000	5.00%, 02/01/22 (c)	1,409,560
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
365,000	5.10%, 10/01/16 (c)	368,263
1,510,000	5.20%, 10/01/16 (c)	1,511,102
	Industrial Development Authority of Phoenix (RB)
350,000	3.00%, 07/01/20	346,993
675,000	5.00%, 07/01/25 (c)	677,990
500,000	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB) 5.00%, 07/01/25 (c)	517,825
	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB)
750,000	3.75%, 07/01/24	760,260
640,000	5.00%, 07/01/24 (c)	664,448
1,000,000	5.00%, 07/01/24 (c)	1,074,490
	Industrial Development Authority of the City of Phoenix/The (RB)
500,000	4.00%, 07/01/25	528,105
1,000,000	5.00%, 07/01/25 (c)	1,036,420
1,000,000	5.00%, 07/01/25 (c)	1,056,050
295,000	Industrial Development Authority of the County of Pima (RB) 6.00%, 07/01/20 (c)	298,103
85,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB)
	7.50%, 05/01/19	92,422
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	410,264
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
5,490,000	5.50%, 07/01/17 (c)	5,500,760
2,045,000	5.63%, 07/01/17 (c)	1,955,879
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,543,066
	Salt Verde Financial Corp. (RB)
5,585,000	5.00%, 12/01/32	6,738,693
5,475,000	5.00%, 12/01/37	6,488,641
30,000	5.25%, 12/01/23	36,258
20,000	5.25%, 12/01/24	24,297
115,000	5.25%, 12/01/25	140,494
50,000	5.25%, 12/01/27	61,354
260,000	5.50%, 12/01/29	326,719
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,080,780
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	988,670
		41,800,960
Arkansas: 0.0%
35,000	County of Howard, Arkansas (RB) (AGO)
	4.50%, 06/01/17 (c)	35,412
California: 11.9%
	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
70,000	1.57%, 10/01/17 ^	67,925
200,000	5.40%, 10/01/17 (c)	214,286
	California County Tobacco Securitization Agency (RB)
150,000	5.00%, 02/29/16 (c)	150,059
105,000	5.25%, 02/16/16 (c)	88,183
30,000	5.88%, 02/29/16 (c)	30,006
42,250,000	10.91%, 06/01/16 (c) ^	583,472
	California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A (RB)
4,115,000	5.00%, 06/01/17 (c)	3,679,715
15,000	5.00%, 06/01/17 (c)	14,018
	California County Tobacco Securitization Agency, Series A (RB)
1,000,000	5.45%, 12/01/18 (c)	1,009,290
3,555,000	5.60%, 12/01/18 (c)	3,572,206
8,190,000	5.70%, 12/01/18 (c)	8,191,392
44,500,000	California County Tobacco Securitization Agency, Series D (RB) 11.80%, 06/01/16 (c) ^	535,780
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
555,000	5.13%, 02/29/16 (c)	539,499
2,000,000	5.25%, 02/29/16 (c)	1,910,660
80,000	California Health Facilities Financing Authority, Series A (RB) 4.25%, 11/15/22 (c)	82,518
500,000	California Municipal Finance Authority (RB) 4.25%, 02/01/25 (c)	517,390
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,093,760
	California Municipal Finance Authority, California Baptist University (RB)
500,000	5.50%, 11/01/25 (c)	511,310
1,000,000	6.13%, 11/01/23 (c)	1,098,330
60,000	California Municipal Finance Authority, Community Hospitals of Central California Obligated Group (RB) 5.50%, 02/01/19 (c)	65,891
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	917,770
930,000	7.00%, 06/01/22 (c)	1,046,594
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,578,810
1,000,000	California Municipal Finance Authority, Series A (RB) 5.63%, 03/01/25 (c)	1,002,410
750,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	786,690
	California Statewide Communities Development Authority (RB)
385,000	5.25%, 02/29/16 (c)	385,027
3,000,000	5.25%, 12/01/24 (c)	3,427,410
1,750,000	California Statewide Communities Development Authority, Beverly Community Hospital Association (RB) 5.00%, 08/01/25 (c)	1,966,510
110,000	California Statewide Communities Development Authority, Childrens Hospitals (RB) 5.00%, 08/15/17 (c)	114,044
1,005,000	California Statewide Communities Development Authority, GNMA Collateralized-740 S. Olive St. Apartments, Series L (RB) 4.90%, 07/20/19 (c)	1,082,727
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	78,957
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5,510,000	5.25%, 12/01/24 (c)	5,958,073
6,780,000	5.25%, 12/01/24 (c)	7,570,345
5,270,000	5.50%, 12/01/24 (c)	5,718,055
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,071,770
40,000	California Statewide Community Development Authority, Daughters of Charity Health System (RB) 5.25%, 02/29/16 (c)	40,003
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,915,000	5.00%, 02/29/16 (c)	1,893,571
2,410,000	5.25%, 02/29/16 (c)	2,410,169
3,210,000	5.25%, 02/29/16 (c)	3,210,160
	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series A (RB)
900,000	6.00%, 02/29/16 (c)	920,385
10,000,000	7.10%, 06/01/16 (c) ^	1,136,700
3,175,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 02/29/16 (c)	3,246,914
104,500,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 12.31%, 06/01/16 (c) ^	1,101,430
120,000	Cathedral City, California Public Financing Authority (AMBAC) (TA) 4.50%, 08/01/17 (c)	121,208
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	60,282
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	276,852
750,000	City of Irvine, District No. 15-2 (SA) 5.00%, 09/02/25 (c)	815,400
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	139,851
1,000,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	1,073,120
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	218,440
200,000	City of San Clemente CA (ST) 5.00%, 09/01/25 (c)	227,192
25,000	County of Sacramento CA (CP) (AMBAC) 4.75%, 02/29/16 (c)	25,069
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,177,730
2,500,000	6.00%, 01/15/24 (c)	2,974,350
310,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	325,686
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
280,000	5.00%, 07/15/19 (c) (p)	303,769
1,000,000	6.00%, 01/15/24 (c)	1,187,430
6,525,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,499,835
1,000,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,187,520
87,570,000	Golden State Tobacco Securitization Corp. (RB) 7.99%, 06/01/17 (c) ^	8,335,788
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
9,155,000	4.50%, 06/01/17 (c)	9,189,606
3,570,000	5.00%, 06/01/17 (c)	3,330,382
11,695,000	5.13%, 06/01/17 (c)	10,376,038
26,065,000	5.75%, 06/01/17 (c)	25,004,936
9,500,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	8,889,055
5,180,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	5,161,559
69,500,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series E (RB) 11.09%, 06/01/17 (c) ^	713,765
655,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	665,735
25,000,000	Inland Empire Tobacco Securitization Authority, Series C-1 (RB) 7.63%, 06/01/17 (c) ^	5,696,250
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	546,100
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	58,316
250,000	Long Beach Bond Finance Authority, Series A (RB) 5.50%, 11/15/30	316,952
400,000	MSR Energy Authority, Series B (RB) 6.13%, 11/01/29	531,372
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	929,901
3,755,000	7.00%, 11/01/34	5,583,572
1,000,000	Orange County Community Facilities District, Series A (ST) 4.25%, 08/15/25 (c)	1,050,400
165,000	Palomar Pomerado Health Certificates (CP) 6.00%, 11/01/20 (c)	175,817
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	122,596
1,000,000	Perris Union High School District (ST) 5.00%, 03/01/25 (c)	1,120,720
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	843,457
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,265,860
20,000	Roseville Finance Authority (AMBAC) (ST) 4.38%, 09/01/17 (c)	20,091
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,376,268
20,000	San Francisco City & County Redevelopment Agency (TA) 6.25%, 02/01/21 (c)	23,968
	San Joaquin Hills Transportation Corridor Agency (RB)
1,750,000	5.00%, 01/15/25 (c)	1,917,772
3,760,000	5.00%, 01/15/25 (c)	4,102,536
500,000	5.00%, 01/15/25 (c)	571,225
3,300,000	5.00%, 01/15/25 (c)	3,690,918
555,000	San Jose Redevelopment Agency, Series B (TA) (XLCA) 4.25%, 08/01/17 (c)	560,522
275,000	San Jose Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	291,148
	Saugus/Hart School Facilities Financing Authority (ST)
500,000	5.00%, 03/01/26 (c)	555,400
500,000	5.00%, 03/01/26 (c)	558,070
10,000,000	Silicon Valley, California Tobacco Securitization Authority, Series A (RB) 7.40%, 06/01/17 (c) ^	2,789,700
44,500,000	Silicon Valley, California Tobacco Securitization Authority, Series D (RB) 11.32%, 06/01/17 (c) ^	448,560
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,062,160
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
240,000	5.38%, 02/16/16 (c)	226,440
6,025,000	5.50%, 02/16/16 (c)	5,682,238
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,325,000	5.00%, 02/16/16 (c)	5,043,840
5,915,000	5.13%, 02/16/16 (c)	5,482,436
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	109,556
100,000	5.00%, 09/01/25 (c)	110,231
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	821,550
795,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	878,356
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,872,000
665,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	671,411
		223,008,521
Colorado: 1.5%
	City and County of Denver, Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
700,000	5.25%, 10/01/17 (c)	727,384
2,000,000	5.75%, 10/01/17 (c)	2,097,680
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,084,276
85,000	Colorado Health Facilities Authority (RB) 5.25%, 06/01/16 (c)	86,246
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	383,848
1,670,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	1,719,232
1,700,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 02/29/16 (c)	1,665,524
950,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 02/29/16 (c)	950,693
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c) (d)	857,190
1,500,000	7.00%, 06/01/22 (c) (d)	1,248,705
2,675,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	2,869,446
1,000,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	1,259,740
	Copperleaf Metropolitan District No 2 (GO)
500,000	5.25%, 12/01/20 (c)	524,480
500,000	5.75%, 12/01/20 (c)	524,005
2,000,000	Danver Convention Center Hotel Authority, Convention Center Hotel (RB) (XLCA) 5.25%, 11/01/16 (c)	2,059,200
25,000	Denver Convention Center Hotel Authority, Convention Center Hotel (RB) (XLCA) 5.00%, 11/01/16 (c)	25,359
25,000	Denver Health and Hospital Authority, Series A (RB) 4.75%, 12/01/16 (c)	25,603
	E-470 Public Highway Authority, Series A (RB)
20,000	4.29%, 09/01/41 ^	7,226
9,000,000	5.38%, 09/01/40 ^	3,400,110
25,000	E-470 Public Highway Authority, Series C (RB) 5.25%, 09/01/20 (c)	28,048
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	264,060
310,000	5.50%, 12/01/22 (c)	331,033
250,000	5.50%, 12/01/22 (c)	271,110
	Lambertson Farms Metropolitan District No 1 (GO)
500,000	5.75%, 12/15/23 (c)	505,315
500,000	6.00%, 12/15/23 (c)	505,260
1,000,000	Park Creek Metropolitan District (RB) 5.00%, 12/01/25 (c)	1,122,900
365,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB) 6.50%, 11/15/38	512,219
2,500,000	Salida Hospital District (RB) 5.25%, 10/01/16 (c)	2,510,950
		27,566,842
Connecticut: 0.5%
1,330,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 02/29/16 (c)	1,331,224
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
705,000	7.00%, 04/01/20 (c)	785,278
1,500,000	7.88%, 04/01/20 (c)	1,744,395
	Mohegan Tribe of Indians of Connecticut (RB)
1,000,000	4.75%, 02/01/20	1,004,070
250,000	5.75%, 02/01/24	250,793
1,000,000	6.25%, 02/01/26 (c)	1,005,900
	Town of Hamden, Connecticut, Series A (RB)
475,000	7.63%, 01/01/20 (c)	500,336
2,000,000	7.75%, 01/01/20 (c)	2,087,040
		8,709,036
Delaware: 0.1%
2,525,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	2,621,101
District of Columbia: 1.9%
100,000	District of Columbia (RB) 5.75%, 04/01/21 (c)	107,744
	District of Columbia Provident Group-Howard Properties, LLC (RB)
2,475,000	5.00%, 10/01/22 (c)	2,459,680
395,000	5.00%, 10/01/22 (c)	396,303
2,115,000	5.00%, 10/01/22 (c)	2,148,375
	District of Columbia Tobacco Settlement Financing Corp (RB)
25,000,000	6.87%, 06/15/16 (c) ^	3,130,750
25,000,000	10.46%, 06/15/16 (c) ^	1,098,500
19,000	District of Columbia Tobacco Settlement Financing Corp. (RB) 6.50%, 05/15/33	23,556
5,000,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB)
	7.75%, 07/01/21 (c)	5,003,000
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 02/29/16 (c)	1,012,850
	District of Columbia, The Howard University Issue, Series A (RB)
1,870,000	6.25%, 04/01/21 (c)	2,032,540
2,655,000	6.25%, 04/01/21 (c)	2,920,527
3,635,000	6.50%, 04/01/21 (c)	3,888,541
2,485,000	6.50%, 04/01/21 (c)	2,693,591
1,595,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) 6.00%, 10/01/28 (c)	1,744,834
	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series A (RB)
6,860,000	5.00%, 04/01/22 (c)	7,453,253
270,000	5.03%, 10/01/37 ^	110,905
		36,224,949
Florida: 4.2%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,846,363
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,845,685
1,000,000	8.13%, 11/15/21 (c)	1,190,530
650,000	Cape Coral Health Facilities Authority (RB) 6.00%, 07/01/25 (c)	667,823
500,000	Capital Trust Agency Inc (RB) 7.13%, 12/01/25 (c)	508,935
2,000,000	Capital Trust Agency, Inc. (RB) 7.75%, 01/01/21 (c)	1,815,040
1,000,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	1,018,110
	City of Tallahassee, Florida Health Facilities Authority (RB)
1,010,000	4.00%, 06/01/25 (c)	1,016,999
475,000	4.00%, 12/01/25 (c)	478,054
2,500,000	5.00%, 06/01/25 (c)	2,779,300
165,000	5.00%, 12/01/25 (c)	180,254
	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	363,468
1,640,000	5.88%, 11/15/17 (c)	1,670,766
1,660,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.88%, 11/15/17 (c)	1,682,642
55,000	County of Brevard, Florida (RB) 6.75%, 11/01/19 (c)	60,007
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
190,000	5.00%, 10/01/23 (c)	220,054
40,000	5.38%, 10/01/23 (c)	46,428
175,000	6.00%, 10/01/23 (c)	210,422
2,150,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,503,632
70,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A (RB) 6.00%, 08/15/20 (c)	81,416
	Florida Development Finance Corp (RB)
500,000	6.00%, 06/15/25 (c)	511,095
585,000	6.13%, 06/15/25 (c)	593,055
	Florida Development Finance Corp. (RB)
1,000,000	7.00%, 06/01/22 (c)	1,047,250
1,000,000	7.00%, 06/01/22 (c)	1,065,380
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	364,885
450,000	5.88%, 06/15/24 (c)	458,140
695,000	6.00%, 06/15/24 (c)	701,762
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,057,390
2,850,000	7.63%, 06/15/21 (c)	3,370,011
35,000	Halifax Hospital Medical Center (RB) 5.25%, 06/01/16 (c)	35,400
90,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	92,919
130,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.00%, 05/15/17 (c)	134,174
	Lee County, Florida Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
2,390,000	5.25%, 06/15/17 (c)	2,425,085
3,500,000	5.38%, 06/15/17 (c)	3,544,590
2,825,000	5.75%, 06/15/22 (c)	2,945,373
1,290,000	Martin County Health Facilities Authority (RB) 4.25%, 11/15/24 (c)	1,327,797
	Martin County, Florida Health Facilities Authority (RB)
100,000	5.13%, 11/15/21 (c)	109,367
800,000	5.50%, 11/15/21 (c)	906,336
2,000,000	5.50%, 11/15/21 (c)	2,241,680
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,983,306
925,000	5.00%, 11/15/24 (c)	1,014,420
4,910,000	5.00%, 11/15/24 (c)	5,419,560
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	549,385
500,000	5.00%, 10/01/25 (c)	557,965
1,000,000	Mid-Bay Bridge Authority, Series C (RB) 5.00%, 10/01/25 (c)	1,096,230
915,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	978,483
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
2,755,000	4.25%, 05/01/23 (c)	2,889,692
1,480,000	5.00%, 05/01/23 (c)	1,574,113
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
2,750,000	5.50%, 07/01/17 (c)	2,796,447
1,200,000	5.50%, 07/01/17 (c)	1,230,204
500,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	517,225
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,807,634
1,500,000	5.00%, 05/15/23 (c)	1,616,475
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,840,725
1,055,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series B (RB) 6.25%, 06/01/23	1,119,714
1,680,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	1,756,793
40,000	Pinellas County Educational Facilities Authority (RB) (ACA) 5.25%, 10/01/16 (c)	41,268
150,000	Pinellas County Educational Facilities Authority, Eckerd College Project (RB) (ACA) 4.75%, 10/01/16 (c)	154,263
	Sarasota County, Florida Health Facilities Authority (RB)
2,055,000	5.75%, 07/01/17 (c)	2,063,158
1,785,000	5.75%, 07/01/17 (c)	1,800,512
415,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	478,462
895,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	1,029,751
1,375,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	1,625,374
		79,058,776
Georgia: 0.8%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 02/29/16 (c)	15,000
25,000	Baldwin County Hospital Authority (RB) 5.25%, 02/29/16 (c)	17,689
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
70,000	5.25%, 09/01/20	76,567
200,000	6.00%, 09/01/20 (c)	221,598
2,100,000	6.13%, 09/01/20 (c)	2,293,158
265,000	Gainesville, Georgia Redevelopment Authority (RB) 5.13%, 03/01/17 (c)	266,465
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	507,215
600,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 7.25%, 01/01/25 (c)	610,962
	Private Colleges & Universities Authority, The Savannah College of Art & Design Project (RB)
5,000,000	4.13%, 04/01/24 (c)	5,174,800
5,000,000	5.00%, 04/01/24 (c)	5,573,300
Guam: 0.6%		14,756,754
1,000,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	1,141,620
1,000,000	Guam Economic Development & Commerce Authority (RB) 5.63%, 06/01/17 (c)	937,860
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,216,237
1,250,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,408,012
	Guam Government Waterworks Authority (RB)
500,000	5.25%, 07/01/23 (c)	565,440
355,000	5.50%, 07/01/20 (c)	397,004
3,530,000	5.50%, 07/01/23 (c)	3,986,005
355,000	5.63%, 07/01/20 (c)	394,540
	Guam Power Authority, Series A (RB)
1,545,000	5.00%, 10/01/22 (c)	1,697,414
250,000	5.50%, 10/01/20 (c)	277,832
		12,021,964
Hawaii: 0.2%
1,380,000	Kuakini Health System, Series A (RB) 6.38%, 02/29/16 (c)	1,383,133
2,050,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 02/29/16 (c)	2,058,589
500,000	State of Hawaii Department of Budget & Finance (RB) 5.00%, 01/01/25 (c)	507,520
		3,949,242
Illinois: 8.3%
	Chicago Board of Education (GO) (AMBAC)
100,000	5.00%, 12/01/17 (c)	96,109
280,000	5.00%, 12/01/18 (c)	221,791
455,000	5.25%, 12/01/18 (c)	400,072
2,450,000	5.25%, 12/01/24 (c)	1,936,382
230,000	5.25%, 12/01/24 (c)	180,099
2,090,000	5.50%, 12/01/21 (c)	1,669,764
305,000	6.00%, 12/01/24 (c)	262,901
	Chicago Board of Education, Series A (GO)
8,565,000	5.00%, 12/01/22 (c)	6,579,376
75,000	5.50%, 12/01/19	76,000
965,000	Chicago Board of Education, Series B (GO) 5.00%, 12/01/22 (c)	755,219
	Chicago Board of Education, Series C (GO)
575,000	4.25%, 12/01/18	549,142
320,000	5.00%, 12/01/17	320,253
295,000	5.00%, 12/01/18 (c)	236,333
600,000	5.00%, 12/01/18 (c)	564,342
505,000	5.25%, 12/01/18 (c)	425,028
	Chicago Board of Education, Series F (GO)
530,000	5.00%, 12/01/17	530,419
1,350,000	5.00%, 12/01/18	1,315,251
2,500,000	5.00%, 12/01/19	2,390,750
545,000	5.00%, 12/01/20 (c)	422,876
1,000,000	5.00%, 12/01/20	940,570
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	464,968
100,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	101,754
	Chicago, Illinois, Series A
300,000	5.00%, 01/01/18	310,491
480,000	5.00%, 01/01/20 (c)	490,051
1,000,000	5.00%, 01/01/24 (c)	964,400
100,000	5.25%, 01/01/18 (c)	102,515
2,050,000	5.25%, 01/01/21 (c)	2,052,542
2,750,000	5.25%, 01/01/24 (c)	2,797,932
500,000	5.50%, 01/01/25 (c)	512,715
	Chicago, Illinois, Series C (GO)
970,000	5.00%, 01/01/19 (c)	936,564
300,000	5.00%, 01/01/20	315,186
1,000,000	5.00%, 01/01/22	1,048,920
500,000	5.00%, 01/01/24	519,500
1,000,000	5.00%, 01/01/25	1,031,890
1,000,000	5.00%, 01/01/26 (c)	961,340
1,000,000	5.00%, 01/01/26	1,028,300
	Chicago, Illinois, Series D (GO)
50,000	5.00%, 01/01/19 (c)	48,277
520,000	5.50%, 01/01/25 (c)	533,224
	City of Chicago IL (GO)
1,000,000	5.00%, 01/01/19 (c)	1,003,180
260,000	5.00%, 01/01/19 (c)	249,376
1,460,000	5.00%, 01/01/19 (c)	1,399,045
405,000	5.00%, 01/01/19 (c)	411,444
50,000	5.00%, 01/01/20 (c)	52,160
915,000	5.00%, 12/01/20 (c)	945,021
1,500,000	5.00%, 01/01/22 (c)	1,558,200
1,825,000	5.00%, 01/01/22 (c)	1,762,092
70,000	5.00%, 01/01/22 (c)	72,753
235,000	5.00%, 01/01/25	242,494
225,000	5.25%, 01/01/18 (c)	227,228
1,400,000	5.25%, 01/01/25 (c)	1,442,112
7,000,000	5.50%, 01/01/25 (c)	7,088,130
3,000,000	5.50%, 01/01/25 (c)	3,069,840
3,000,000	5.50%, 01/01/25 (c)	3,037,770
1,875,000	5.50%, 01/01/25 (c)	1,902,600
2,350,000	5.50%, 01/01/25 (c)	2,384,592
2,000,000	City of Chicago IL Waterworks Revenue (RB) (AMBAC) 5.75%, 11/01/30	2,373,980
950,000	City of Chicago, Illinois Neighborhood Alive 21 Program, Series B (GO) 5.25%, 01/01/25 (c)	975,108
250,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	257,620
	City of Chicago, Series A (GO)
700,000	4.63%, 01/01/21 (c)	655,326
300,000	5.00%, 01/01/18 (c)	308,799
450,000	5.00%, 01/01/20 (c)	457,002
4,080,000	5.00%, 01/01/21 (c)	3,909,660
625,000	5.00%, 01/01/22 (c)	609,650
945,000	5.00%, 01/01/24 (c)	912,426
1,500,000	5.25%, 01/01/24 (c)	1,540,950
1,000,000	5.38%, 01/01/25 (c)	1,035,380
2,970,000	5.50%, 01/01/25 (c)	3,007,392
145,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	149,955
85,000	City of Chicago, Series C (GO) 5.00%, 01/01/22 (c)	86,562
1,000,000	City of Chicago, Series E (GO) 5.50%, 01/01/25 (c)	1,019,700
465,000	City of Harvey, Illinois, Series A (GO) 5.50%, 12/01/17 (c)	360,301
2,100,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,046,555
3,600,000	Harvey, Illinois, Series A (GO) 5.63%, 12/01/17 (c)	2,733,984
	Illinois Finance Authority (RB)
200,000	4.00%, 09/01/22 (c)	203,002
1,000,000	5.00%, 09/01/24 (c)	1,126,080
40,000	5.75%, 10/01/19 (c)	43,655
500,000	6.00%, 12/01/25 (c)	503,270
560,000	6.13%, 05/15/19 (c)	628,477
30,000	7.50%, 02/15/17 (c)	27,750
30,000	8.00%, 02/15/17 (c)	27,600
20,000	8.00%, 02/15/20 (c)	18,400
	Illinois Finance Authority, Centegra Health System, Series A (RB)
635,000	4.63%, 09/01/24 (c)	662,153
2,000,000	5.00%, 09/01/24 (c)	2,206,560
20,000	Illinois Finance Authority, Elmhurst Memorial Healthcare, Series A (RB) 5.63%, 01/01/18 (c)	21,259
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
2,025,000	4.75%, 05/15/23 (c)	2,061,045
4,800,000	5.13%, 05/15/23 (c)	4,924,224
1,500,000	5.25%, 05/15/23 (c)	1,545,615
425,000	Illinois Finance Authority, Friendship Village of Schaumberg, Series A (RB) 5.63%, 02/29/16 (c)	425,047
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
1,020,000	8.13%, 02/15/20 (c)	938,400
3,000,000	8.25%, 02/15/20 (c)	2,760,000
	Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
1,000,000	5.00%, 04/01/16 (c)	982,480
3,000,000	5.00%, 04/01/16 (c)	3,001,800
500,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	542,140
1,000,000	Illinois Finance Authority, Lutheran Home and Services Group (RB) 5.75%, 05/15/22 (c)	1,047,060
25,000	Illinois Finance Authority, Montgomery Place Project, Series A (RB) 5.75%, 05/15/17 (c)	25,222
3,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	3,094,196
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,164,480
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
300,000	8.00%, 02/19/16 (c)	225,201
610,000	8.00%, 05/15/20 (c)	457,567
1,625,000	8.13%, 05/15/20 (c)	1,218,799
655,000	Illinois Finance Authority, Peace Village, Series (RB) 5.25%, 08/15/23	687,783
	Illinois Finance Authority, Roosevelt University Project (RB)
1,000,000	6.25%, 10/01/19 (c)	1,106,720
2,000,000	6.50%, 10/01/19 (c)	2,214,540
80,000	Illinois Finance Authority, Series A (RB) 7.90%, 02/15/17 (c)	73,600
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
500,000	5.00%, 08/15/25 (c)	565,540
1,125,000	5.00%, 08/15/25 (c)	1,244,621
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
730,000	5.75%, 02/15/20 (c)	811,585
2,070,000	6.00%, 02/15/20 (c)	2,278,594
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
7,000,000	8.00%, 05/15/20 (c)	8,065,890
1,565,000	8.00%, 05/15/20 (c)	1,811,315
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series B (RB) 7.38%, 02/19/16 (c)	150,323
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,030,000	5.00%, 06/01/18	1,118,570
500,000	5.00%, 06/01/19	556,760
350,000	5.25%, 06/01/20	401,779
45,000	5.25%, 06/01/21	52,753
200,000	5.38%, 06/01/21	235,718
1,670,000	5.50%, 06/01/21 (c)	1,974,140
150,000	Illinois Sports Facilities Authority (RB) (AMBAC) 4.65%, 06/15/26 ^	99,087
1,000,000	Illinois Sports Facilities Authority/The (RB) (AGM) 5.00%, 06/15/24 (c)	1,143,800
	Metropolitan Pier & Exposition Authority (RB)
100,000	5.20%, 06/15/20 (c)	104,841
1,000,000	5.50%, 12/15/25 (c)	1,123,850
295,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue (RB) (NATL) 5.65%, 06/15/22	326,370
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project (RB)
2,000,000	5.00%, 06/15/20 (c)	2,067,960
105,000	5.00%, 06/15/22 (c)	111,329
4,115,000	5.00%, 12/15/25 (c)	4,378,483
1,380,000	5.25%, 06/15/20 (c)	1,449,552
	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB)
815,000	1.51%, 06/15/18 ^	779,327
15,000	6.75%, 06/15/17 ^	14,653
15,000	6.75%, 06/15/17 ^	14,853
100,000	Railsplitter Tobacco Settlement Authority (RB) 6.25%, 06/01/16 (c)	101,809
4,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	2,360,000
	State of Illinois (GO)
50,000	5.00%, 03/01/18	53,259
100,000	5.00%, 09/01/18 (c)	103,091
680,000	5.00%, 01/01/19	737,800
330,000	5.00%, 06/01/19	361,376
200,000	5.00%, 03/01/22 (c)	212,686
480,000	5.00%, 03/01/22	544,368
75,000	5.00%, 04/01/23 (c)	79,053
100,000	5.00%, 05/01/23	113,279
375,000	5.00%, 02/01/24 (c)	418,916
500,000	5.00%, 04/01/24 (c)	555,445
100,000	5.00%, 05/01/24 (c)	107,031
165,000	5.25%, 01/01/19	180,187
100,000	Village of Hillside, Illinois (TA) 7.00%, 01/01/18 (c)	107,326
		154,263,077
Indiana: 2.9%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,696,965
2,000,000	7.13%, 11/15/22 (c)	2,256,440
	City of Anderson, Indiana, Anderson University Project (RB)
175,000	5.00%, 04/01/17 (c)	174,596
525,000	5.00%, 04/01/17 (c)	526,312
795,000	5.00%, 04/01/17 (c)	803,077
2,500,000	City of Indianapolis, Indiana Economic Development Revenue, Series A (RB) 6.25%, 07/01/23 (c)	2,852,425
1,000,000	City of Rockport, Indiana, Series A (RB) 7.00%, 02/01/22 (c)	590,000
1,010,000	City of Rockport, Indiana, Series B (RB) 1.75%, 06/01/18 (p)	1,018,292
1,500,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	1,744,275
1,900,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	1,336,612
	Indiana Finance Authority, I-69 Section 5 Project (RB)
5,265,000	5.00%, 09/01/24 (c)	5,731,690
1,250,000	5.25%, 09/01/24 (c)	1,411,837
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,629,300
1,555,000	5.50%, 08/15/20 (c)	1,687,019
2,500,000	5.50%, 08/15/20 (c)	2,741,925
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
1,600,000	5.00%, 07/01/23 (c)	1,727,232
3,980,000	5.00%, 07/01/23 (c)	4,269,903
5,400,000	5.25%, 07/01/23 (c)	5,916,024
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
5,200,000	5.00%, 06/01/22 (c)	5,449,392
2,735,000	5.00%, 06/01/22 (c)	2,916,330
	Indiana Finance Authority, United States Steel Corp. Project (RB)
1,040,000	5.75%, 08/01/22 (c)	613,600
2,275,000	6.00%, 06/01/20 (c)	1,367,730
20,000	Indianapolis Airport Authority, Federal Express Corp. Project (RB) 5.10%, 01/15/17	20,759
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c)	2,064,100
3,000,000	5.75%, 09/01/17 (c)	3,092,850
1,160,000	5.80%, 09/01/17 (c)	1,195,879
		54,834,564
Iowa: 2.7%
3,000,000	City of Coralville, Iowa, Series D (CP) 5.25%, 06/01/16 (c)	3,009,420
5,705,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	5,839,353
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
8,340,000	5.00%, 12/01/19	8,732,314
2,700,000	5.50%, 12/01/18 (c)	2,843,289
4,715,000	Iowa Finance Authority, Iowa Fertilizer Company Project (RB) 5.25%, 12/01/23 (c)	5,170,563
	Iowa Finance Authority, Senior Living (RB)
163,200	2.00%, 02/29/16 (c)*	816
870,000	2.70%, 11/15/24 (c)	738,961
1,500,000	Iowa Higher Education Loan Authority (RB) 5.00%, 10/01/25 (c)	1,476,495
	Iowa Higher Education Loan Authority, Upper Iowa University Project (RB)
20,000	4.00%, 09/01/23 (c)	19,716
2,065,000	5.00%, 09/01/23 (c)	2,140,001
2,750,000	5.00%, 09/01/23 (c)	2,758,497
620,000	5.75%, 09/01/20 (c)	668,986
1,345,000	6.00%, 09/01/20 (c)	1,430,434
180,000	Iowa Tobacco Settlement Authority, Series B (RB) 5.60%, 06/01/17 (c)	180,441
	Iowa Tobacco Settlement Authority, Series C (RB)
3,000,000	5.38%, 02/29/16 (c)	2,944,320
5,290,000	5.50%, 02/29/16 (c)	5,238,740
10,000,000	Iowa Tobacco Settlement Authority, Series D (RB) 7.15%, 02/29/16 (c) ^	1,219,400
6,160,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 02/29/16 (c)	6,159,446
		50,571,192
Kansas: 1.0%
2,255,000	Arkansas City Public Building Commission (RB) 6.25%, 09/01/19 (c)	2,234,976
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
2,000,000	5.00%, 05/15/17 (c)	2,007,740
1,000,000	5.00%, 05/15/17 (c)	1,012,580
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
8,200,000	5.13%, 01/01/17 (c)	8,239,114
100,000	5.13%, 01/01/17 (c)	100,654
1,000,000	5.25%, 01/01/17 (c)	1,008,540
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,320,704
	Wyandotte County, Kansas City Unified Government, Series A (RB)
500,000	5.00%, 09/01/25 (c)	508,895
500,000	6.00%, 09/01/25 (c)	507,350
		17,940,553
Kentucky: 1.2%
2,220,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	2,257,962
	Kentucky Economic Development Finance Authority (RB)
30,000	4.13%, 11/15/20	30,470
1,830,000	4.25%, 07/01/25 (c)	1,887,279
1,500,000	6.50%, 06/01/20 (c)	1,725,315
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
2,000,000	5.38%, 11/15/22 (c)	2,075,140
1,000,000	5.50%, 11/15/22 (c)	1,020,720
1,000,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB) 5.00%, 07/01/25 (c)	1,117,660
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
490,000	5.75%, 06/01/20 (c)	551,490
2,100,000	6.00%, 06/01/20 (c)	2,393,160
1,390,000	6.38%, 06/01/20 (c)	1,594,511
2,025,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	2,322,938
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
500,000	5.50%, 11/15/25 (c)	514,825
500,000	5.75%, 11/15/25 (c)	514,650
	Kentucky Public Transportation Infrastructure Authority, Downtown Cross Project, Series A (RB)
1,375,000	5.00%, 07/01/17	1,446,294
3,185,000	5.75%, 07/01/23 (c)	3,664,852
		23,117,266
Louisiana: 2.4%
	City of New Orleans, Louisiana (RB)
200,000	5.00%, 06/01/21	234,926
1,850,000	5.00%, 06/01/24 (c)	2,074,423
500,000	5.00%, 12/01/24 (c)	556,110
1,335,000	5.00%, 12/01/24 (c)	1,499,899
1,300,000	City of New Orleans, Louisiana Sewerage Service (RB) 5.00%, 06/01/20	1,495,832
	Jefferson Parish Hospital Service District No. 2 (RB)
245,000	6.25%, 07/01/21 (c)	281,586
1,145,000	6.38%, 07/01/21 (c)	1,313,853
725,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	784,631
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,017,450
1,560,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	1,849,973
2,300,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	2,734,010
2,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	2,377,400
575,000	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Series A (RB) (CIFG) 4.50%, 07/01/16 (c)	510,226
1,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	1,576,991
2,500,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d)	2,001,875
2,000,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/24 (c) (d)	1,601,420
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
825,000	4.25%, 05/15/25 (c)	851,161
15,000	6.38%, 05/15/21 (c)	18,115
3,250,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d)	2,666,560
2,025,000	Parish of St. Charles, Valero Project, Series (RB) 4.00%, 06/01/22 (p)	2,188,134
7,835,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	7,799,194
	Tobacco Settlement Financing Corp. (RB)
2,750,000	5.00%, 05/15/20	3,094,190
2,160,000	5.00%, 05/15/23	2,508,084
4,000,000	5.25%, 05/15/23 (c)	4,376,400
		45,412,443
Maine: 0.5%
50,000	Maine Health & Higher Educational Facilities Authority (RB) 5.25%, 07/01/21	55,133
2,000,000	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	2,168,480
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
1,735,000	6.00%, 07/01/21 (c)	1,951,615
2,220,000	6.75%, 07/01/21 (c)	2,476,588
50,000	6.95%, 07/01/21 (c)	56,257
55,000	7.50%, 07/01/21 (c)	65,459
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 02/29/16 (c)	2,007,960
		8,781,492
Maryland: 1.9%
1,000,000	Anne Arundel County Consolidated Special Taxing District (ST) 5.25%, 07/01/24 (c)	1,030,860
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	2,470,183
230,000	City of Baltimore MD (RB) (XLCA) 5.25%, 09/01/16 (c)	234,175
	City of Baltimore, Maryland (RB) (XLCA)
105,000	4.60%, 09/01/16 (c)	105,116
45,000	5.00%, 09/01/16 (c)	45,505
25,000	5.25%, 09/01/16 (c)	25,432
	County of Howard, Maryland (RB)
60,000	5.25%, 04/01/17 (c)	60,062
2,990,000	5.25%, 04/01/17 (c)	2,999,777
2,000,000	5.25%, 04/01/17 (c)	2,013,280
2,900,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,176,022
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c) (d)*	1,200,000
5,015,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	4,801,913
	Maryland Health & Higher Educational Facilities Authority (RB)
400,000	5.00%, 07/01/20	461,016
2,500,000	5.00%, 07/01/25 (c)	2,743,725
500,000	5.25%, 07/01/24 (c)	598,260
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue (RB)
1,270,000	4.25%, 07/01/25 (c)	1,312,799
500,000	5.00%, 07/01/25 (c)	551,665
1,950,000	5.00%, 07/01/25 (c)	2,187,744
545,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Issue (RB) 5.75%, 01/01/18 (c)	596,279
30,000	Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/22	35,868
20,000	Maryland Health and Higher Educational Facilities Authority (RB) 5.75%, 01/01/18 (c)	21,882
1,815,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,891,629
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
3,050,000	5.00%, 07/01/19	3,429,664
3,000,000	5.00%, 07/01/24	3,652,020
45,000	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	45,935
		35,690,811
Massachusetts: 0.8%
175,000	Massachusetts Development Finance Agency, Covanta Energy Project, Series B (RB) 4.88%, 11/01/17 (c)	175,292
	Massachusetts Development Finance Agency, Emerson College (RB)
500,000	5.00%, 01/01/25 (c)	554,550
500,000	5.00%, 01/01/25 (c)	552,940
500,000	5.00%, 01/01/25 (c)	565,560
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 02/29/16 (c)	282,772
	Massachusetts Development Finance Agency, Series A (RB)
525,000	5.00%, 01/01/20 (c)	563,461
100,000	5.50%, 01/01/20 (c)	112,380
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 11/01/17 (c)	1,129,891
	Massachusetts Development Finance Agency, Series D (RB)
1,035,000	4.00%, 07/01/25 (c)	1,047,130
7,295,000	5.00%, 07/01/25 (c)	8,079,358
	Massachusetts Development Finance Agency, Series H (RB)
50,000	5.00%, 07/01/16	50,902
50,000	5.00%, 07/01/17	52,890
175,000	5.13%, 07/01/21 (c)	198,870
320,000	5.50%, 07/01/21 (c)	362,579
45,000	Massachusetts Health & Educational Facilities Authority (RB) 4.75%, 07/01/18 (c)	47,647
70,000	Massachusetts Health & Educational Facilities Authority, Series D (RB) 5.00%, 03/03/16 (c)	70,216
	Massachusetts Health & Educational Facilities Authority, Series G (RB)
140,000	5.00%, 07/01/20 (c)	158,659
60,000	5.00%, 07/01/20 (c)	68,380
	Massachusetts Health & Educational Facilities Authority, Suffolk University Issue, Series A (RB)
20,000	6.00%, 07/01/19 (c)	22,667
75,000	6.25%, 07/01/19 (c)	85,379
45,000	Massachusetts Health and Educational Facilities Authority (RB) 5.00%, 07/01/18 (c)	47,281
		14,228,804
Michigan: 2.4%
340,000	City of Detroit MI Sewage Disposal System Revenue (RB) 5.25%, 07/01/22 (c)	377,811
85,000	City of Detroit, Michigan Sewage Disposal System Revenue (RB) 5.00%, 07/01/22	100,495
	City of Detroit, Michigan Sewage Disposal System Revenue, Series A (RB)
265,000	5.00%, 07/01/20	302,251
165,000	5.00%, 07/01/21	192,105
750,000	5.50%, 07/01/17 (c)	789,450
25,000	City of Detroit, Michigan Water Supply System Revenue (RB) 5.00%, 07/01/21 (c)	26,744
	City of Detroit, Michigan Water Supply System Revenue, Series A (RB)
25,000	5.00%, 07/01/21 (c)	27,323
120,000	5.25%, 07/01/21 (c)	131,381
25,000	5.25%, 07/01/21 (c)	28,418
50,000	City of Detroit, Michigan Water Supply System Revenue, Series C (RB) 4.50%, 07/01/21 (c)	54,292
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,132,451
2,000,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	1,904,300
310,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 02/29/16 (c)	303,217
150,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	172,061
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 02/29/16 (c)	2,515,371
1,000,000	5.75%, 02/29/16 (c)	1,003,200
1,450,000	6.00%, 02/29/16 (c)	1,453,668
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB) 5.63%, 05/15/22 (c)	1,572,945
	Michigan Finance Authority (RB)
250,000	5.00%, 07/01/25 (c)	295,220
250,000	5.00%, 07/01/25 (c)	285,220
250,000	5.50%, 11/15/25 (c)	259,362
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
520,000	5.00%, 07/01/24 (c)	568,069
100,000	5.00%, 07/01/24 (c)	110,385
650,000	5.00%, 07/01/24 (c)	729,040
	Michigan Finance Authority, Series C (RB)
500,000	5.00%, 07/01/22 (c)	542,125
250,000	5.00%, 07/01/25 (c)	283,055
500,000	5.00%, 07/01/25 (c)	586,375
250,000	5.00%, 07/01/25 (c)	295,220
5,000,000	Michigan Finance Authority, Thomas M Cooley Law School Project (RB) 6.75%, 07/01/24 (c)	5,336,300
250,000	Michigan Finance Authority, Water Supply System, Series D-4 (RB) 5.00%, 07/01/17	264,557
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 05/01/17 (c)	1,002,150
2,500,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 02/29/16 (c)	2,476,600
1,500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	1,534,875
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
2,140,000	5.13%, 06/01/17 (c)	1,981,790
4,225,000	6.00%, 06/01/17 (c)	3,866,593
4,925,000	6.00%, 06/01/17 (c)	4,662,941
6,000,000	6.88%, 06/01/18 (c)	6,169,440
50,000,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 6.88%, 06/01/17 (c) ^	571,000
		43,907,800
Minnesota: 0.9%
	City of Blaine, Minnesota, Crest View Senior Communities Project (RB)
500,000	5.75%, 07/01/25 (c)	523,265
500,000	6.13%, 07/01/25 (c)	529,090
	City of Brooklyn Park MN (RB)
245,000	5.50%, 07/01/25 (c)	247,497
250,000	5.50%, 07/01/25 (c)	254,955
500,000	5.75%, 07/01/25 (c)	509,795
	City of Deephaven MN (RB)
500,000	5.25%, 07/01/25 (c)	509,270
1,000,000	5.50%, 07/01/25 (c)	1,018,330
2,100,000	City of Victoria, Minnesota Private School Facility, Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	2,122,197
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	807,315
3,500,000	Saint Paul Housing & Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	3,604,755
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	506,610
500,000	6.00%, 08/01/17 (c)	507,760
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,367,178
2,500,000	6.00%, 05/01/19 (c)	2,702,475
		16,210,492
Mississippi: 0.0%
280,000	Mississippi Development Bank, Series A (RB) (XLCA) 5.00%, 03/01/16 (c)	281,028
	Mississippi Hospital Equipment and Facilities Authority, Series A (RB)
120,000	5.00%, 08/15/17 (c)	124,835
120,000	5.00%, 08/15/17 (c)	125,204
80,000	Parkway East Public Improvement District (AGO) (SA) 4.63%, 05/01/16 (c)	80,490
		611,557
Missouri: 0.5%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,019,890
990,000	City of Blue Springs MO (TA) 4.00%, 06/01/24 (c)	1,006,810
	City of Liberty MO (TA)
500,000	5.75%, 06/01/25 (c)	506,795
500,000	6.00%, 06/01/25 (c)	509,605
30,000	City of Nevada, Missouri (RB) (ACA) 4.30%, 02/29/16 (c)	25,599
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
1,970,000	6.25%, 02/29/16 (c)	1,976,146
2,500,000	6.50%, 02/29/16 (c)	2,500,050
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
485,000	5.00%, 02/29/16 (c)	489,928
1,150,000	5.25%, 02/29/16 (c)	1,150,931
570,000	5.35%, 02/29/16 (c)	560,207
		9,745,961
Nebraska: 0.0%
20,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	20,535
Nevada: 0.2%
	City of North Las Vegas (GO)
500,000	5.00%, 06/01/21 (c)	466,695
500,000	5.00%, 06/01/21 (c)	473,865
200,000	County of Clark NV (SA) 5.00%, 08/01/25 (c)	205,014
	State of Nevada Department of Business and Industry (RB)
1,000,000	5.00%, 12/15/25 (c)	1,026,590
1,000,000	5.13%, 12/15/25 (c)	1,012,690
		3,184,854
New Jersey: 6.2%
1,055,000	Burlington, Vermont Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	1,077,619
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,152,610
1,000,000	5.00%, 02/15/24 (c)	1,147,970
2,500,000	5.00%, 02/15/24 (c)	2,914,700
1,000,000	5.00%, 02/15/24 (c)	1,187,320
1,000,000	5.00%, 02/15/24 (c)	1,171,400
	Casino Reinvestment Development Authority (RB)
5,000,000	5.25%, 11/01/24 (c)	5,268,250
2,500,000	5.25%, 11/01/24 (c)	2,671,425
100,000	City of Atlantic City NJ (GO) 4.00%, 11/01/16	98,027
	City of Atlantic City, New Jersey (GO)
50,000	5.00%, 11/01/19	45,297
50,000	5.00%, 12/01/21	43,220
65,000	5.00%, 11/01/22	53,552
235,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	225,558
1,000,000	Essex County Improvement Authority (RB) 5.25%, 07/01/20 (c)	1,038,980
3,745,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	4,225,895
	New Jersey Economic Development Authority (RB)
35,000	5.00%, 06/15/22 (c)	38,390
500,000	5.50%, 01/01/24 (c)	586,280
35,000	5.75%, 06/01/20 (c)	38,713
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
100,000	4.00%, 06/15/19	105,176
1,645,000	4.25%, 06/15/22 (c)	1,691,142
1,150,000	5.00%, 06/15/17	1,196,575
500,000	5.00%, 06/15/19	541,960
135,000	5.00%, 06/15/22 (c)	144,000
840,000	5.00%, 06/15/22 (c)	931,543
175,000	5.00%, 06/15/22 (c)	190,379
50,000	5.00%, 06/15/22	56,063
500,000	5.00%, 06/15/22 (c)	535,965
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5,655,000	4.88%, 09/15/19	6,090,096
3,150,000	5.25%, 08/20/22 (c)	3,462,102
2,215,000	5.50%, 02/29/16 (c)	2,222,088
60,000	5.50%, 06/20/23 (c)	66,881
235,000	5.63%, 03/05/24 (c)	266,878
350,000	5.63%, 03/05/24 (c)	397,477
2,935,000	5.75%, 09/15/22 (c)	3,290,605
8,085,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 02/29/16 (c)	8,092,762
15,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	17,477
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
1,350,000	5.13%, 01/01/24 (c)	1,507,329
1,900,000	5.38%, 01/01/24 (c)	2,119,241
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,217,140
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	107,896
170,000	6.00%, 07/01/21 (c)	189,980
2,050,000	6.25%, 07/01/21 (c)	2,252,478
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
27,550,000	5.00%, 06/01/17 (c)	23,013,892
5,800,000	5.00%, 06/01/17 (c)	5,496,660
5,400,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	5,896,044
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
3,260,000	4.50%, 06/01/17 (c)	3,302,641
25,000	5.00%, 06/01/17 (c)	26,102
12,295,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 06/01/17 (c)	10,263,005
500,000	Tobacco Settlement Financing Corp., Series 1A (RB) 5.00%, 06/01/17	526,855
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	6,819,992
		116,023,630
New Mexico: 0.5%
1,060,000	County of Otero, New Mexico Jail Project (RB) 5.75%, 10/01/16 (c)	1,080,617
660,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	744,414
2,850,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,908,795
3,500,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	3,518,690
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,051,230
		9,303,746
New York: 8.6%
	Brooklyn Arena Local Development Corp. (RB)
110,000	4.53%, 07/15/33 ^	51,032
90,000	4.62%, 07/15/32 ^	43,703
90,000	6.00%, 01/15/20 (c)	104,611
1,625,000	6.25%, 01/15/20 (c)	1,884,009
5,000,000	6.38%, 01/15/20 (c)	5,820,550
	Build NYC Resource Corp. (RB)
5,000,000	5.00%, 11/01/24 (c)	5,164,150
1,000,000	5.50%, 11/01/24 (c)	1,085,110
	Build NYC Resource Corp., New York Law School Project (RB)
1,000,000	4.00%, 01/01/26 (c)	1,009,930
1,000,000	5.00%, 01/01/26 (c)	1,122,010
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
125,000	3.75%, 01/01/20	128,628
1,050,000	4.50%, 01/01/25	1,138,966
600,000	5.00%, 01/01/25 (c)	647,382
2,400,000	5.25%, 11/01/24 (c)	2,593,632
3,110,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,288,016
2,000,000	Dutchess County Industrial Development Agency (RB) 5.00%, 08/01/17 (c)	1,906,840
15,000	Dutchess County Industrial Development Agency, Series A-1 (RB) 4.50%, 08/01/17 (c)	15,338
2,570,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 08/01/17 (c)	2,453,990
	Erie County, New York Tobacco Asset Securitization Corp., Series A (RB)
1,120,000	5.00%, 02/29/16 (c)	1,084,765
115,000	5.00%, 02/29/16 (c)	114,685
500,000	Jefferson County Industrial Development Agency (RB) 5.25%, 01/01/24	487,045
1,000,000	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB) 4.75%, 01/01/20	994,330
30,000	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB) 4.25%, 07/01/22 (c)	30,727
	Nassau County Local Economic Assistance Corp., Winthrop-University Hospital Association Project (RB)
915,000	5.00%, 07/01/22 (c)	987,184
1,000,000	5.00%, 07/01/22 (c)	1,104,780
	Nassau County Tobacco Settlement Corp., Series A (RB)
5,520,000	5.00%, 06/01/16 (c)	5,070,451
5,125,000	5.13%, 06/01/16 (c)	4,431,485
5,000,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 06/01/16 (c)	5,014,050
	New Rochelle Industrial Development Agency (RB)
1,500,000	5.25%, 07/01/16 (c)	1,500,330
310,000	5.50%, 07/01/16 (c)	315,862
3,000,000	New York City Housing Development Corp. (RB) 3.50%, 05/15/24 (c)	3,089,190
	New York City Industrial Development Agency (RB) (AMBAC)
30,000	5.00%, 01/01/17 (c)	30,908
35,000	5.75%, 02/29/16 (c)	27,321
2,000,000	New York City Industrial Development Agency, Bronx Parking Development Company, LLC Project (RB) 5.88%, 10/01/17 (c) (d)	660,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	2,037,000
	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series B (RB)
1,000,000	5.00%, 12/01/16 (c)	1,016,440
380,000	5.25%, 12/01/16 (c)	386,924
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 01/01/17 (c)	1,982,312
850,000	5.00%, 01/01/17 (c)	868,003
1,075,000	5.00%, 01/01/17 (c)	1,109,110
110,000	5.00%, 01/01/17 (c)	113,034
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties, LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,151,860
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 09/01/16 (c)	1,508,205
800,000	5.00%, 09/01/16 (c)	814,360
45,000	New York Counties Tobacco Trust II (RB) 5.63%, 02/29/16 (c)	45,325
	New York Counties Tobacco Trust IV, Series A (RB)
280,000	5.00%, 02/16/16 (c)	253,680
935,000	5.00%, 02/16/16 (c)	862,977
	New York Dormitory Authority, Pace University, Series A (RB)
1,020,000	4.00%, 05/01/22	1,105,456
180,000	5.00%, 05/01/23 (c)	198,468
140,000	5.00%, 05/01/23 (c)	156,750
115,000	5.00%, 05/01/23	129,552
	New York Dormitory Authority, Yeshiva University (RB)
30,000	3.50%, 09/01/16	30,384
10,000	3.50%, 09/01/16	10,178
1,700,000	5.00%, 09/01/19 (c)	1,859,817
2,500,000	New York Liberty Development Corp. (RB) 5.15%, 11/15/24 (c)	2,633,350
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
22,100,000	5.00%, 11/15/24 (c)	23,519,704
1,000,000	5.38%, 11/15/24 (c)	1,071,080
1,000,000	7.25%, 11/15/24 (c)	1,214,630
2,000,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	2,183,380
	New York State Dormitory Authority (RB)
1,280,000	4.00%, 09/01/19 (c)	1,297,446
900,000	4.25%, 09/01/19 (c)	917,631
85,000	5.00%, 09/01/17	89,103
15,000	5.00%, 09/01/17	16,023
85,000	5.00%, 09/01/19 (c)	85,660
85,000	5.00%, 09/01/19 (c)	89,280
50,000	5.00%, 11/01/21 (c)	50,170
45,000	5.50%, 07/01/35	60,821
25,000	New York State Dormitory Authority, Medical Center of Queens (RB) (FHA) 4.75%, 02/15/17 (c)	25,867
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
1,000,000	5.00%, 06/01/25 (c)	1,056,410
3,020,000	6.13%, 12/01/18 (c)	3,313,121
365,000	New York State Dormitory Authority, Pace Univeristy, Series A (RB) 5.00%, 05/01/19	396,821
2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	2,256,952
	New York Transportation Development Corp (RB)
500,000	5.00%, 01/01/20	567,245
250,000	5.00%, 01/01/23	298,715
1,175,000	Niagara Area Development Corp., Covanta Energy Project, Series A (RB) 5.25%, 11/01/17 (c)	1,196,056
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB)
765,000	4.50%, 07/01/22 (c)	913,548
3,140,000	5.00%, 07/01/22 (c)	3,845,903
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB)
1,000,000	4.63%, 07/01/19 (c)	1,123,770
200,000	5.00%, 07/01/19	222,146
1,250,000	5.13%, 07/01/19 (c)	1,425,650
140,000	Orange County Industrial Development Agency, The glen Arden, Inc. Project (RB) 5.70%, 02/29/16 (c)	125,761
270,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	272,614
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
265,000	5.00%, 12/01/20	300,229
110,000	6.00%, 12/01/20 (c)	128,602
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/18	32,701
	Suffolk Tobacco Asset Securitization Corp. (RB)
65,000	5.38%, 06/01/18 (c)	65,696
2,010,000	6.00%, 06/01/18 (c)	1,956,695
5,500,000	6.63%, 06/01/22 (c)	5,649,105
1,000,000	Syracuse Industrial Development Agency (RB) (XLCA) 5.00%, 01/01/17 (c)	1,010,970
500,000	Town of Oyster Bay, New York (GO) 3.25%, 08/15/17 (c)	504,025
	Town of Oyster Bay, New York Public Improvement (GO)
50,000	3.00%, 08/15/17 (c)	50,441
250,000	3.00%, 08/15/17	257,318
1,165,000	Tsasc, Inc., New York City Tobacco Settlement, Series 0 (RB) 5.00%, 06/01/16 (c)	1,173,656
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
7,550,000	5.00%, 06/01/16 (c)	7,150,378
10,225,000	5.13%, 06/01/16 (c)	9,427,552
1,540,000	Ulster County Industrial Development Agency (RB) 6.00%, 09/15/17 (c)	1,544,004
2,000,000	Ulster County Industrial Development Agency, Civic Facility (RB) 6.00%, 09/15/17 (c)	2,011,320
830,000	Westchester County Healthcare Corp. (RB) 6.13%, 11/01/20 (c)	952,168
75,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	84,434
	Westchester County Local Development Corp. (RB)
550,000	5.00%, 05/01/24 (c)	604,477
1,290,000	5.50%, 05/01/24 (c)	1,471,322
	Westchester, New York Tobacco Asset Securitization Corp. (RB)
5,115,000	5.13%, 02/29/16 (c)	5,080,065
1,600,000	5.13%, 02/29/16 (c)	1,600,320
		161,365,180
North Carolina: 0.5%
3,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB) 5.75%, 02/29/16 (c)	3,002,280
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	271,680
1,000,000	5.00%, 06/30/25 (c)	1,066,420
500,000	North Carolina Medical Care Commission (RB) 4.70%, 07/01/25 (c)	523,015
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	255,626
1,330,000	5.00%, 03/01/22 (c)	1,384,330
820,000	5.00%, 03/01/22 (c)	859,319
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,515,542
		8,878,212
North Dakota: 0.1%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,640
640,000	5.00%, 12/01/21 (c)	678,746
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23	584,299
1,285,000	7.75%, 09/01/23 (c)	1,210,637
		2,499,322
Ohio: 5.8%
102,650,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 11.95%, 06/01/17 (c) ^	1,050,109
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
12,185,000	5.13%, 06/01/17 (c)	11,141,355
5,170,000	5.38%, 06/01/17 (c)	4,799,983
12,595,000	5.75%, 06/01/17 (c)	11,147,709
18,945,000	5.88%, 06/01/17 (c)	16,705,133
14,155,000	5.88%, 06/01/17 (c)	12,691,939
5,150,000	6.00%, 06/01/17 (c)	4,590,298
350,000	6.50%, 06/01/17 (c)	331,236
540,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	502,740
50,500,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 8.91%, 06/01/17 (c) ^	3,655,190
	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC)
90,000	5.00%, 01/01/17 (c)	93,307
700,000	5.25%, 01/01/20	798,770
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
250,000	5.00%, 01/01/22 (c)	284,582
40,000	5.25%, 01/01/19	44,365
385,000	Cleveland, Ohio Airport System Revenue (RB) 5.00%, 01/01/22 (c)	435,316
2,000,000	County of Franklin, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	2,000,120
	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB)
2,300,000	6.63%, 11/01/20 (c)	2,878,565
500,000	7.00%, 11/01/20 (c)	634,405
1,000,000	County of Muskingum OH (RB) 5.00%, 02/15/19	1,071,980
2,000,000	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB) 5.00%, 02/15/23 (c)	2,115,240
750,000	Dayton-Montgomery County Port Authority (RB) 7.00%, 01/15/25 (c)	767,452
2,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/20 (c)	1,727,180
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
3,000,000	5.00%, 02/15/23 (c)	3,113,340
4,000,000	5.00%, 02/15/23 (c)	4,134,000
3,020,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	1,963,211
1,000,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	1,034,520
655,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	724,712
35,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	38,713
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 02/29/16 (c)	1,104,950
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 02/29/16 (c)	2,054,817
125,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	130,550
795,000	Ohio Water Development Authority (RB) 6.60%, 11/01/21 (c)	478,033
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	256,625
245,000	5.00%, 12/01/24 (c)	257,473
70,000	5.50%, 12/01/24 (c)	75,313
3,400,000	5.75%, 12/01/22 (c)	3,730,956
2,850,000	6.00%, 12/01/22 (c)	3,130,297
	State of Ohio, Portsmouth Bypass Project (RB)
2,000,000	5.00%, 06/30/25 (c)	2,242,060
3,490,000	5.00%, 06/30/25 (c)	3,835,964
40,000	Toledo-Lucas County Port Authority (SA) 5.38%, 02/29/16 (c)	40,083
		107,812,591
Oklahoma: 0.3%
2,010,254	Kingfisher, Oklahoma Hospital Authority (RB) 6.50%, 02/29/16 (c)	2,018,174
1,000,000	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB) 5.13%, 12/01/17 (c)	1,003,820
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	279,133
1,000,000	6.00%, 01/01/22 (c)	1,047,460
1,000,000	Tulsa Airports Improvement Trust (RB) 5.00%, 06/01/25 (c) (p)	1,112,560
		5,461,147
Oregon: 0.1%
305,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	327,225
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
645,000	6.13%, 09/01/20 (c)	692,033
750,000	6.38%, 09/01/20 (c)	805,635
		1,824,893
Pennsylvania: 5.3%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	793,550
365,000	6.50%, 05/01/17	332,281
2,045,000	6.75%, 11/01/19 (c)	1,329,495
1,100,000	6.75%, 12/01/21 (c)	661,430
2,500,000	6.88%, 11/01/19 (c)	1,503,300
	Allentown Neighborhood Improvement Zone Development Authority (RB)
1,815,000	5.00%, 05/01/22 (c)	1,922,539
150,000	5.00%, 05/01/22 (c)	159,743
3,980,000	5.00%, 05/01/22 (c)	4,193,248
5,490,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	5,649,979
500,000	Chester County Health & Education Facilities Authority (RB) 5.25%, 12/01/25 (c)	514,665
	Cumberland County, Pennsylvania Municipal Authority (RB)
500,000	4.00%, 01/01/25 (c)	509,000
400,000	5.25%, 01/01/22 (c)	420,272
50,000	Delaware County Industrial Development Authority/PA (RB) 6.13%, 08/15/20 (c)	51,480
8,890,000	Delaware County, Pennsylvania Authority, Series A (RB) 5.00%, 12/15/16 (c)	9,110,027
	Delaware River Port Authority (RB)
100,000	5.00%, 01/01/21	113,514
2,445,000	5.00%, 01/01/23 (c)	2,780,796
2,715,000	5.00%, 01/01/23 (c)	3,109,924
100,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	115,020
6,200,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c)	5,086,914
1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	1,540,710
1,250,000	Lehigh County, Pennsylvania General Purpose Authority, Bibles Fellowship Church Homes, Inc. Project (RB) 5.25%, 07/01/22 (c)	1,278,600
80,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB) 5.50%, 07/01/19 (c)	87,854
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
1,500,000	5.00%, 01/01/25 (c)	1,540,080
3,750,000	5.25%, 01/01/25 (c)	3,805,800
940,000	5.38%, 01/01/25 (c)	949,964
1,250,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 6.00%, 07/01/25 (c)	1,269,675
	Pennsylvania Economic Development Financing Authority (RB)
45,000	5.00%, 12/31/22	52,848
250,000	5.00%, 12/31/25	297,785
5,100,000	5.00%, 06/30/26 (c)	5,858,370
1,000,000	5.00%, 09/01/20 (p)	1,003,610
2,000,000	5.00%, 09/01/20 (p)	2,007,220
4,600,000	6.40%, 09/01/25 (c)	4,876,690
85,000	Pennsylvania Economic Development Financing Authority, Colver Project, Series F (RB) (AMBAC) 4.63%, 02/29/16 (c)	85,235
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
1,190,000	4.13%, 06/30/26 (c)	1,191,464
450,000	5.00%, 12/31/24	534,222
3,380,000	5.00%, 06/30/26 (c)	3,756,600
1,135,000	5.00%, 06/30/26 (c)	1,347,790
2,515,000	5.00%, 06/30/26 (c)	2,829,953
500,000	5.00%, 06/30/26 (c)	550,265
1,000,000	5.00%, 06/30/26	1,192,440
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 02/29/16 (c)	1,803,132
2,170,000	Pennsylvania Higher Educational Facilities Authority (RB) 6.00%, 07/01/20 (c)	2,284,641
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	376,162
1,000,000	7.25%, 06/15/24 (c)	1,141,940
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
500,000	6.38%, 06/01/25 (c)	504,665
500,000	6.50%, 06/01/25 (c)	504,635
500,000	6.63%, 06/01/25 (c)	504,610
2,130,000	Philadelphia Authority for Industrial Development. Esperanza Charter School Project (RB) 8.20%, 01/01/23 (c)	2,318,974
1,000,000	Philadelphia Gas Works Co (RB) 5.00%, 08/01/25 (c)	1,201,700
	Philadelphia Gas Works Co. (RB) (AMBAC)
345,000	5.00%, 10/01/17 (c)	358,479
135,000	5.00%, 10/01/17 (c)	140,566
250,000	5.00%, 10/01/17	266,472
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
880,000	5.00%, 07/01/17 (c)	895,558
2,100,000	5.50%, 07/01/17 (c)	2,157,267
1,455,000	5.63%, 07/01/22 (c)	1,602,173
4,175,000	5.63%, 07/01/22 (c)	4,545,322
1,170,000	State Public School Building Authority (RB) 5.00%, 04/01/19	1,289,831
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	726,284
1,500,000	5.00%, 01/01/23	1,681,980
		98,718,743
Puerto Rico: 2.2%
1,230,000	Children’s Trust Fund (RB) 5.63%, 02/29/16 (c)	1,230,123
	Commonwealth of Puerto Rico (GO)
100,000	4.95%, 07/01/18 ^	67,491
195,000	5.00%, 02/29/16 (c)	122,363
45,000	5.75%, 07/01/21 (c)	28,463
25,000	Commonwealth of Puerto Rico, Public Improvement (GO) 5.25%, 07/01/18	16,175
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
65,000	4.00%, 07/01/20	40,463
35,000	4.13%, 07/01/22	21,656
420,000	4.50%, 07/01/22 (c)	260,925
110,000	4.75%, 07/01/22 (c)	68,200
110,000	5.00%, 02/29/16 (c)	69,025
160,000	5.00%, 02/29/16 (c)	100,400
20,000	5.00%, 07/01/16 (c)	12,625
20,000	5.00%, 07/01/17 (c)	12,600
105,000	5.00%, 07/01/17 (c)	66,281
50,000	5.00%, 07/01/17 (c)	31,800
140,000	5.00%, 07/01/18 (c)	88,550
275,000	5.00%, 07/01/22	173,594
330,000	5.13%, 02/29/16 (c)	207,488
250,000	5.25%, 02/29/16 (c)	158,438
20,000	5.25%, 02/29/16 (c)	12,650
85,000	5.25%, 07/01/16 (c)	53,763
90,000	5.25%, 07/01/16	68,193
40,000	5.25%, 07/01/17 (c)	25,150
70,000	5.25%, 07/01/18 (c)	44,013
100,000	5.25%, 07/01/22 (c)	63,000
100,000	5.50%, 07/01/16	88,780
220,000	5.50%, 07/01/17	150,810
10,000	5.50%, 07/01/17	8,781
65,000	5.50%, 07/01/18 (c)	41,113
150,000	5.50%, 07/01/18	97,613
140,000	5.50%, 07/01/18 (c)	89,250
500,000	5.50%, 07/01/18	325,375
100,000	5.50%, 07/01/19	64,350
50,000	6.00%, 07/01/18 (c)	31,688
450,000	6.50%, 07/01/21 (c)	285,750
10,010,000	8.00%, 07/01/20 (c)	7,194,687
	Commonwealth of Puerto Rico, Public Improvement, Series B (GO)
135,000	5.00%, 07/01/16 (c)	84,713
840,000	5.75%, 07/01/19 (c)	531,300
50,000	6.50%, 07/01/19 (c)	31,813
30,000	Commonwealth of Puerto Rico, Public Improvement, Series C (GO)
	6.00%, 07/01/19 (c)	19,013
	Commonwealth of Puerto Rico, Public Improvement, Series D (GO)
100,000	4.25%, 07/01/16 (c)	62,850
50,000	4.50%, 07/01/16 (c)	31,375
10,000	5.00%, 07/01/16 (c)	6,360
	Commonwealth of Puerto Rico, Public Improvement, Series E (GO)
305,000	5.38%, 07/01/21 (c)	192,531
355,000	5.50%, 07/01/21 (c)	224,538
85,000	5.63%, 07/01/16 (c)	53,763
	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB)
155,000	4.25%, 07/01/22 (c)	103,463
225,000	5.13%, 07/01/22 (c)	150,188
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
30,000	5.25%, 07/01/22 (c)	20,175
1,755,000	6.00%, 07/01/22 (c)	1,215,337
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
1,490,000	5.00%, 07/01/22 (c)	998,300
1,740,000	5.25%, 07/01/22 (c)	1,161,450
700,000	5.75%, 07/01/22 (c)	479,500
360,000	6.00%, 07/01/18 (c)	251,100
1,500,000	6.00%, 07/01/18 (c)	1,042,500
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 7.05%, 02/29/16 (c) ^	1,123,850
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/23	197,500
3,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series B (RB) 5.00%, 07/01/16 (c) (d)	442,830
	Puerto Rico Commonwealth Public Improvement, Series A (GO)
100,000	5.75%, 07/01/21 (c)	63,250
305,000	6.00%, 07/01/21 (c)	193,294
700,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/22 (c)	439,250
100,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/21	63,250
155,000	Puerto Rico Convention Center District Authority (RB) (FGIC) 5.00%, 07/01/16 (c)	75,563
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
315,000	4.13%, 07/01/16 (c)	159,075
395,000	4.25%, 07/01/16 (c)	190,588
125,000	4.50%, 07/01/16 (c)	95,313
220,000	4.75%, 07/01/16 (c)	111,100
345,000	5.00%, 07/01/16 (c)	182,850
275,000	5.00%, 07/01/16 (c)	136,125
350,000	5.00%, 07/01/16 (c)	172,375
620,000	5.00%, 07/01/16 (c)	303,800
100,000	Puerto Rico Electric Power Authority (RB) 5.75%, 07/01/20 (c)	60,250
	Puerto Rico Electric Power Authority, Series A (RB)
890,000	4.80%, 07/01/22 (c)	536,225
350,000	7.00%, 07/01/23 (c)	212,188
	Puerto Rico Electric Power Authority, Series AAA (RB)
150,000	5.25%, 07/01/20 (c)	90,375
90,000	5.25%, 07/01/20 (c)	54,225
325,000	5.25%, 07/01/20 (c)	195,813
	Puerto Rico Electric Power Authority, Series CCC (RB)
25,000	4.80%, 07/01/20 (c)	15,063
40,000	5.00%, 02/29/16 (c)	24,100
125,000	5.00%, 07/01/20 (c)	75,313
	Puerto Rico Electric Power Authority, Series DDD (RB)
165,000	5.00%, 07/01/20 (c)	99,413
975,000	5.00%, 07/01/20 (c)	587,437
525,000	5.00%, 07/01/20	316,312
	Puerto Rico Electric Power Authority, Series TT (RB)
100,000	4.20%, 07/01/17 (c)	60,225
25,000	5.00%, 07/01/17 (c)	15,063
925,000	5.00%, 07/01/17 (c)	557,312
110,000	5.00%, 07/01/17 (c)	66,275
375,000	5.00%, 07/01/17	229,860
260,000	5.00%, 07/01/17 (c)	156,650
150,000	5.00%, 07/01/17 (c)	90,375
60,000	Puerto Rico Electric Power Authority, Series VV (RB) 5.50%, 07/01/18 (c)	36,150
	Puerto Rico Electric Power Authority, Series WW (RB)
85,000	5.38%, 07/01/18 (c)	51,213
45,000	5.50%, 07/01/18 (c)	27,113
	Puerto Rico Electric Power Authority, Series ZZ (RB)
290,000	4.25%, 07/01/20	174,725
25,000	5.00%, 07/01/17	15,324
385,000	5.00%, 07/01/18	232,236
100,000	5.00%, 07/01/20	60,250
500,000	5.25%, 07/01/20 (c)	301,250
50,000	5.25%, 07/01/20	30,125
25,000	5.25%, 07/01/20 (c)	15,063
175,000	5.25%, 07/01/20 (c)	105,438
290,000	Puerto Rico Government Development, Series B (RB) 5.00%, 12/01/16	95,744
	Puerto Rico Highways & Transportation Authority (RB)
35,000	4.75%, 07/01/18 (c)	6,650
100,000	5.00%, 02/29/16 (c)	19,000
40,000	5.00%, 02/29/16 (c)	16,900
50,000	5.00%, 02/29/16 (c)	9,500
100,000	5.25%, 02/29/16 (c)	48,045
300,000	5.30%, 07/01/20 (c)	197,625
30,000	5.75%, 02/29/16 (c)	6,375
65,000	Puerto Rico Highways & Transportation Authority, Series G (RB) (FGIC) 5.00%, 02/29/16 (c)	27,463
	Puerto Rico Highways and Transportation Authority (RB)
890,000	5.00%, 02/29/16 (c)	169,100
100,000	5.00%, 07/01/16 (c)	20,250
325,000	5.00%, 07/01/16 (c)	61,750
390,000	5.25%, 02/29/16 (c)	164,034
845,000	5.75%, 02/29/16 (c)	357,012
305,000	Puerto Rico Highways and Transportation Authority, Series G (RB) 5.00%, 02/29/16 (c)	57,950
	Puerto Rico Highways and Transportation Authority, Series I (RB) (FGIC)
200,000	5.00%, 02/29/16 (c)	84,500
50,000	5.00%, 02/29/16 (c)	21,125
315,000	5.00%, 02/29/16 (c)	133,088
185,000	Puerto Rico Highways and Transportation Authority, Series J (RB) (FGIC) 5.00%, 02/29/16 (c)	77,839
	Puerto Rico Highways and Transportation Authority, Series K (RB)
50,000	5.00%, 02/29/16 (c)	10,625
400,000	5.00%, 02/29/16 (c)	76,000
205,000	5.00%, 02/29/16 (c)	44,143
500,000	5.00%, 02/29/16 (c)	112,600
115,000	5.00%, 02/29/16 (c)	25,335
	Puerto Rico Highways and Transportation Authority, Series M (RB)
1,020,000	5.00%, 07/01/17 (c)	193,800
1,500,000	5.00%, 07/01/17 (c)	292,500
295,000	5.00%, 07/01/17 (c)	56,050
	Puerto Rico Highways and Transportation Authority, Series N (RB)
385,000	5.50%, 07/01/21	79,888
1,055,000	5.50%, 07/01/22	218,913
2,000,000	5.50%, 07/01/24	390,000
1,500,000	5.50%, 07/01/25	288,750
1,500,000	5.50%, 07/01/26	285,000
50,000	21.06%, 07/01/20 ^	10,813
	Puerto Rico Infrastructure Financing Authority (RB) (FGIC)
160,000	4.00%, 07/01/18	77,704
345,000	4.00%, 12/15/21	115,575
100,000	4.63%, 12/15/21 (c)	33,500
340,000	5.00%, 02/29/16 (c) (d)	50,187
515,000	5.00%, 07/01/16 (c) (d)	76,019
55,000	5.00%, 07/01/16 (c) (d)	8,119
75,000	5.00%, 07/01/16 (c) (d)	11,071
1,065,000	5.00%, 07/01/16 (c) (d)	157,205
80,000	5.00%, 07/01/16 (c) (d)	11,809
100,000	5.00%, 07/01/16 (c) (d)	14,761
100,000	5.00%, 12/15/21 (c)	33,500
1,000,000	5.00%, 12/15/21 (c)	335,000
860,000	5.25%, 12/15/21 (c)	288,100
160,000	5.50%, 07/01/19	68,912
35,000	5.50%, 07/01/21	14,438
90,000	5.50%, 07/01/26	33,750
85,000	Puerto Rico Infrastructure Financing Authority, Series A (RB) (FGIC) 5.50%, 07/01/25	32,300
190,000	Puerto Rico Infrastructure Financing Authority, Series B (RB) 5.00%, 07/01/16 (c) (d)	28,532
100,000	Puerto Rico Infrastructure Financing Authority, Series C (RB) (FGIC) 5.50%, 07/01/20	42,250
	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
250,000	5.00%, 07/01/17 (c)	141,563
50,000	5.00%, 07/01/18	31,223
1,500,000	5.50%, 07/01/17 (c) (p)	1,530,000
230,000	5.63%, 07/01/19 (c)	131,675
45,000	5.75%, 07/01/18	28,438
40,000	7.00%, 02/29/16 (c)	25,000
	Puerto Rico Public Buildings Authority, Series D (RB) (COMWLTH GTD)
325,000	5.25%, 02/29/16 (c)	184,844
35,000	5.25%, 02/29/16 (c)	19,994
70,000	Puerto Rico Public Buildings Authority, Series G (RB) (COMWLTH GTD)
	4.75%, 02/29/16 (c)	39,288
	Puerto Rico Public Buildings Authority, Series I (RB) (COMWLTH GTD)
705,000	5.00%, 02/29/16 (c)	399,206
1,670,000	5.25%, 02/29/16 (c)	949,812
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
1,485,000	5.00%, 07/01/17 (c)	840,881
30,000	5.25%, 07/01/17	19,664
25,000	5.50%, 07/01/17 (c)	15,736
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
35,000	6.00%, 07/01/19 (c)	21,831
20,000	6.00%, 07/01/19	12,643
1,165,000	6.75%, 07/01/19 (c)	700,456
745,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD)
	5.50%, 02/29/16 (c)	425,581
	Puerto Rico Public Buildings Authority, Series S (RB) (COMWLTH GTD)
170,000	5.50%, 07/01/16 (c)	102,425
505,000	5.75%, 07/01/16 (c)	306,787
1,655,000	6.00%, 07/01/21 (c)	953,694
	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD)
110,000	5.00%, 07/01/20	66,963
200,000	5.25%, 07/01/22 (c)	113,750
80,000	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue (RB) 4.50%, 02/01/20 (c)	33,300
	Puerto Rico Sales Tax Financing Corp. (RB)
40,000	5.00%, 08/01/18	19,374
125,000	5.25%, 08/01/21 (c)	76,563
730,000	5.25%, 08/01/21 (c)	275,575
190,000	5.50%, 08/01/19 (c)	74,813
500,000	5.50%, 02/01/20 (c)	188,750
855,000	6.00%, 08/01/19 (c)	327,037
265,000	6.00%, 08/01/20 (c)	101,031
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C (RB)
1,520,000	5.00%, 08/01/21 (c)	931,000
150,000	5.25%, 08/01/20 (c)	56,625
680,000	7.89%, 08/01/34 ^	125,202
	Puerto Rico Sales Tax Financing Corp., Series A (RB)
150,000	5.00%, 08/01/19 (c)	60,188
100,000	8.69%, 08/01/35 ^	10,920
50,000	8.70%, 08/01/34 ^	5,856
	University of Puerto Rico, Series P (RB)
90,000	5.00%, 06/01/16 (c)	36,900
135,000	5.00%, 06/01/16 (c)	55,013
115,000	5.00%, 06/01/16 (c)	46,288
90,000	5.00%, 06/01/16 (c)	42,327
500,000	5.00%, 06/01/16 (c)	220,000
445,000	5.00%, 06/01/16 (c)	191,350
		41,553,934
Rhode Island: 0.7%
3,000,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	3,563,610
	Tobacco Settlement Financing Corp. (RB)
2,000,000	4.50%, 06/01/25 (c)	2,030,360
1,000,000	5.00%, 06/01/25 (c)	1,074,740
50,500,000	6.59%, 06/01/17 (c) ^	4,624,790
	Tobacco Settlement Financing Corp., Series A (RB)
400,000	5.00%, 06/01/20	452,696
30,000	5.00%, 06/01/23	34,365
	Tobacco Settlement Financing Corp/RI (RB)
40,000	4.00%, 06/01/18	42,260
2,000,000	5.00%, 06/01/25 (c)	2,072,280
		13,895,101
South Carolina: 0.8%
75,000	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB) 5.00%, 08/01/23 (c)	82,776
	South Carolina Jobs-Economic Development Authority (RB)
300,000	5.00%, 05/01/23 (c)	308,604
155,000	5.75%, 08/01/19 (c)	170,229
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,511,134
3,100,000	5.63%, 05/01/17 (c)	3,122,444
4,000,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	3,957,320
600,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	665,658
3,470,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB) 5.25%, 08/01/23 (c)	3,893,999
		15,712,164
South Dakota: 0.4%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
5,175,000	5.00%, 11/15/16 (c)	5,193,940
1,250,000	5.00%, 11/15/16 (c)	1,266,725
		6,460,665
Tennessee: 0.9%
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
500,000	5.00%, 10/01/24 (c)	563,560
2,600,000	5.00%, 10/01/24 (c)	2,905,578
975,000	5.00%, 10/01/24 (c)	1,113,138
860,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/19	968,850
110,000	County of Claiborne, Tennessee (GO) 4.13%, 04/01/20 (c)	117,154
	Johnson City Health & Educational Facilities Board (RB)
100,000	5.38%, 07/01/20 (c)	112,201
350,000	5.50%, 07/01/16 (c)	356,839
180,000	5.63%, 07/01/20 (c)	201,434
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,057,600
2,500,000	5.38%, 12/01/22 (c)	2,581,200
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,168,894
3,000,000	5.50%, 09/01/23 (c)	3,061,290
1,000,000	5.63%, 09/01/16 (c)	1,021,810
395,000	Sullivan County, Tennessee Health, Educational and Housing Facilities Board, Series C (RB) 5.25%, 09/01/16 (c)	404,365
70,000	Tennessee Energy Acquisition Corp. (RB) 5.63%, 09/01/26	82,646
		16,716,559
Texas: 8.1%
5,000	Beaumont, Texas Independent School District (GO) (AGO) 5.00%, 02/15/17 (c)	5,192
	Board of Managers Joint Guadalupe County-City of Seguin Hospital (RB)
700,000	5.00%, 12/01/25 (c)	742,357
300,000	5.25%, 12/01/25 (c)	330,465
50,000	Brazoria County, Texas Enviromental Facilities (RB) 5.13%, 05/15/17 (c)	52,660
2,500,000	Brazoria County, Texas Health Facilities Development Corp. (RB) 5.25%, 07/01/22 (c)	2,731,200
1,000,000	Central Texas Regional Mobility Authority (RB) 5.00%, 07/01/25 (c)	1,133,080
240,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 6.00%, 01/01/21 (c)	280,644
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,205,000	5.00%, 01/01/23 (c)	1,329,067
1,310,000	5.00%, 01/01/23 (c)	1,472,401
3,000,000	5.00%, 07/01/25 (c)	3,383,730
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
350,000	5.00%, 01/01/23 (c)	380,404
400,000	5.00%, 01/01/23 (c)	442,748
2,255,000	6.25%, 01/01/21 (c)	2,630,976
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
7,000,000	4.75%, 07/01/24	7,838,250
650,000	5.00%, 07/01/24 (c)	704,223
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,122,100
2,500,000	5.00%, 07/15/25 (c)	2,705,300
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,094,060
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,365,206
	Clifton Higher Education Finance Corp (RB)
500,000	5.13%, 08/15/25 (c)	509,620
500,000	5.50%, 08/15/25 (c)	518,765
850,000	Dallas County Flood Control District No 1 (GO) 5.00%, 04/01/23 (c)	876,775
500,000	Decatur Hospital Authority Revenue, Series A (RB) 5.00%, 09/01/24 (c)	542,795
580,000	Grand Parkway Transportation Corp. (RB) 5.50%, 10/01/23 (c)	642,536
	Gregg County Health Facilities Development Corp., Series C (RB)
95,000	5.00%, 07/01/22 (c)	97,936
2,850,000	5.00%, 07/01/22 (c)	3,014,616
2,500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,634,150
275,000	Harris County Industrial Development Corp. (RB) 5.00%, 12/01/19 (c)	308,704
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	1,015,350
130,000	Harrison County Health Facilities Development Corp (RB) 5.25%, 07/01/20 (c)	138,018
2,050,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,380,275
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	684,619
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
250,000	5.00%, 11/01/18	273,222
615,000	5.00%, 11/01/22 (c)	682,041
280,000	5.00%, 11/01/22	323,187
1,100,000	5.25%, 11/01/20 (c)	1,216,336
780,000	Matagorda County Navigation District No 1 (RB) 4.00%, 06/03/23 (c)	811,668
2,900,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	3,017,740
	New Hope Cultural Education Facilities Corp., Series A (RB)
1,500,000	5.00%, 04/01/24 (c)	1,555,860
500,000	5.00%, 07/01/25 (c)	523,285
265,000	Port Freeport, Texas (RB) 4.95%, 05/15/17 (c)	279,315
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB) 6.50%, 02/29/16 (c)	2,003,560
2,060,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 02/29/16 (c)	2,065,438
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	832,310
1,200,000	SA Energy Acquisition Public Facility Corp. (RB) 5.50%, 08/01/25	1,491,120
	Sam Rayburn Municipal Power Agency, Power Supply System (RB)
400,000	5.00%, 10/01/17	427,388
2,715,000	5.00%, 10/01/21	3,191,754
1,275,000	San Antonio Convention Hotel Finance Corp (RB) (AMBAC) 5.00%, 02/29/16 (c)	1,278,685
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
85,000	4.75%, 02/29/16 (c)	85,228
500,000	5.00%, 02/29/16 (c)	501,410
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	9,603,000
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,056,573
2,800,000	Texas Municipal Gas Acquisition & Supply Corp III (RB) 5.00%, 12/15/22 (c)	3,310,748
5,040,000	Texas Municipal Gas Acquisition & Supply Corp III., Gas Supply (RB) 5.00%, 12/15/22 (c)	5,778,965
	Texas Municipal Gas Acquisition & Supply Corp. I (RB)
95,000	5.25%, 12/15/24	115,153
100,000	5.25%, 12/15/25	121,858
580,000	5.25%, 12/15/26	708,667
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
1,565,000	5.00%, 12/15/22 (c)	1,779,718
260,000	5.00%, 12/15/22 (c)	293,938
125,000	5.00%, 12/15/22 (c)	140,488
2,600,000	5.00%, 12/15/22 (c)	2,967,198
2,240,000	5.00%, 12/15/22 (c)	2,636,077
1,570,000	5.00%, 12/15/22 (c)	1,819,410
1,000,000	5.00%, 12/15/22 (c)	1,152,720
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
25,000	5.00%, 12/15/16	25,900
95,000	5.25%, 12/15/18	105,184
175,000	5.25%, 12/15/21	206,651
45,000	5.25%, 12/15/22	53,733
230,000	5.25%, 12/15/23	276,547
305,000	5.63%, 12/15/17	323,562
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5,000	5.00%, 12/15/18	5,497
500,000	5.00%, 12/15/21	584,745
910,000	5.00%, 12/15/22 (c)	1,062,070
1,615,000	5.00%, 12/15/22	1,913,000
7,635,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 6.25%, 12/15/26	9,433,119
2,700,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	3,265,596
2,000,000	Texas Private Activity Bond Surface Transportation Corp., Senior Lien (RB) 7.00%, 09/01/23 (c)	2,527,740
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5,500,000	5.00%, 08/15/24 (c)	6,172,980
4,000,000	5.00%, 08/15/24 (c)	4,537,080
5,900,000	5.00%, 08/15/24 (c)	6,749,069
	Town of Westlake, Texas (SA)
1,000,000	6.13%, 09/01/25 (c)	993,180
1,000,000	6.25%, 09/01/25 (c)	992,490
1,000,000	6.38%, 09/01/25 (c)	992,040
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
620,000	6.00%, 01/01/21 (c)	675,242
2,950,000	7.00%, 01/01/21 (c)	3,364,917
2,480,000	7.13%, 01/01/21 (c)	2,783,577
	Tyler Health Facilities Development Corp. (RB)
145,000	5.25%, 11/01/17 (c)	148,992
2,980,000	5.25%, 11/01/17 (c)	3,081,678
450,000	5.38%, 11/01/17 (c)	460,089
		150,886,960
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,135,156
Virgin Islands: 1.3%
	Virgin Islands Public Finance Authority (RB)
250,000	4.50%, 10/01/24 (c)	258,507
1,280,000	5.00%, 10/01/20 (c)	1,429,171
130,000	5.00%, 10/01/20 (c)	144,574
	Virgin Islands Public Finance Authority, Series A (RB)
450,000	5.00%, 10/01/20	502,299
2,885,000	5.00%, 10/01/20 (c)	3,195,686
4,290,000	5.00%, 10/01/22 (c)	4,644,011
1,000,000	6.75%, 10/01/19 (c)	1,133,880
125,000	Virgin Islands Public Finance Authority, Series A-1 (RB) 5.00%, 10/01/19 (c)	137,684
	Virgin Islands Public Finance Authority, Series B (RB)
1,245,000	5.00%, 10/01/19 (c)	1,383,631
1,000,000	5.00%, 10/01/19	1,115,880
2,430,000	5.25%, 10/01/20 (c)	2,699,025
	Virgin Islands Public Finance Authority, Series C (RB)
250,000	5.00%, 10/01/19 (c)	275,925
4,250,000	5.00%, 10/01/24 (c)	4,662,632
110,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.63%, 10/01/19 (c)	125,714
145,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Seires B (RB) 5.00%, 10/01/19 (c)	157,602
	Virgin Islands Water and Power Authority, Series B (RB)
1,070,000	5.00%, 07/01/17 (c)	1,084,060
1,125,000	5.00%, 07/01/17 (c)	1,141,324
		24,091,605
Virginia: 2.1%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	639,616
1,500,000	5.00%, 01/01/23 (c)	1,553,070
	Bristol Industrial Development Authority, Series B (RB)
1,750,000	5.00%, 11/01/24 (c)	1,774,622
250,000	6.35%, 11/01/24 (c)	254,633
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	204,356
500,000	5.40%, 03/01/25 (c)	515,905
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	666,958
2,750,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB) 5.00%, 07/15/22 (c)	2,943,655
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB) 6.00%, 07/01/24 (c)	1,038,020
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	442,522
1,000,000	5.00%, 12/01/23 (c)	1,042,670
2,000,000	5.00%, 12/01/23 (c)	2,078,620
1,520,000	5.13%, 10/01/17 (c)	1,579,934
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,665,615
1,000,000	6.88%, 03/01/21 (c)	1,154,220
	Hanover County, Virginia Economic Development Authority, Series A (RB)
570,000	4.00%, 07/01/22	595,895
1,500,000	5.00%, 07/01/22 (c)	1,560,795
1,500,000	5.00%, 07/01/22 (c)	1,565,070
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB) 5.40%, 12/01/16 (c)	1,000,080
660,000	Stafford County Economic Development Authority (RB) 5.25%, 06/15/16 (c)	667,821
60,000	Tobacco Settlement Financing Corp. (RB) 12.35%, 06/01/17 (c) ^	1,871
7,485,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	5,890,695
1,000,000	Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	1,021,800
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	322,818
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
2,045,000	5.50%, 07/01/22 (c)	2,264,388
3,000,000	6.00%, 07/01/22 (c)	3,457,020
3,050,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB) 5.00%, 01/01/22 (c)	3,292,292
		39,194,961
Washington: 1.0%
1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB) 5.50%, 09/01/22 (c)	1,056,940
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	1,005,330
500,000	5.75%, 12/01/25 (c)	506,695
500,000	6.00%, 12/01/25 (c)	505,495
250,000	6.25%, 12/01/25 (c)	251,248
2,900,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,053,033
300,000	Washington Health Care Facilities Authority (RB) 5.00%, 07/01/25 (c)	334,026
100,000	Washington Health Care Facilities Authority, Central Washington Health Services (RB) 7.00%, 07/01/19 (c)	120,220
3,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	3,203,070
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
500,000	5.25%, 01/01/17	510,430
5,800,000	5.63%, 01/01/17 (c)	5,824,418
2,850,000	5.63%, 01/01/17 (c)	2,889,900
		19,260,805
West Virginia: 0.6%
550,000	County of Pleasants, West Virginia (RB) 5.25%, 10/15/17 (c)	568,947
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) §	3,165,000
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c)	2,155,100
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,000,000	6.50%, 10/01/18 (c)	2,114,540
1,500,000	6.50%, 10/01/18 (c)	1,604,235
2,005,000	6.75%, 10/01/18 (c)	2,125,581
		11,733,403
Wisconsin: 0.8%
1,210,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	1,309,341
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	522,415
1,000,000	Public Finance Authority, Rose Villa Project, Series A (RB) 5.00%, 11/15/24	1,056,420
2,500,000	Public Finance Authority, Roseman University of Health Sciences Project (RB) 5.88%, 04/01/25 (c)	2,614,125
2,280,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	2,377,607
1,750,000	Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB) 5.13%, 08/15/16 (c)	1,788,290
1,000,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.13%, 02/01/23 (c)	1,053,080
450,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.25%, 08/15/16 (c)	460,269
2,500,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	3,144,150
		14,325,697
Total Municipal Bonds (Cost: $1,797,705,140)		1,836,879,490

Number of Shares
MONEY MARKET FUND: 0.6% (Cost: $10,955,578)
10,955,578	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	10,955,578
Total Investments: 98.9% (Cost: $1,808,660,718)		1,847,835,068
Other assets less liabilities: 1.1%		19,776,410
NET ASSETS: 100.0%		$1,867,611,478

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
*	None-income producing
§	Illiquid Security – the aggregate value of illiquid securities is $3,165,000 which represents 0.2% of net assets

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	8.2%	$151,554,909
Health Care	25.3	468,313,501
Housing	0.6	10,909,295
Industrial Revenue	19.4	357,555,409
Leasing	1.4	25,002,379
Local	4.8	88,268,820
Power	2.1	38,985,489
Solid Waste/Resource Recovery	0.1	2,755,915
Special Tax	6.5	119,696,863
State	0.8	15,655,294
Tobacco	20.1	372,079,015
Transportation	7.6	140,294,803
Water & Sewer	2.5	45,807,798
Money Market Fund	0.6	10,955,578
	100.0%	$1,847,835,068

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,836,879,490	$—	$1,836,879,490
Money Market Fund	10,955,578	—	—	10,955,578
Total	$10,955,578	$1,836,879,490	$—	$1,847,835,068

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.7%
	Alabama Federal Aid Highway Finance Authority (RB)
$100,000	5.00%, 09/01/22 (c)	$117,796
1,500,000	5.00%, 09/01/24 (c)	1,838,490
	Alabama Public School & College Authority, Series B (RB)
500,000	5.00%, 07/01/24 (c)	617,330
2,285,000	5.00%, 07/01/24 (c)	2,851,314
1,500,000	5.00%, 07/01/24 (c)	1,878,390
35,000	Birmingham Airport Authority (RB) (AGM) 5.25%, 07/01/20 (c)	40,002
95,000	Birmingham Water Works Board, Series A (RB) 5.00%, 01/01/21 (c)	111,176
50,000	City of Huntsville, Alabama, Series A (GO) 5.00%, 09/01/21 (c)	59,095
640,000	Shelby County Board of Education, Capital Outlay School Warrants (RB) 4.25%, 02/01/21 (c)	691,341
900,000	State of Alabama, Series A (GO) 5.00%, 08/01/23	1,128,294
		9,333,228
Alaska: 0.1%
70,000	Alaska Housing Finance Corp., Series A (RB) 5.00%, 12/01/20 (c)	82,332
500,000	State of Alaska, Series B (GO) 5.00%, 02/01/23 (c)	612,810
		695,142
Arizona: 2.4%
2,240,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	2,442,272
320,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22 (c)	372,032
	Arizona Department of Transportation State Highway Fund Revenue, Series A (RB)
1,000,000	4.00%, 07/01/22 (c)	1,084,630
1,275,000	5.00%, 07/01/22 (c)	1,523,536
70,000	5.00%, 07/01/22 (c)	84,494
310,000	5.25%, 07/01/21 (c)	371,268
	Arizona Sports and Tourism Authority, Series A (RB)
215,000	5.00%, 07/01/22 (c)	237,265
1,310,000	5.00%, 07/01/22 (c)	1,464,174
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
680,000	5.00%, 07/01/21 (c)	811,832
1,200,000	5.00%, 07/01/21 (c)	1,429,872
2,000,000	5.00%, 07/01/22 (c)	2,410,040
85,000	5.00%, 07/01/22 (c)	102,945
60,000	Arizona Water Infrastructure Finance Authority, Series A (RB)
	5.00%, 10/01/22 (c)	74,077
750,000	Board of Regents, Arizona State University, Series A (RB)
	5.00%, 07/01/25 (c)	930,502
	City of Glendale, Municipal Property Corp., Series C (RB)
520,000	5.00%, 01/01/18 (c)	555,682
1,290,000	5.00%, 01/01/18 (c)	1,390,491
	City of Mesa, Arizona (RB)
1,165,000	3.25%, 07/01/24 (c)	1,206,684
740,000	3.25%, 07/01/24 (c)	769,866
625,000	4.00%, 07/01/24 (c)	714,037
	City of Phoenix Civic Improvement Corp. (RB)
1,250,000	4.00%, 07/01/24 (c)	1,408,587
950,000	5.00%, 07/01/21 (c)	1,140,788
1,820,000	5.00%, 07/01/24 (c)	2,267,847
100,000	5.00%, 07/01/24 (c)	121,135
	City of Phoenix, Arizona (GO)
260,000	4.00%, 07/01/22	302,003
1,500,000	4.00%, 07/01/24 (c)	1,748,850
1,045,000	City of Phoenix, Series A (GO)
	4.00%, 07/01/22 (c)	1,172,166
5,000	Regional Transportation Authority of Pima County (RB)
	5.00%, 06/01/21 (c)	5,941
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
300,000	5.00%, 12/01/21 (c)	366,435
1,000,000	5.00%, 12/01/21 (c)	1,215,770
660,000	5.00%, 12/01/21 (c)	805,319
2,365,000	5.00%, 12/01/21 (c)	2,847,176
275,000	5.00%, 06/01/22 (c)	328,856
		31,706,572
Arkansas: 0.5%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	912,758
220,000	City of Rogers, Arkansas (RB) 4.00%, 11/01/21 (c)	237,497
	State of Arkansas, Federal Highway Grant Anticipation (GO)
2,685,000	4.00%, 10/01/23 (c)	3,122,601
125,000	5.00%, 10/01/23	156,549
1,425,000	5.00%, 10/01/24 (c)	1,789,159
		6,218,564
California: 14.5%
	Alameda County, California Joint Powers Authority, Series A (RB)
25,000	5.25%, 12/01/23 (c)	31,167
1,880,000	5.25%, 12/01/23 (c)	2,360,904
50,000	Bay Area Toll Authority, Series F-1 (RB)
	5.00%, 04/01/22 (c)	60,655
1,270,000	Bay Area Water Supply and Conservation Agency, Series A (RB)
	5.00%, 04/01/23 (c)	1,544,726
1,175,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
	5.00%, 03/01/23 (c)	1,426,415
105,000	California Health Facilities Financing Authority, Catholic Healthcare, Series A (RB)
	5.25%, 03/01/21 (c)	124,463
100,000	California Health Facilities Financing Authority, Children’s Hospital Los Angeles, Series A (RB)
	5.00%, 11/15/22 (c)	111,474
1,000,000	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
	5.00%, 10/01/24 (c)	1,212,650
25,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A (RB)
	5.00%, 07/01/23 (c)	30,411
220,000	California Health Facilities Financing Authority, Sutter Health, Series D (RB)
	5.25%, 08/15/21 (c)	263,778
150,000	California Infrastructure and Economic Development Bank (RB)
	5.00%, 02/01/23 (c)	177,411
	California State Department of Veterans Affairs, Series A (RB)
50,000	3.15%, 06/01/21 (c)	54,692
670,000	3.50%, 06/01/21 (c)	716,337
150,000	3.88%, 06/01/21 (c)	162,327
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	110,377
75,000	5.00%, 09/01/24 (c)	92,720
500,000	5.00%, 09/01/24 (c)	623,490
50,000	5.00%, 09/01/24 (c)	61,415
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
210,000	4.00%, 06/01/22 (c)	228,709
950,000	5.00%, 06/01/22 (c)	1,134,157
75,000	5.25%, 10/01/24 (c)	91,952
675,000	5.25%, 10/01/24 (c)	856,629
225,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
	5.00%, 09/01/24 (c)	280,571
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
1,655,000	5.00%, 09/01/23 (c)	2,003,775
280,000	5.00%, 09/01/23	348,810
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
250,000	3.00%, 12/01/25 (c)	258,618
625,000	3.25%, 12/01/25 (c)	644,656
	California State Public Works Board, Department of General Services, Series F (RB)
1,530,000	5.00%, 05/01/24	1,918,176
180,000	5.00%, 05/01/25	227,446
	California State Public Works Board, Department of State Hospitals, Series E (RB)
1,500,000	5.00%, 06/01/23 (c)	1,800,735
410,000	5.00%, 06/01/23 (c)	490,967
1,520,000	5.00%, 06/01/23 (c)	1,832,786
350,000	5.00%, 06/01/23 (c)	426,559
50,000	5.00%, 06/01/23 (c)	60,555
	California State Public Works Board, Judicial Council of California, Series A (RB)
55,000	4.00%, 03/01/23 (c)	59,948
210,000	5.00%, 03/01/23	259,495
350,000	5.00%, 03/01/23 (c)	422,303
	California State Public Works Board, Judicial Council of California, Series B (RB)
1,000,000	5.00%, 10/01/24 (c)	1,230,310
950,000	5.00%, 10/01/24	1,197,114
	California State Public Works Board, Judicial Council of California, Series D (RB)
165,000	5.00%, 12/01/21 (c)	194,585
50,000	5.25%, 12/01/21 (c)	60,425
50,000	California State Public Works Board, Regents of the University, Series G (RB)
	5.00%, 12/01/21	61,041
125,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB)
	5.00%, 10/01/22	155,229
	California State Public Works Board, Various Capital Projects, Series A (RB)
100,000	5.00%, 10/01/21 (c)	117,914
500,000	5.00%, 04/01/22 (c)	601,305
	California State Public Works Board, Various Capital Projects, Series G (RB)
1,250,000	5.00%, 11/01/22 (c)	1,485,462
125,000	5.00%, 11/01/22 (c)	151,621
	California State Public Works Board, Various Capital Projects, Series I (RB)
150,000	4.00%, 11/01/23 (c)	170,268
90,000	5.00%, 11/01/23 (c)	111,317
1,750,000	5.00%, 11/01/23	2,186,065
750,000	California State Trustees, University Systemwide Revenue, Series A (RB) 5.00%, 11/01/23 (c)	940,612
1,195,000	California State University, Systemwide, Series A (RB) 4.00%, 11/01/22 (c)	1,287,875
500,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	526,395
	California State, Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	556,015
1,090,000	5.00%, 04/01/18 (c)	1,187,882
515,000	5.00%, 04/01/18 (c)	559,275
965,000	5.00%, 09/01/18 (c)	1,065,842
1,250,000	5.00%, 09/01/18 (c)	1,383,675
100,000	5.00%, 02/01/22 (c)	120,184
500,000	5.00%, 04/01/22 (c)	605,230
1,000,000	5.00%, 09/01/22 (c)	1,223,350
925,000	5.00%, 10/01/22	1,138,712
855,000	5.00%, 10/01/22	1,052,539
770,000	5.00%, 12/01/22	951,019
1,475,000	5.00%, 09/01/23	1,842,275
1,400,000	5.00%, 09/01/23 (c)	1,706,040
755,000	5.00%, 09/01/23 (c)	929,624
850,000	5.00%, 09/01/23 (c)	1,053,405
830,000	5.25%, 09/01/22	1,033,076
480,000	California Statewide Communities Development Authority, Enloe Medical Center (RB) 3.00%, 02/15/26 (c)	478,934
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	584,770
	Chabot-Las Positas Community College District (GO)
60,000	4.00%, 08/01/23	70,969
250,000	5.00%, 08/01/23 (c)	309,808
500,000	5.00%, 08/01/23 (c)	597,385
250,000	City and County of San Francisco, Series A (GO) 4.00%, 06/15/22 (c)	274,720
	City and County of San Francisco, Series R1 (GO)
550,000	5.00%, 12/15/21 (c)	663,201
85,000	5.00%, 12/15/21 (c)	102,869
240,000	City of Bakersfield, California Wastewater Revenue, Series A (RB) 5.00%, 09/15/20 (c)	278,258
	City of Los Angeles Department of Water and Power, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,201,410
500,000	5.00%, 01/01/23 (c)	606,065
400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	489,052
600,000	City of Los Angeles, California Wastewater System Revenue, Series A (RB) 5.00%, 06/01/23 (c)	736,326
60,000	City of Los Angeles, Wastewater System Revenue, Series C (RB) 5.00%, 06/01/22	73,934
470,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	507,337
60,000	County of San Diego, California (CP) 5.00%, 10/15/24 (c)	72,864
255,000	County of Santa Clara, California, Series B (GO) 3.00%, 08/01/22 (c)	258,009
	Department of Airports of the City of Los Angeles, Series C (RB)
175,000	5.00%, 05/15/22	212,881
570,000	5.00%, 05/15/25 (c)	697,435
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
70,000	5.00%, 06/01/20 (c)	80,992
1,000,000	5.00%, 06/01/24 (c)	1,229,920
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
900,000	5.00%, 06/01/27	1,185,273
750,000	5.00%, 06/01/29	1,002,712
675,000	Fontana Unified School District, San Bernardino County (GO) 3.00%, 08/01/22 (c)	689,418
	Golden State Tobacco Securitization Corp. (RB)
1,025,000	5.00%, 06/01/23 (c)	1,197,815
800,000	5.00%, 06/01/23 (c)	940,744
80,000	Golden State Tobacco Securitization Corp., Series A (RB) 5.00%, 06/01/22	96,895
	Huntington Beach Union High School District (GO)
50,000	5.00%, 08/01/23 (c)	60,702
535,000	5.00%, 08/01/23 (c)	665,551
	Los Angeles Community College District (GO)
1,000,000	4.00%, 08/01/24 (c)	1,117,400
1,100,000	5.00%, 08/01/24 (c)	1,346,994
1,500,000	5.00%, 08/01/24 (c)	1,848,615
1,555,000	5.00%, 08/01/24 (c)	1,952,287
2,425,000	Los Angeles Community College District, Series F (GO) 5.00%, 08/01/23 (c)	2,999,337
85,000	Los Angeles County Metropolitan Transportation Authority (RB) 5.00%, 07/01/21 (c)	101,136
1,160,000	Los Angeles Department of Water & Power, Series B (RB) 5.00%, 01/01/24 (c)	1,427,751
600,000	Los Angeles Department of Water and Power, Series A (RB) 3.25%, 01/01/25 (c)	619,716
1,225,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/24 (c)	1,521,046
	Los Angeles Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	921,650
130,000	5.00%, 07/01/22	160,124
750,000	5.00%, 10/01/22	918,457
1,630,000	5.00%, 07/01/24	2,073,311
1,000,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	1,191,700
600,000	Los Angeles, California Unified School District (GO) 5.00%, 07/01/24 (c)	748,170
	Los Angeles, California Unified School District, Series C (GO)
1,320,000	5.00%, 07/01/24	1,679,000
550,000	5.00%, 07/01/24 (c)	681,466
500,000	5.00%, 07/01/24 (c)	608,245
1,400,000	5.00%, 07/01/24 (c)	1,722,420
1,600,000	5.00%, 07/01/24 (c)	1,957,392
25,000	Los Angeles, California Wastewater System Revenue (RB) 5.00%, 06/01/23	31,346
340,000	Metropolitan Water District of Southern California, Series C (RB) 5.00%, 10/01/21 (c)	406,796
	Metropolitan Water District of Southern California, Series G (RB)
205,000	5.00%, 07/01/22 (c)	249,257
50,000	5.00%, 07/01/22 (c)	60,387
50,000	Modesto Irrigation District Electric System, Series A (RB) 5.00%, 07/01/21 (c)	59,434
1,720,000	Ohlone Community College District (GO) 5.00%, 08/01/22 (c)	2,071,121
500,000	Orange County Sanitation District, Wastewater Refunding, Series A (RB) 5.00%, 02/01/22	611,845
1,260,000	Rancho Cucamonga Redevelopment Agency (AGM) (TA) 5.00%, 09/01/22	1,531,706
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	217,159
410,000	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB) 5.25%, 05/15/23 (c)	497,096
2,250,000	5.25%, 05/15/23 (c)	2,762,077
65,000	Regents of the University of California, Series AB (RB) 3.25%, 05/15/21 (c)	71,451
	Regents of the University of California, Series AF (RB)
455,000	5.00%, 05/15/23 (c)	558,490
425,000	5.00%, 05/15/23 (c)	511,645
1,205,000	5.00%, 05/15/23 (c)	1,463,412
2,775,000	Regents of the University of California, Series AK (RB) 5.00%, 05/15/23 (p)	3,444,857
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	791,460
	Regents of the University of California, Series AO (RB)
50,000	5.00%, 05/15/22	61,466
225,000	5.00%, 05/15/23	281,603
500,000	5.00%, 05/15/25 (c)	631,330
	Regents of the University of California, Series G (RB)
870,000	5.00%, 05/15/22 (c)	1,061,835
125,000	5.00%, 05/15/22 (c)	152,985
1,900,000	5.00%, 05/15/22 (c)	2,306,182
405,000	Regents of the University of California, Series I (RB) 5.00%, 05/15/25 (c)	500,888
	Regents of University of California, Series I (RB)
1,085,000	5.00%, 05/15/25 (c)	1,332,662
85,000	5.00%, 05/15/25 (c)	106,915
	Riverside County Transportation Commission, Series A (RB)
490,000	5.25%, 06/01/23 (c)	608,595
190,000	5.25%, 06/01/23 (c)	237,470
50,000	Riverside County, California Asset Leasing Corp. (RB) 4.00%, 06/01/22 (c)	53,039
625,000	Sacramento City Financing Authority, Master Lease Program Facilities (RB) 3.38%, 12/01/25 (c)	652,937
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
20,000	5.00%, 12/01/21 (c)	23,843
1,650,000	5.00%, 12/01/21 (c)	1,969,044
100,000	5.00%, 06/01/24 (c)	124,206
250,000	5.00%, 06/01/24 (c)	304,480
750,000	San Bernardino Community College District, Series A (GO) 5.00%, 08/01/23	933,615
500,000	San Bernardino Unified School District (GO) (AGM) 5.00%, 08/01/23 (c)	593,960
	San Diego Community College District (GO)
825,000	5.00%, 08/01/21 (c)	987,814
240,000	5.00%, 08/01/22 (c)	292,128
	San Diego County Water Authority, Series A (RB)
450,000	4.50%, 05/01/21 (c)	516,852
500,000	4.50%, 05/01/21 (c)	572,380
500,000	5.00%, 05/01/21 (c)	594,605
50,000	5.00%, 11/01/22 (c)	60,827
1,405,000	5.00%, 11/01/22 (c)	1,722,319
1,085,000	San Diego Unified School District, Series C (GO) 5.00%, 07/01/23 (c)	1,315,638
310,000	San Diego, California Water Authority, Series A (RB) 5.00%, 11/01/22 (c)	372,295
430,000	San Dieguito Union High School District (GO) 4.00%, 08/01/23 (c)	479,119
455,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/22 (c)	548,594
710,000	San Francisco City and County International Airport, Second Series B (RB) 5.00%, 05/01/22 (c)	847,307
	San Francisco Community College District (GO)
750,000	5.00%, 06/15/24	945,585
50,000	5.00%, 06/15/25 (c)	63,046
860,000	5.00%, 06/15/25 (c)	1,066,090
	San Francisco Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,250,000	5.00%, 11/01/21 (c)	1,502,875
1,000,000	5.00%, 11/01/21 (c)	1,207,220
	San Francisco Unified School District, Proposition A (GO)
500,000	2.00%, 06/15/22	524,760
500,000	3.00%, 06/15/24 (c)	512,665
805,000	3.25%, 06/15/24 (c)	829,408
500,000	5.00%, 06/15/24 (c)	628,610
1,215,000	San Francisco Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	1,329,866
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	417,157
1,000,000	San Joaquin County Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	1,166,770
600,000	San Jose Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	718,944
950,000	San Ramon Valley Unified School District (GO) 5.00%, 08/01/22 (c)	1,143,933
385,000	Santa Clara County, California Financing Authority, Series A (RB) 4.00%, 02/01/22 (c)	435,027
	State of California, Department of Water Resources, Series AS (RB)
2,320,000	5.00%, 12/01/24 (c)	2,872,137
50,000	5.00%, 12/01/24 (c)	63,378
75,000	State of California, Department of Water Resources, Series O (RB) 5.00%, 05/01/22	92,147
	State of California, Various Purpose (GO)
300,000	3.00%, 02/01/22 (c)	326,604
700,000	3.00%, 12/01/22	771,239
500,000	3.25%, 04/01/23 (c)	525,780
310,000	3.38%, 09/01/22 (c)	323,290
1,085,000	3.50%, 09/01/22 (c)	1,132,979
855,000	4.00%, 09/01/22 (c)	967,210
500,000	4.00%, 05/01/23	585,120
700,000	5.00%, 09/01/18 (c)	771,638
190,000	5.00%, 09/01/18 (c)	209,190
500,000	5.00%, 02/01/22	607,640
140,000	5.00%, 02/01/22 (c)	167,636
1,085,000	5.00%, 02/01/22 (c)	1,312,307
250,000	5.00%, 09/01/22 (c)	306,540
765,000	5.00%, 10/01/22	941,746
655,000	5.00%, 02/01/23 (c)	785,031
1,900,000	5.00%, 04/01/23 (c)	2,298,221
500,000	5.00%, 09/01/23	624,500
250,000	5.00%, 09/01/23 (c)	309,825
1,065,000	5.00%, 09/01/23 (c)	1,300,322
1,500,000	5.00%, 10/01/23	1,876,125
850,000	5.00%, 10/01/23	1,063,137
250,000	5.00%, 11/01/23 (c)	306,165
1,000,000	5.00%, 12/01/23 (c)	1,235,930
210,000	5.00%, 12/01/23 (c)	253,573
1,000,000	5.00%, 12/01/23 (c)	1,226,910
200,000	5.00%, 12/01/23 (c)	246,364
1,425,000	5.00%, 12/01/23 (c)	1,774,168
1,350,000	5.00%, 12/01/23 (c)	1,635,538
270,000	5.00%, 03/01/24	338,602
1,780,000	5.00%, 05/01/24	2,237,834
250,000	5.00%, 08/01/24 (c)	301,600
1,000,000	5.00%, 10/01/24 (c)	1,260,120
1,750,000	5.00%, 10/01/24 (c)	2,205,210
2,050,000	5.00%, 10/01/24 (c)	2,529,454
1,500,000	5.00%, 02/01/25 (c)	1,821,930
5,000,000	5.00%, 03/01/25	6,329,600
400,000	5.00%, 03/01/25 (c)	481,116
660,000	5.00%, 03/01/25 (c)	829,224
800,000	5.00%, 03/01/25 (c)	991,568
2,000,000	5.00%, 08/01/25 (c)	2,467,820
600,000	5.00%, 08/01/25	763,878
1,985,000	5.00%, 08/01/25 (c)	2,462,730
1,425,000	5.00%, 08/01/25 (c)	1,725,775
500,000	5.00%, 09/01/25	637,150
50,000	5.25%, 09/01/21 (c)	60,443
175,000	5.25%, 08/01/25 (c)	218,638
	Trustees of the California State University, Series A (RB)
1,000,000	5.00%, 11/01/24 (c)	1,234,130
50,000	5.00%, 11/01/24	63,773
60,000	Ventura County Public Financing Authority, Series A (RB) 5.00%, 11/01/22 (c)	70,722
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	621,305
		195,003,846
Colorado: 0.8%
	Adams 12 Five Star Schools (GO) (SAW)
1,300,000	4.00%, 12/15/22 (c)	1,508,533
25,000	4.00%, 12/15/22	29,259
375,000	Board of Governors of Colorado State University System, Series A (RB) 5.00%, 03/01/29	480,956
1,000,000	City and County of Denver, Department of Aviation Airport System, Series B (RB) 4.00%, 11/15/22 (c)	1,089,770
	Colorado Higher Education, Series A (CP)
1,500,000	5.00%, 11/01/23	1,861,410
25,000	5.00%, 11/01/24	31,376
40,000	5.00%, 11/01/26	51,104
490,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	585,202
25,000	Denver, Colorado City & County School District No. 1, Series A (GO) (SAW) 4.00%, 12/01/21 (c)	27,825
40,000	Denver, Colorado City & County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	48,705
165,000	Joint School District No. 28J in Adams and Arapahoe Counties 5.00%, 12/01/22 (c)	203,668
	Park Creek Metropolitan District, Series A (RB)
250,000	5.00%, 12/01/25 (c)	289,965
250,000	5.00%, 12/01/25 (c)	291,580
345,000	Regents of University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	429,011
750,000	Regents of University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	870,142
	Regional Transportation District, Fastracks Project, Series A (RB)
175,000	5.00%, 11/01/22 (c)	215,915
75,000	5.00%, 11/01/22 (c)	91,347
50,000	5.00%, 11/01/27	64,061
1,110,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/20 (c)	1,271,183
365,000	School District No. 27J Adams and Weld Counties (GO) (SAW) 4.00%, 12/01/25 (c)	413,797
500,000	University of Colorado Enterprise System, Series A (RB) 4.00%, 06/01/22	581,745
		10,436,554
Connecticut: 3.3%
	Connecticut State Health and Educational Facility Authority, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,148,690
1,245,000	5.00%, 07/01/24 (c)	1,466,324
125,000	5.00%, 07/01/24 (c)	149,829
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
440,000	5.00%, 01/01/23 (c)	530,790
1,000,000	5.00%, 10/01/23 (c)	1,203,420
65,000	State of Connecticut Clean Water Fund - State Revolving Fund (RB) 5.00%, 03/01/25 (c)	82,161
395,000	State of Connecticut Special Tax Revenue (RB) 5.00%, 08/01/25 (c)	487,778
	State of Connecticut, Series A (GO)
2,355,000	5.00%, 10/15/23 (c)	2,840,012
1,650,000	5.00%, 10/15/23 (c)	1,992,424
55,000	5.00%, 10/15/23 (c)	66,851
125,000	5.00%, 03/01/24 (c)	148,028
1,500,000	5.00%, 03/01/24 (c)	1,825,350
	State of Connecticut, Series B (GO)
5,000	5.00%, 05/15/21 (c)	5,891
2,500,000	5.00%, 04/15/22 (c)	2,940,000
1,000,000	5.00%, 04/15/22 (c)	1,171,540
405,000	5.00%, 04/15/22 (c)	483,582
2,500,000	5.00%, 03/01/23 (c)	2,981,725
290,000	5.00%, 06/15/25 (c)	347,522
	State of Connecticut, Series C (GO)
1,215,000	5.00%, 07/15/23 (c)	1,460,527
1,360,000	5.00%, 12/15/23	1,685,747
1,000,000	5.00%, 06/15/25	1,247,320
	State of Connecticut, Series D (GO)
620,000	5.00%, 11/01/21 (c)	731,135
960,000	5.00%, 11/01/21 (c)	1,142,496
	State of Connecticut, Series E (GO)
635,000	4.00%, 09/15/22 (c)	701,713
500,000	4.00%, 09/01/24 (c)	561,265
1,000,000	5.00%, 09/15/22 (c)	1,201,510
685,000	5.00%, 09/15/22 (c)	806,642
1,000,000	5.00%, 09/15/22 (c)	1,174,200
2,500,000	5.00%, 08/15/23 (c)	3,053,350
225,000	5.00%, 08/15/23 (c)	272,511
	State of Connecticut, Series F (GO)
430,000	3.25%, 11/15/25 (c)	442,358
2,020,000	5.00%, 11/15/24 (c)	2,473,046
	State of Connecticut, Series G (GO)
1,175,000	4.00%, 10/15/22 (c)	1,299,879
795,000	5.00%, 10/15/22 (c)	957,100
480,000	5.00%, 10/15/22 (c)	580,234
440,000	State of Connecticut, Transportation Infrastructure, Series A (RB) 5.00%, 10/01/23 (c)	526,068
	University of Connecticut, Series A (RB)
65,000	5.00%, 02/15/21 (c)	75,305
500,000	5.00%, 02/15/23 (c)	608,200
1,000,000	5.00%, 08/15/23 (c)	1,204,950
2,000,000	5.00%, 02/15/25 (c)	2,436,360
		44,513,833
Delaware: 0.2%
	State of Delaware (GO)
325,000	5.00%, 07/01/20 (c)	378,511
100,000	5.00%, 03/01/22	122,801
500,000	State of Delaware, Series A (GO) 5.00%, 08/01/23 (c)	625,620
	State of Delaware, Series B (GO)
750,000	5.00%, 07/01/23	944,842
1,000,000	5.00%, 07/01/24 (c)	1,249,600
		3,321,374
District of Columbia: 0.5%
25,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	28,994
	District of Columbia, Income Tax Secured Revenue, Series C (RB)
60,000	5.00%, 12/01/21	72,720
395,000	5.00%, 12/01/22 (c)	482,386
100,000	5.00%, 12/01/22 (c)	120,542
1,250,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	1,485,562
	District of Columbia, Series A (GO)
200,000	5.00%, 06/01/23	248,872
1,070,000	5.00%, 06/01/23 (c)	1,300,767
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,211,450
1,000,000	5.00%, 10/01/25 (c)	1,243,460
50,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB) 5.00%, 10/01/22	61,409
90,000	Metropolitan Washington Airports Authority, Series A (RB) 5.00%, 10/01/20 (c)	104,923
		6,361,085
Florida: 4.2%
	Broward County, Florida Water and Sewer Utility Revenue, Series B (RB)
25,000	5.00%, 10/01/22 (c)	30,722
70,000	5.00%, 10/01/22 (c)	86,273
120,000	City of Gainesville, Utilities System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	147,125
500,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	598,510
750,000	City of Jacksonville, Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/01/22 (c)	896,880
1,185,000	City of Jacksonville, Better Jacksonville Sales Tax, Series A (RB) 5.00%, 10/01/25	1,489,948
	City of Jacksonville, Florida (RB)
120,000	5.00%, 10/01/22	146,102
390,000	5.00%, 10/01/22 (c)	469,630
50,000	5.00%, 10/01/22 (c)	60,384
	City of Jacksonville, Florida, Series A (RB)
500,000	5.00%, 10/01/22 (c)	596,885
1,225,000	5.00%, 10/01/22 (c)	1,449,738
	City of Jacksonville, Florida, Series C (RB)
250,000	5.00%, 10/01/22 (c)	298,960
100,000	5.00%, 10/01/22 (c)	120,279
795,000	5.00%, 10/01/22 (c)	960,098
	City of Jacksonville, Series A (RB)
700,000	5.00%, 10/01/22 (c)	845,369
495,000	5.00%, 10/01/22 (c)	597,797
350,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/22	427,123
	City of Orlando, Florida, Series A (RB)
750,000	5.25%, 05/01/24 (c)	922,222
2,420,000	5.25%, 05/01/24 (c)	3,010,819
330,000	City of Tampa, Florida Water & Wastewater System Revenue (RB) 5.00%, 10/01/21 (c)	395,231
50,000	City of Tampa, H. Lee Moffitt Cancer Center Project, Series A (RB) 5.00%, 09/01/22 (c)	57,767
160,000	County of Collier (RB) 5.00%, 10/01/21 (c)	192,498
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
1,400,000	4.00%, 07/01/24 (c)	1,518,538
70,000	5.00%, 07/01/24 (c)	86,978
	County of Miami-Dade, Florida Aviation Revenue (RB)
70,000	4.00%, 10/01/22 (c)	79,343
25,000	5.50%, 10/01/20 (c)	29,498
300,000	County of Miami-Dade, Florida Transit System (RB) 3.25%, 07/01/22 (c)	311,082
25,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 3.38%, 07/01/22 (c)	25,957
	County of Miami-Dade, Florida, Series A (RB)
65,000	5.00%, 10/01/22 (c)	76,925
1,440,000	5.00%, 10/01/22	1,730,002
	County of Orange, Florida Sales Tax Revenue (RB)
155,000	5.00%, 01/01/22	187,821
50,000	5.00%, 01/01/22 (c)	59,118
250,000	5.00%, 01/01/24	312,080
500,000	County of Palm Beach, Florida (RB) 5.00%, 06/01/22 (c)	610,320
50,000	County of Palm Beach, Public Improvement (RB) 5.00%, 06/01/22 (c)	60,762
50,000	Florida Department of Management Services, Series A (CP) 5.00%, 08/01/25	62,179
50,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/20 (c)	58,999
	Florida State Board of Education, Public Education Capital Outlay, Series B (GO)
650,000	3.00%, 06/01/24 (c)	684,794
480,000	5.00%, 06/01/20 (c)	558,898
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,252,696
35,000	3.00%, 06/01/22 (c)	35,606
610,000	3.00%, 06/01/24 (c)	624,012
1,000,000	4.00%, 06/01/21 (c)	1,101,640
570,000	4.00%, 06/01/22 (c)	634,917
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/21 (c)	599,770
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/21 (c)	892,380
	Florida State Board of Education, Public Education Capital Outlay, Series F (GO)
215,000	4.00%, 06/01/21 (c)	233,673
690,000	5.00%, 06/01/21 (c)	814,752
	Florida State Department of Transportation, Full Faith and Credit Right-of-Way, Series A (GO)
1,000,000	5.00%, 07/01/21 (c)	1,199,660
1,300,000	5.00%, 07/01/21 (c)	1,562,587
	Florida State, Right-of-Way Acquisition and Bridge Construction, Series B (GO)
475,000	5.00%, 07/01/21 (c)	565,991
100,000	5.00%, 07/01/21 (c)	119,734
1,715,000	Hillsborough County School Board, Series A (CP) 5.00%, 07/01/22 (c)	2,007,356
95,000	JEA Electric System Revenue, Series A (RB) 5.00%, 10/01/23 (c)	113,509
	JEA Water and Sewer System Revenue, Series A (RB)
250,000	5.00%, 04/01/21 (c)	292,888
65,000	5.00%, 10/01/22 (c)	79,693
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	370,003
	Miami Beach Redevelopment Agency (TA)
500,000	5.00%, 02/01/24 (c)	595,255
545,000	5.00%, 02/01/24 (c)	652,779
1,000,000	5.00%, 02/01/24 (c)	1,220,630
	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
305,000	4.00%, 08/01/22 (c)	333,801
240,000	4.00%, 08/01/22 (c)	264,331
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
1,365,000	5.00%, 10/01/21 (c)	1,636,458
700,000	5.00%, 10/01/21 (c)	839,636
	Miami-Dade County, Florida Subordinate Special Obligation, Series A (RB)
500,000	5.00%, 10/01/22 (c)	585,950
1,565,000	5.00%, 10/01/22 (c)	1,872,569
70,000	Miami-Dade County, Series A (RB) 5.00%, 10/01/22 (c)	84,440
30,000	Miami-Dade County, Water and Sewer System (RB) 5.00%, 10/01/24	37,557
200,000	Orange County Health Facilities Authority (RB) 5.13%, 10/01/19 (c)	225,958
	Orlando and Orange County Expressway Authority (RB) (AGM)
340,000	3.00%, 07/01/22 (c)	360,148
100,000	5.00%, 07/01/22	121,384
1,550,000	5.00%, 07/01/22 (c)	1,878,290
30,000	5.00%, 07/01/22 (c)	36,662
135,000	Orlando and Orange County Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/23 (c)	162,663
	Orlando Utilities Commission, Series A (RB)
200,000	5.00%, 10/01/22	245,778
1,065,000	5.00%, 10/01/24	1,340,079
70,000	Orlando Utilities Commission, Series C (RB) 5.00%, 10/01/22	86,022
	Palm Beach County Solid Waste Authority (RB)
50,000	5.00%, 10/01/21 (c)	60,247
1,790,000	5.00%, 10/01/21 (c)	2,095,893
145,000	5.00%, 10/01/21 (c)	174,626
130,000	5.00%, 10/01/21 (c)	157,036
220,000	School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/23	264,792
	School Board of Miami-Dade County, Series B (CP) (AGM)
545,000	5.00%, 05/01/25 (c)	652,343
65,000	5.63%, 05/01/21 (c)	77,137
265,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 11/01/24 (c)	312,181
500,000	St. Johns River Power Park (RB) 3.00%, 10/01/19 (c)	517,920
85,000	State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/21 (c)	101,873
1,275,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series A (GO) 5.00%, 06/01/24 (c)	1,597,027
800,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series B (GO) 4.00%, 06/01/21 (c)	903,344
140,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series F (GO) 5.00%, 06/01/21 (c)	164,448
30,000	State of Florida, Department of Transportation Turnpike, Series A (RB) 3.00%, 07/01/22 (c)	30,776
	Tampa-Hillsborough County Expressway Authority, Series A (RB)
2,000,000	4.00%, 07/01/22 (c)	2,184,100
1,020,000	5.00%, 07/01/22 (c)	1,204,589
50,000	Tohopekaliga Water Authority, Utility System, Series A (RB) 5.75%, 10/01/21 (c)	61,797
		55,895,040
Georgia: 1.4%
750,000	City of Atlanta, Public Improvement (GO) 4.50%, 12/01/24 (c)	890,347
750,000	City of Atlanta, Water and Wastewater Revenue (RB) 5.00%, 05/01/25 (c)	898,402
1,500,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,835,490
275,000	Georgia Housing and Finance Authority, Single Family Mortgage, Subseries B-1 (RB) 3.00%, 06/01/24 (c)	274,992
60,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series A (RB) 5.00%, 07/01/22 (c)	72,220
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/22 (c)	319,698
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	612,565
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,000,000	5.00%, 01/01/23 (c)	1,204,900
395,000	5.00%, 01/01/23	483,689
110,000	Municipal Electric Authority of Georgia, Series A (RB) 5.00%, 01/01/25 (c)	135,198
	State of Georgia, Series A (GO)
65,000	3.00%, 07/01/22 (c)	67,226
1,000,000	3.00%, 02/01/24 (c)	1,043,410
1,255,000	5.00%, 07/01/22 (c)	1,529,381
1,950,000	5.00%, 07/01/22 (c)	2,380,326
3,600,000	5.00%, 02/01/25	4,618,116
	State of Georgia, Series C (GO)
335,000	5.00%, 07/01/21 (c)	400,335
750,000	5.00%, 07/01/21 (c)	901,057
40,000	State of Georgia, Series I (GO) 4.00%, 11/01/21 (c)	45,272
500,000	State of Georgia, Series J (GO) 4.50%, 11/01/21 (c)	591,620
		18,304,244
Guam: 0.1%
1,165,000	Government of Guam Business Privilege Tax, Series B-1 (RB) 5.00%, 01/01/22 (c)	1,301,352
Hawaii: 2.3%
	City and County of Honolulu, Series A (GO)
575,000	5.00%, 11/01/22 (c)	695,819
450,000	5.00%, 10/01/25 (c)	560,444
	City and County of Honolulu, Series B (GO)
650,000	5.00%, 12/01/20 (c)	766,512
500,000	5.00%, 12/01/20 (c)	589,885
65,000	5.00%, 12/01/20 (c)	76,451
40,000	5.00%, 11/01/22 (c)	48,519
760,000	5.00%, 10/01/25 (c)	951,794
1,000,000	5.00%, 10/01/25 (c)	1,261,340
50,000	State of Hawaii, Airports System Revenue, Series A (RB) 5.25%, 07/01/20 (c)	58,840
	State of Hawaii, Series DZ (GO)
5,000	5.00%, 12/01/21 (c)	6,057
315,000	5.00%, 12/01/21 (c)	381,582
360,000	5.00%, 12/01/21 (c)	434,293
495,000	5.00%, 12/01/21 (c)	594,386
2,485,000	5.00%, 12/01/21 (c)	2,988,560
1,685,000	5.00%, 12/01/21 (c)	2,019,135
250,000	5.00%, 12/01/21 (c)	301,283
2,780,000	5.00%, 12/01/21 (c)	3,324,407
1,425,000	5.00%, 12/01/21 (c)	1,700,538
800,000	5.00%, 12/01/21 (c)	963,104
	State of Hawaii, Series EA
330,000	5.00%, 12/01/21 (c)	398,515
350,000	5.00%, 12/01/21	425,520
600,000	5.00%, 12/01/21 (c)	723,822
100,000	State of Hawaii, Series EE (GO) 5.00%, 11/01/22 (c)	121,154
	State of Hawaii, Series EO (GO)
1,850,000	5.00%, 08/01/24 (c)	2,297,922
3,345,000	5.00%, 08/01/24 (c)	4,184,662
3,295,000	5.00%, 08/01/24 (c)	4,026,259
105,000	State of Hawaii, Series EY (GO) 5.00%, 10/01/25 (c)	132,230
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	634,690
		30,667,723
Illinois: 3.8%
	Board of Trustees of the University of Illinois, Series A (RB)
1,155,000	4.00%, 04/01/23 (c)	1,215,187
1,500,000	5.00%, 04/01/23 (c)	1,748,715
	Chicago Midway International Airport, Second Lien, Series B (RB)
70,000	5.00%, 01/01/23 (c)	83,044
200,000	5.00%, 01/01/23	238,972
1,000,000	5.00%, 01/01/24 (c)	1,175,280
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
500,000	5.00%, 01/01/23 (c)	596,720
500,000	5.00%, 01/01/25 (c)	587,930
2,500,000	5.25%, 01/01/23 (c)	2,965,200
600,000	Chicago O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/23 (c)	716,064
	Chicago Transit Authority, Sales Tax (RB)
790,000	5.25%, 12/01/21 (c)	880,336
300,000	5.25%, 12/01/21 (c)	332,616
425,000	5.25%, 12/01/21 (c)	476,004
830,000	5.25%, 12/01/21 (c)	935,285
555,000	5.25%, 12/01/21 (c)	623,182
1,435,000	City of Chicago, Illinois Wastewater Transmission Revenue (RB) 5.00%, 01/01/24 (c)	1,627,103
	City of Chicago, Illinois Waterworks Revenue (RB)
225,000	5.00%, 11/01/22 (c)	246,382
70,000	5.00%, 11/01/22 (c)	78,170
910,000	City of Chicago, Illinois, Series A (GO) 5.00%, 01/01/24 (c)	923,623
150,000	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM) 5.00%, 01/01/24 (c)	160,082
500,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	515,240
	City of Chicago, Series A (GO)
1,000,000	5.25%, 01/01/24 (c)	1,027,300
1,160,000	5.25%, 01/01/24 (c)	1,187,840
	City of Chicago, Series C (GO)
250,000	5.00%, 01/01/22 (c)	254,595
925,000	5.00%, 01/01/22 (c)	945,840
	City of Chicago, Waterworks Revenue, Second Lien (RB)
135,000	5.00%, 11/01/22 (c)	149,889
30,000	5.00%, 11/01/22 (c)	33,951
40,000	5.00%, 11/01/24 (c)	44,900
610,000	5.00%, 11/01/24 (c)	681,303
1,000,000	Community High School District No. 210, Lincoln-Way, Series A (GO) 5.00%, 01/01/23 (c)	1,150,900
500,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	580,595
	County of Cook, Illinois, Series A (GO)
1,310,000	5.25%, 11/15/21 (c)	1,447,786
595,000	5.25%, 11/15/21 (c)	669,940
	County of Cook, Series C (GO)
370,000	5.00%, 11/15/22 (c)	408,880
200,000	5.00%, 11/15/22 (c)	224,376
75,000	Illinois Finance Authority, Advocate Care Network, Series A (RB) 5.00%, 06/01/23 (c)	90,662
30,000	Illinois Finance Authority, Advocate Health Care Network, Series A (RB) 5.00%, 08/01/24 (c)	35,962
	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
45,000	4.50%, 05/15/22 (c)	50,985
75,000	5.00%, 05/15/22	88,028
75,000	Illinois Finance Authority, Rush University Medical Center Obligated Group (RB) 5.00%, 05/15/25 (c)	88,740
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,035,000	5.00%, 12/01/21 (c)	1,211,188
1,105,000	5.00%, 12/01/21 (c)	1,300,441
80,000	5.00%, 12/01/21 (c)	94,831
135,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	163,827
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	201,304
450,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.50%, 06/01/21 (c)	531,954
250,000	Illinois State (GO) (AGM) 5.00%, 08/01/22	289,850
400,000	Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/23 (c)	469,196
130,000	Illinois State Toll Highway Authority, Series A-1 (RB) 5.25%, 01/01/20 (c)	148,823
500,000	Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/25 (c)	586,640
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,049,350
1,115,000	Kane Cook and DuPage Counties, Illinois School District No. U-46 Elgin, Series D (GO) 5.00%, 01/01/24 (c)	1,300,012
10,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	12,347
50,000	Metropolitan Pier and Exposition Authority, Series B-1 (RB) (AGM) 3.76%, 06/15/26 ^	34,682
200,000	Metropolitan Water Reclamation District of Greater Chicago, Series C (GO) 5.00%, 12/01/21 (c)	229,642
	State of Illinois (RB)
1,695,000	4.00%, 06/15/21 (c)	1,833,431
500,000	4.00%, 08/01/22 (c)	513,240
1,025,000	4.25%, 06/15/21 (c)	1,089,093
500,000	4.50%, 02/01/24 (c)	515,580
1,000,000	5.00%, 01/01/22 (c)	1,077,230
25,000	5.00%, 03/01/22 (c)	27,598
750,000	5.00%, 05/01/22	851,715
985,000	5.00%, 08/01/23	1,117,758
2,000,000	5.00%, 02/01/24 (c)	2,241,680
960,000	5.00%, 04/01/24 (c)	1,050,000
600,000	5.00%, 04/01/24 (c)	666,534
250,000	5.00%, 05/01/24 (c)	281,023
690,000	5.25%, 07/01/23 (c)	764,403
700,000	5.25%, 07/01/23 (c)	776,447
370,000	5.50%, 07/01/23 (c)	424,427
1,540,000	5.50%, 07/01/23 (c)	1,747,007
290,000	5.50%, 07/01/23 (c)	338,476
75,000	State of Illinois, Series A (GO) 5.00%, 04/01/22	85,138
2,000,000	Will and Cook County Community High School District No. 210, Series A (GO) 5.00%, 01/01/23 (c)	2,318,260
		50,630,734
Indiana: 0.3%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	504,325
870,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB) 5.00%, 05/01/22	1,045,670
1,200,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,459,884
100,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/21 (c)	117,836
50,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/25 (c)	60,776
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/21 (c)	583,970
140,000	Zionsville Community Schools Building Corp. (RB) 3.00%, 07/15/24 (c)	144,977
		3,917,438
Kansas: 0.4%
540,000	City of Wichita, Kansas (GO) 3.00%, 06/01/23 (c)	560,536
260,000	Kansas Development Finance Authority, Department of Health and Environment, Series SRF-1 (RB) 5.00%, 03/01/20 (c)	301,226
25,000	Kansas Development Finance Authority, Hospital Revenue, Series A (RB) 5.00%, 05/15/22 (c)	29,520
1,035,000	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB) 5.00%, 05/01/23 (c)	1,231,112
1,000,000	State of Kansas Department of Transportation (RB) 5.00%, 09/01/22	1,233,240
700,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/24 (c)	878,563
1,400,000	Wyandotte County Unified Government, Utility System Revenue, Series A (RB) 5.00%, 09/01/22 (c)	1,637,888
		5,872,085
Kentucky: 1.7%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 100, Series A (RB)
475,000	5.00%, 08/01/21 (c)	561,269
2,005,000	5.00%, 08/01/21 (c)	2,339,213
	Commonwealth of Kentucky State Property and Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	534,884
540,000	5.00%, 10/01/23 (c)	650,695
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	149,980
	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
1,000,000	5.00%, 08/01/23	1,218,710
500,000	5.00%, 08/01/25	618,400
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
250,000	5.00%, 09/01/23	304,255
2,250,000	5.00%, 09/01/24 (c)	2,732,152
350,000	5.00%, 09/01/24 (c)	427,445
615,000	5.25%, 09/01/22	748,184
1,000,000	5.25%, 09/01/23 (c)	1,222,730
780,000	5.25%, 09/01/23	962,972
1,000,000	5.25%, 09/01/23 (c)	1,236,170
750,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	902,280
300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB) 5.25%, 06/01/21 (c)	345,591
220,000	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB) 5.00%, 06/01/22 (c)	254,786
	Louisville and Jefferson County, Metropolitan Sewer and Drainage System, Series A (RB)
500,000	5.00%, 11/15/21 (c)	595,060
780,000	5.00%, 11/15/21 (c)	930,197
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
65,000	5.00%, 07/01/22 (c)	78,239
600,000	5.00%, 07/01/22 (c)	724,638
50,000	5.00%, 07/01/22 (c)	60,624
500,000	5.00%, 07/01/23 (c)	594,870
470,000	5.00%, 07/01/23 (c)	566,665
450,000	5.00%, 07/01/23 (c)	538,785
1,015,000	5.00%, 07/01/23 (c)	1,250,470
125,000	5.00%, 07/01/23 (c)	151,668
50,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	63,175
2,000,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	2,464,140
		23,228,247
Louisiana: 2.2%
250,000	City of Lafayette, Louisiana Utilities Revenue (RB) 5.00%, 11/01/22 (c)	306,463
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	295,208
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
1,950,000	5.00%, 06/01/22	2,333,175
985,000	5.00%, 06/01/24 (c)	1,165,816
3,150,000	5.00%, 06/01/24 (c)	3,754,296
1,850,000	5.00%, 06/01/24 (c)	2,226,549
1,515,000	Louisiana Stadium and Exposition District, Series A (RB) 5.00%, 07/01/23 (c)	1,782,064
	Louisiana State, Series A (GO)
2,650,000	4.00%, 02/01/24 (c)	2,928,329
250,000	5.00%, 05/15/20 (c)	290,113
250,000	5.00%, 02/01/24 (c)	305,570
500,000	Louisiana State, Series B (RB) 5.00%, 05/01/20 (c)	583,795
1,000,000	Louisiana State, Series C (GO) 5.00%, 07/15/23 (c)	1,217,490
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A-1 (RB)
85,000	5.00%, 05/01/22 (c)	101,856
50,000	5.00%, 05/01/22 (c)	60,080
2,000,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	2,430,160
	State of Louisiana, Series A (GO)
60,000	5.00%, 05/15/20 (c)	69,627
2,080,000	5.00%, 08/01/22 (c)	2,472,205
2,100,000	5.00%, 08/01/22 (c)	2,481,906
1,750,000	5.00%, 02/01/24 (c)	2,104,567
	State of Louisiana, Series C (GO)
1,380,000	5.00%, 07/15/22 (c)	1,639,454
75,000	5.00%, 07/15/22 (c)	90,466
695,000	5.00%, 08/01/24 (c)	847,434
500,000	State of Louisiana, Series D-1 (GO) 5.00%, 12/01/24 (c)	611,755
		30,098,378
Maine: 0.0%
65,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	81,651
Maryland: 3.0%
75,000	Community Development Administration, Department of Housing, Series A (RB) 4.00%, 09/01/23 (c)	78,801
600,000	County of Anne Arundel, Maryland (GO) 5.00%, 04/01/25	767,298
	County of Baltimore, Maryland (GO)
1,050,000	3.00%, 08/01/22 (c)	1,088,314
75,000	3.00%, 02/01/24 (c)	79,547
500,000	5.00%, 08/01/22	616,610
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	562,506
1,650,000	County of Howard, Series A (GO) 3.00%, 02/15/23 (c)	1,723,507
	County of Montgomery, Maryland (GO)
3,000,000	5.00%, 11/01/24 (c)	3,803,970
2,000,000	5.00%, 11/01/24 (c)	2,486,360
1,500,000	County of Montgomery, Series B (GO) 4.00%, 12/01/23 (c)	1,753,035
1,000,000	Howard County, Maryland, Consolidated Public Improvement, Series B (GO) 5.00%, 08/15/21 (c)	1,202,850
1,430,000	Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.00%, 07/01/22 (c)	1,735,791
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,302,775
300,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 5.00%, 08/15/23 (c)	347,856
1,500,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	1,826,010
410,000	Maryland Water Quality Financing Administration Revolving Loan Fund (RB) 3.00%, 03/01/24 (c)	416,777
1,000,000	Montgomery and Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 3.00%, 06/01/21 (c)	1,090,460
	Prince George’s County, Maryland, Series A (GO)
140,000	4.00%, 09/01/24 (c)	161,253
445,000	4.00%, 09/01/24 (c)	517,495
260,000	Prince George’s County, Maryland, Series B (GO) 2.75%, 03/01/23 (c)	268,115
50,000	State of Maryland, Department of Transportation (RB) 5.00%, 02/15/21 (c)	58,612
	State of Maryland, First Series A (GO)
250,000	3.00%, 03/01/23 (c)	260,868
4,840,000	5.00%, 03/01/23	6,039,739
1,945,000	State of Maryland, First Series B (GO) 3.00%, 03/15/20 (c)	2,047,482
1,300,000	State of Maryland, Second Series A (GO) 4.00%, 08/01/23 (c)	1,473,342
1,255,000	State of Maryland, Second Series B (GO) 4.00%, 08/01/22 (c)	1,425,165
850,000	State of Maryland, Second Series C (GO) 5.00%, 08/01/22	1,050,030
750,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/22 (c)	914,107
45,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 3.00%, 03/15/20 (c)	48,281
	Washington Suburban Sanitary Commission (GO)
500,000	3.00%, 06/01/24 (c)	518,300
1,575,000	3.00%, 06/01/24 (c)	1,648,348
1,805,000	3.00%, 06/01/24 (c)	1,889,059
1,530,000	Washington Suburban Sanitary District, Second Series (GO) 4.00%, 06/01/24 (c)	1,716,201
		40,918,864
Massachusetts: 2.9%
	City of Boston, Series A (GO)
300,000	4.00%, 03/01/24 (c)	339,048
280,000	5.00%, 04/01/22	344,310
1,360,000	City of Boston, Series B (GO) 5.00%, 04/01/24	1,723,134
100,000	Commonwealth of Massachusetts Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/22 (c)	122,674
500,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/15/24 (c)	629,055
	Commonwealth of Massachusetts, Consolidated Loan, Series C (GO)
855,000	3.00%, 07/01/22 (c)	887,370
515,000	4.00%, 07/01/22 (c)	573,071
2,700,000	5.00%, 07/01/22 (c)	3,275,532
685,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 04/01/21 (c)	812,992
1,000,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 04/01/21 (c)	1,178,080
	Commonwealth of Massachusetts, Series B (GO)
1,920,000	5.00%, 06/01/20 (c)	2,226,758
70,000	5.00%, 06/01/20 (c)	81,216
	Commonwealth of Massachusetts, Series C (GO)
2,470,000	4.00%, 07/01/22 (c)	2,732,907
2,325,000	5.00%, 08/01/25	2,971,652
	Commonwealth of Massachusetts, Series D (GO)
425,000	5.00%, 10/01/21 (c)	510,293
60,000	5.00%, 10/01/21 (c)	72,150
1,300,000	Commonwealth of Massachusetts, Series D (GO) 4.25%, 10/01/21 (c)	1,475,916
	Commonwealth of Massachusetts, Series F (GO)
500,000	3.00%, 11/01/22 (c)	519,515
1,350,000	5.00%, 11/01/22 (c)	1,669,545
2,570,000	5.00%, 11/01/22 (c)	3,137,507
1,775,000	5.00%, 11/01/22 (c)	2,179,718
150,000	Massachusetts Development Finance Agency, Series L (RB) 5.00%, 07/01/21 (c)	172,386
	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
220,000	5.15%, 01/01/20 (c)	238,564
70,000	5.20%, 01/01/20 (c)	75,911
130,000	Massachusetts Housing Finance Agency, Series 162 (RB) 2.90%, 06/01/22 (c)	130,746
	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB)
500,000	5.00%, 08/15/22 (c)	606,440
1,000,000	5.00%, 08/15/22 (c)	1,215,650
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
940,000	5.00%, 08/15/22 (c)	1,129,109
750,000	5.00%, 08/15/22 (c)	903,457
1,000,000	5.00%, 01/15/25 (c)	1,238,240
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	656,214
575,000	5.00%, 06/01/23	719,584
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	462,349
450,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24	572,706
10,000	Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/21 (c)	11,950
1,500,000	Massachusetts Water Resources Authority, Series F (RB) 5.00%, 08/01/24	1,900,830
100,000	The Massachusetts Clean Water Trust (RB) 3.25%, 08/01/20 (c)	101,973
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	923,742
		38,522,294
Michigan: 0.9%
420,000	City Royal Oak, Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	484,407
70,000	Detroit Water and Sewerage Department, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/22 (c)	82,345
265,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	303,974
1,000,000	Detroit, Michigan School District, School Building and Site Improvement, Series A (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	1,136,850
	Michigan Finance Authority (RB)
5,000	5.00%, 12/01/20 (c)	5,927
75,000	5.00%, 12/01/20 (c)	86,386
1,450,000	5.00%, 07/01/24 (c)	1,687,553
500,000	5.00%, 07/01/25 (c)	586,375
250,000	5.00%, 07/01/25 (c)	295,220
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
50,000	5.00%, 08/01/24 (c)	58,553
1,500,000	5.00%, 08/01/24 (c)	1,799,355
750,000	Michigan Finance Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/22	924,352
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,107,414
20,000	5.00%, 07/01/24	24,381
250,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds (RB) 5.00%, 11/01/22 (c)	291,260
775,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Series A (RB) 5.00%, 06/01/22 (c)	948,104
100,000	Michigan Finance Authority, Oakwood Obligated Group (RB) 5.00%, 11/01/22	119,814
260,000	Michigan Finance Authority, Revenue Unemployment Obligation Assessment, Series B (RB) 5.00%, 07/01/16 (c)	265,582
	Michigan Finance Authority, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	875,932
405,000	5.00%, 07/01/24 (c)	475,660
	Michigan State Building Authority, Series 1-A (RB)
25,000	5.00%, 10/15/23 (c)	30,367
50,000	5.00%, 10/15/23	61,576
425,000	5.13%, 10/15/21 (c)	494,458
50,000	Michigan State Building Authority, Series I (RB) 5.00%, 10/15/25 (c)	61,383
50,000	Michigan State Hospital Finance Authority (RB) 5.00%, 06/01/22 (c)	58,194
240,000	Regents of University of Michigan (RB) 5.00%, 04/01/26 (c)	296,938
		12,562,360
Minnesota: 1.2%
160,000	Metropolitan Council, Wastewater Revenue, Series E (GO) 5.00%, 09/01/22	197,432
1,185,000	Minnesota Public Facilities Authority, Series C (RB) 3.25%, 03/01/20 (c)	1,265,746
	Minnesota State, General Fund Appropriation, Series B (RB)
2,000,000	5.00%, 03/01/22 (c)	2,374,460
1,400,000	5.00%, 03/01/22 (c)	1,700,846
	Minnesota State, State Trunk Highway, Series B (GO)
480,000	5.00%, 10/01/21 (c)	573,725
1,000,000	5.00%, 08/01/23 (c)	1,240,820
585,000	State of Minnesota, State General Fund Appropriation, Series B (RB) 3.00%, 03/01/22 (c)	591,160
	State of Minnesota, State Trunk Highway Refunding, Series B (GO)
385,000	3.00%, 08/01/24 (c)	404,169
225,000	4.00%, 08/01/24 (c)	264,411
1,000,000	4.00%, 08/01/24 (c)	1,165,720
	State of Minnesota, State Trunk Highway Refunding, Series E
1,050,000	3.00%, 08/01/24 (c)	1,124,014
570,000	3.00%, 08/01/24	627,433
1,750,000	State of Minnesota, Various Purpose (GO) 4.00%, 08/01/22 (c)	1,955,380
1,180,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/23	1,482,186
	State of Minnesota, Various Purpose, Series D (GO)
25,000	3.50%, 10/01/23 (c)	27,243
500,000	5.00%, 10/01/23	629,905
985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	1,141,704
		16,766,354
Mississippi: 0.5%
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,171,600
450,000	Mississippi Development Bank, Madison County Highway Refunding Project, Series C (RB) 5.00%, 01/01/27	565,164
1,760,000	Mississippi Development Bank, Magnolia Regional Health Center Project, Series A (RB) 6.25%, 10/01/21 (c)	2,052,706
	Mississippi Development Bank, Marshall County Industrial Development Authority (RB)
75,000	5.00%, 01/01/22 (c)	87,347
50,000	5.00%, 01/01/22 (c)	58,353
100,000	5.00%, 01/01/22 (c)	118,051
	State of Mississippi, Series C (GO)
1,635,000	5.00%, 10/01/24	2,055,800
835,000	5.00%, 10/01/25	1,059,089
		7,168,110
Missouri: 0.9%
1,325,000	City of Kansas City, Series A (GO) 5.00%, 02/01/22 (c)	1,602,230
	Curators of the University of Missouri, Series A (RB)
175,000	5.00%, 11/01/24 (c)	216,130
300,000	5.00%, 11/01/24 (c)	379,842
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
960,000	5.00%, 06/01/24 (c)	1,128,346
500,000	5.00%, 06/01/24 (c)	605,985
1,000,000	5.00%, 06/01/24 (c)	1,169,660
505,000	Kansas City Industrial Development Authority, Series A (RB) 5.50%, 09/01/21 (c)	600,480
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
1,000,000	5.00%, 05/01/22	1,225,920
1,000,000	5.00%, 05/01/24	1,266,910
500,000	5.00%, 05/01/24 (c)	622,935
500,000	5.00%, 05/01/26	644,195
290,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB) 5.00%, 01/01/24 (c)	338,120
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25	783,699
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	836,310
1,200,000	2.50%, 10/01/20 (c)	1,222,260
10,000	3.00%, 10/01/20 (c)	10,375
55,000	4.00%, 10/01/20 (c)	61,588
		12,714,985
Nebraska: 0.8%
25,000	Central Plains Energy Project, Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	28,884
	City of Lincoln, Nebraska Electric System Revenue (RB)
250,000	3.25%, 09/01/22 (c)	254,150
150,000	5.00%, 09/01/22	183,924
1,000,000	Douglas County School District 0001 (GO) 5.00%, 06/15/24	1,260,780
	Nebraska Public Power District, Series A (RB)
250,000	3.88%, 01/01/22 (c)	273,670
250,000	5.00%, 01/01/22 (c)	296,053
350,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	376,919
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	131,092
1,080,000	5.00%, 02/01/24 (c)	1,311,163
655,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	802,074
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
2,750,000	5.00%, 01/01/23	3,281,960
505,000	5.00%, 01/01/24	607,146
1,400,000	5.00%, 01/01/25 (c)	1,626,996
		10,434,811
Nevada: 0.7%
	Clark County School District (GO)
250,000	4.00%, 12/15/25 (c)	274,343
2,580,000	5.00%, 06/15/24	3,214,009
1,400,000	5.00%, 06/15/25	1,761,172
500,000	5.00%, 12/15/25 (c)	614,085
	County of Clark, Flood Control (GO)
1,090,000	5.00%, 05/01/25 (c)	1,312,643
420,000	5.00%, 05/01/25 (c)	518,666
	Las Vegas Valley Water District, Series B (GO)
50,000	5.00%, 06/01/21 (c)	58,984
200,000	5.00%, 06/01/22 (c)	242,910
50,000	Las Vegas Valley Water District, Series C (GO) 5.00%, 06/01/21 (c)	58,872
760,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	960,146
175,000	State of Nevada, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/23	219,634
		9,235,464
New Hampshire: 0.2%
1,225,000	City of Manchester, New Hampshire General Airport Revenue (RB) 5.00%, 01/01/23	1,444,630
1,000,000	State of New Hampshire, Series A (GO) 5.00%, 03/01/25	1,277,460
		2,722,090
New Jersey: 4.7%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	937,120
	County of Union, New Jersey (GO)
260,000	3.00%, 03/01/21	284,060
10,000	3.00%, 03/01/21	10,900
635,000	3.00%, 03/01/22 (c)	689,743
20,000	3.00%, 03/01/22	21,968
15,000	3.00%, 03/01/22 (c)	16,476
1,000,000	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB) 4.00%, 11/01/22 (c)	1,087,350
125,000	New Jersey Building Authority, Series A (RB) 5.00%, 06/15/22	139,464
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/22	2,242,500
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB)
325,000	5.25%, 03/01/21 (c)	359,034
770,000	5.25%, 03/01/21 (c)	843,419
175,000	5.25%, 03/01/21 (c)	209,620
405,000	5.50%, 03/01/21 (c)	490,091
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB)
2,000,000	5.00%, 03/01/21 (c)	2,193,960
1,000,000	5.25%, 03/01/21 (c)	1,080,740
500,000	5.25%, 03/01/21 (c)	543,280
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
500,000	5.00%, 03/01/22 (c)	539,875
980,000	5.00%, 03/01/22 (c)	1,059,272
1,000,000	5.00%, 03/01/22	1,110,340
735,000	5.00%, 03/01/22 (c)	799,482
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
1,450,000	5.00%, 03/01/22	1,609,993
2,325,000	5.00%, 03/01/23 (c)	2,528,228
1,000,000	5.00%, 03/01/23	1,113,840
2,120,000	5.00%, 03/01/23 (c)	2,275,163
1,060,000	5.00%, 03/01/23 (c)	1,175,010
1,940,000	5.00%, 03/01/23 (c)	2,122,263
1,905,000	5.00%, 03/01/23 (c)	2,078,984
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
1,000,000	5.00%, 06/15/24 (c)	1,105,650
1,350,000	5.00%, 06/15/24 (c)	1,479,303
1,115,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB) 5.00%, 06/15/24 (c)	1,223,478
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB)
225,000	4.00%, 06/15/22	237,411
3,500,000	5.00%, 06/15/23	3,903,130
1,000,000	New Jersey Educational Facilities Authority, Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	1,099,400
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	249,269
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB) 4.00%, 09/01/23	591,575
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
1,190,000	4.00%, 07/01/22 (c)	1,290,710
75,000	4.63%, 07/01/21 (c)	84,925
250,000	5.00%, 07/01/22 (c)	289,210
200,000	New Jersey Health Care Facilities Financing Authority, Greystone Parks Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/23	223,440
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
750,000	5.00%, 07/01/22 (c)	867,630
500,000	5.00%, 07/01/22 (c)	596,130
165,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 4.69%, 12/15/30 ^	84,162
3,150,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	3,536,788
	New Jersey State Turnpike Authority, Series A (RB)
125,000	5.00%, 07/01/22 (c)	152,500
900,000	5.00%, 07/01/22 (c)	1,064,664
400,000	5.00%, 07/01/22 (c)	478,508
500,000	5.00%, 01/01/23	613,370
750,000	5.00%, 07/01/24 (c)	913,650
640,000	5.00%, 07/01/24 (c)	784,621
	New Jersey State Turnpike Authority, Series B (RB)
325,000	5.00%, 01/01/23 (c)	387,637
1,000,000	5.00%, 01/01/23 (c)	1,200,590
500,000	5.00%, 01/01/23	613,370
50,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.25%, 06/15/21 (c)	55,120
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
1,400,000	5.00%, 06/15/22 (c)	1,518,034
1,950,000	5.00%, 06/15/22 (c)	2,168,458
750,000	5.00%, 06/15/23 (c)	816,367
2,050,000	5.00%, 06/15/23 (c)	2,245,283
2,400,000	5.25%, 06/15/23 (c)	2,634,600
1,000,000	New Jersey Turnpike Authority, Series A (RB) 5.00%, 07/01/24 (c)	1,196,100
20,000	New Jersey Turnpike, Series A 5.00%, 07/01/22 (c)	23,527
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	916,898
500,000	State of New Jersey, Various Purpose (GO) 4.00%, 06/01/19 (c)	541,605
		62,749,288
New Mexico: 0.6%
1,125,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	1,419,806
540,000	Albuquerque Bernalillo County Water Utility Authority, Series A (RB) 5.00%, 07/01/24	676,220
65,000	Albuquerque Bernalillo County Water Utility Authority, Series B (RB) 5.00%, 07/01/23	80,335
100,000	Albuquerque Municipal School District No. 12, Series B (GO) (SAW) 5.00%, 08/01/22	122,066
	New Mexico Finance Authority, State Transportation, Senior Lien (RB)
425,000	4.00%, 06/15/22 (c)	479,362
340,000	5.00%, 06/15/22	417,323
3,135,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,869,781
	State of New Mexico Severance Tax Permanent Fund (RB)
475,000	5.00%, 07/01/19 (c)	541,305
75,000	5.00%, 07/01/22	91,397
		7,697,595
New York: 15.9%
270,000	Battery Park City Authority, Series A (RB) 5.00%, 11/01/23	341,096
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	6,063
	City of New York, New York, Series A-1 (GO)
250,000	5.00%, 08/01/21 (c)	297,435
610,000	5.25%, 08/01/23 (c)	769,112
	City of New York, New York, Series B (GO)
55,000	3.38%, 08/01/24 (c)	57,291
250,000	5.00%, 08/01/22 (c)	301,720
1,000,000	City of New York, New York, Series D (GO) 5.00%, 02/01/23 (c)	1,203,590
	City of New York, New York, Series D-1 (GO)
1,100,000	5.00%, 10/01/21 (c)	1,299,661
2,905,000	5.00%, 08/01/23 (c)	3,574,602
925,000	City of New York, New York, Series E (GO) 5.25%, 08/01/22	1,143,402
1,295,000	City of New York, New York, Series F (GO) 5.00%, 02/01/22 (c)	1,520,628
50,000	City of New York, New York, Series F-1 (GO) 5.00%, 03/01/23 (c)	60,219
1,325,000	City of New York, New York, Series G-1 (GO) 5.00%, 04/01/22 (c)	1,571,185
995,000	City of New York, New York, Series H (GO) 5.00%, 08/01/23 (c)	1,237,800
120,000	City of New York, New York, Series I (GO) 5.00%, 08/01/23 (c)	149,282
	City of New York, New York, Series I-1 (GO)
400,000	5.00%, 03/01/23	491,864
1,225,000	5.00%, 03/01/24 (c)	1,471,531
	City of New York, New York, Series J (GO)
1,290,000	5.00%, 08/01/23 (c)	1,587,345
645,000	5.00%, 08/01/23	798,271
	City of New York, Series B (GO)
1,450,000	5.00%, 08/01/22 (c)	1,723,412
100,000	5.00%, 08/01/22 (c)	119,193
1,000,000	5.00%, 08/01/22 (c)	1,207,560
100,000	City of New York, Series D (GO) 5.00%, 02/01/23 (c)	120,723
450,000	City of New York, Series E (GO) 5.00%, 02/01/23 (c)	552,870
	City of New York, Series F (GO)
500,000	5.00%, 02/01/22 (c)	591,470
55,000	5.00%, 02/01/22 (c)	65,962
1,775,000	City of New York, Series H (GO) 5.00%, 08/01/23 (c)	2,184,137
	City of New York, Series I (GO)
1,000,000	5.00%, 08/01/22	1,220,660
1,000,000	5.00%, 08/01/22 (c)	1,191,930
1,300,000	City of New York, Subseries F-1 (GO) 5.00%, 03/01/23 (c)	1,607,385
645,000	County of Nassau, Series B (GO) 5.00%, 04/01/24 (c)	769,130
3,945,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	4,766,980
	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
500,000	5.00%, 05/01/21 (c)	592,370
250,000	5.00%, 05/01/22 (c)	302,630
725,000	5.00%, 11/01/25 (c)	897,129
	Long Island Power Authority Electric System, Series B (RB)
860,000	5.00%, 09/01/22 (c)	1,005,555
400,000	5.00%, 09/01/22	482,092
	Metropolitan Transportation Authority, Series A (RB)
500,000	3.00%, 11/15/22 (c)	513,610
2,565,000	3.59%, 11/15/30 ^	1,670,969
2,050,000	5.00%, 11/15/22 (c)	2,478,716
50,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/23	61,939
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	632,022
500,000	5.00%, 11/15/22	610,655
	Metropolitan Transportation Authority, Series C (RB)
50,000	5.00%, 11/15/21	60,150
250,000	5.00%, 11/15/21 (c)	295,708
	Metropolitan Transportation Authority, Series D (RB)
650,000	5.00%, 11/15/17 (c)	698,717
205,000	5.00%, 11/15/19 (c)	233,235
100,000	5.00%, 11/15/21 (c)	118,890
750,000	5.00%, 11/15/22 (c)	890,992
125,000	5.00%, 11/15/22 (c)	151,945
750,000	5.00%, 11/15/22 (c)	890,992
	Metropolitan Transportation Authority, Series E (RB)
500,000	5.00%, 11/15/22 (c)	596,440
300,000	5.00%, 11/15/22 (c)	364,668
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	896,731
2,155,000	5.00%, 11/15/22 (c)	2,596,495
1,000,000	5.00%, 11/15/22 (c)	1,190,780
1,200,000	5.00%, 11/15/22	1,465,572
1,550,000	5.00%, 11/15/22 (c)	1,884,118
	Metropolitan Transportation Authority, Series H (RB)
100,000	4.00%, 11/15/21	114,574
350,000	5.00%, 11/15/22 (c)	425,446
1,300,000	5.00%, 11/15/22 (c)	1,582,087
	Nassau County, Series A (GO)
1,230,000	3.00%, 04/01/21 (c)	1,301,168
500,000	4.00%, 04/01/21 (c)	535,590
850,000	Nassau County, Series C (GO) 4.00%, 10/01/20 (c)	937,635
220,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	270,609
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
1,745,000	5.00%, 12/15/19 (c)	2,005,494
510,000	5.00%, 06/15/25 (c)	639,096
110,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series GG (RB) 5.00%, 06/15/21 (c)	131,597
190,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series HH (RB) 5.00%, 06/15/21 (c)	225,458
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
125,000	5.00%, 08/01/25 (c)	153,520
750,000	5.00%, 11/01/25 (c)	914,865
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
1,000,000	5.00%, 07/15/22	1,219,210
800,000	5.00%, 07/15/22 (c)	957,384
1,600,000	New York City Transitional Finance Authority, Building Aid Revenue, Subseries F-1 (RB) 5.00%, 05/01/22 (c)	1,894,848
500,000	New York City Transitional Finance Authority, Building Aid Revenue, Subseries S-2A (RB) (SAW) 4.00%, 07/15/21 (c)	552,205
450,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries D-1 (RB) 5.25%, 02/01/21 (c)	544,410
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
615,000	5.00%, 11/01/21 (c)	743,959
1,500,000	5.00%, 11/01/21 (c)	1,791,540
1,045,000	5.00%, 11/01/21 (c)	1,260,897
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
1,000,000	5.00%, 02/01/21 (c)	1,184,750
600,000	5.00%, 11/01/21 (c)	712,974
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	2,445,940
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB) 5.00%, 02/01/22	516,494
545,000	New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/21 (c)	655,924
575,000	New York City Transitional Finance Authority, Series C (RB) 5.00%, 11/01/22	707,767
	New York City Transitional Finance Authority, Series I (RB)
500,000	5.00%, 05/01/23 (c)	594,000
290,000	5.00%, 05/01/23 (c)	348,394
255,000	New York City Transitional Finance Authority, Subseries A-1 (RB) 3.50%, 08/01/24 (c)	272,391
575,000	New York City Transitional Finance Authority, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	699,913
	New York City Transitional Finance Authority, Subseries D-1 (RB)
1,660,000	5.00%, 02/01/24 (c)	1,988,282
730,000	5.25%, 02/01/21 (c)	864,729
700,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/23 (c)	858,459
	New York City, Series A (GO)
1,000,000	5.00%, 08/01/24	1,252,800
70,000	5.00%, 08/01/25	88,354
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	655,319
655,000	New York City, Series C (GO) 5.00%, 08/01/22 (c)	774,557
	New York City, Series I (GO)
250,000	5.00%, 08/01/22	305,165
1,500,000	5.00%, 08/01/22 (c)	1,811,340
820,000	5.00%, 08/01/23 (c)	1,009,010
360,000	New York City, Series J (GO) 5.00%, 08/01/23 (c)	447,847
	New York City, Subseries D-1 (GO)
2,000,000	5.00%, 10/01/21 (c)	2,351,200
2,500,000	5.00%, 10/01/21 (c)	2,968,675
100,000	New York City, Subseries G-1 (GO) 5.00%, 04/01/22	121,309
250,000	New York Liberty Development Corp., 7 World Trade Center Project, Class 1 (RB) 5.00%, 03/15/22 (c)	298,373
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	923,376
100,000	New York State Dormitory Authority, Series A (RB) 5.00%, 07/01/22 (c)	117,505
145,000	New York State Dormitory Authority, State Personal Income Tax (RB) 5.00%, 12/15/21	176,030
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	4.00%, 12/15/22	582,330
2,775,000	5.00%, 12/15/22 (c)	3,344,125
2,000,000	5.00%, 12/15/22 (c)	2,450,700
1,000,000	5.00%, 12/15/22 (c)	1,215,890
825,000	5.00%, 12/15/22	1,014,535
570,000	5.00%, 12/15/22 (c)	684,861
1,000,000	5.00%, 12/15/22 (c)	1,197,950
630,000	5.00%, 12/15/22 (c)	752,472
1,500,000	5.00%, 02/15/24 (c)	1,795,500
800,000	5.00%, 02/15/24	997,448
250,000	5.00%, 02/15/24 (c)	309,375
770,000	5.00%, 02/15/24 (c)	945,768
1,680,000	5.00%, 03/15/25 (c)	2,057,294
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	594,010
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
500,000	5.00%, 03/15/22 (c)	597,065
1,000,000	5.00%, 03/15/22 (c)	1,184,540
1,300,000	5.00%, 03/15/22 (c)	1,571,713
1,000,000	5.00%, 02/15/25 (c)	1,219,090
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
1,625,000	5.00%, 08/15/21 (c)	1,945,954
265,000	5.00%, 02/15/25 (c)	328,179
65,000	5.00%, 09/15/25 (c)	79,061
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
900,000	5.00%, 03/15/23	1,118,727
625,000	5.00%, 03/15/23 (c)	744,675
1,415,000	5.00%, 03/15/24 (c)	1,706,830
500,000	5.00%, 03/15/24 (c)	600,655
580,000	5.00%, 03/15/24 (c)	715,128
	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB)
1,050,000	5.00%, 05/15/22 (c)	1,265,365
935,000	5.00%, 05/15/22 (c)	1,123,057
250,000	5.00%, 05/15/22 (c)	302,943
250,000	5.00%, 05/15/22 (c)	302,275
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	503,100
1,000,000	5.00%, 06/15/22 (c)	1,227,420
750,000	5.00%, 06/15/22 (c)	921,082
3,600,000	5.00%, 06/15/23 (c)	4,452,948
1,250,000	5.00%, 06/15/24 (c)	1,558,275
1,585,000	5.00%, 06/15/24 (c)	1,931,877
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB)
600,000	5.00%, 06/15/22	738,516
1,200,000	5.00%, 06/15/22 (c)	1,454,916
50,000	New York State Power Authority, Series A (RB) 5.00%, 11/15/22	61,974
765,000	New York State Thruway Authority, Highway and Bridge Trust Fund (RB) 5.00%, 04/01/21 (c)	899,563
1,000,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,167,960
1,285,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund, Series A-1 (RB) 5.00%, 04/01/21 (c)	1,502,653
800,000	New York State Thruway Authority, Series A (RB) 5.00%, 03/15/23 (c)	959,032
	New York State Thruway Authority, Series I (RB)
810,000	5.00%, 01/01/22 (c)	966,241
1,000,000	5.00%, 01/01/22 (c)	1,197,260
	New York State Thruway Authority, Series J (RB)
2,120,000	5.00%, 01/01/24 (c)	2,584,916
1,000,000	5.00%, 01/01/24 (c)	1,227,510
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 03/15/21 (c)	298,378
60,000	5.00%, 09/15/21 (c)	72,383
190,000	5.00%, 09/15/21 (c)	225,802
250,000	New York State Urban Development Corp., Series D 5.00%, 03/15/23	309,230
	New York State Urban Development Corp., State Personal Income, Series A (RB)
680,000	3.50%, 03/15/21 (c)	725,268
1,000,000	4.00%, 03/15/21 (c)	1,123,730
700,000	4.00%, 03/15/21 (c)	779,660
2,000,000	New York State Urban Development Corp., State Personal Income, Series A-1 (RB) 5.00%, 03/15/23 (c)	2,402,000
2,000,000	New York State Urban Development Corp., State Personal Income, Series B (RB) 5.00%, 03/15/24 (c)	2,414,140
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,250,000	5.00%, 03/15/22	1,521,900
1,550,000	5.00%, 03/15/23 (c)	1,856,993
1,000,000	5.00%, 03/15/23 (c)	1,195,130
690,000	5.00%, 03/15/23 (c)	840,972
500,000	5.00%, 03/15/23 (c)	605,675
115,000	New York State Urban Development Corp., State Personal Income, Series D (RB) 5.00%, 03/15/22	140,015
	New York State, Series A (GO)
500,000	3.50%, 02/15/21 (c)	553,680
1,050,000	4.00%, 02/15/21 (c)	1,163,883
	New York State, Series E (GO)
1,000,000	4.00%, 12/15/21 (c)	1,116,630
800,000	4.00%, 12/15/21 (c)	898,032
250,000	Port Authority of New York and New Jersey, Series 179 (RB) 5.00%, 12/01/23 (c)	309,190
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	593,177
750,000	3.25%, 06/15/24 (c)	782,977
1,200,000	Port Authority of New York and New Jersey, Series 190 (RB) 5.00%, 05/01/20 (c)	1,380,600
	Sales Tax Asset Receivable Corp., Series A (RB)
300,000	3.00%, 10/15/24 (c)	314,292
1,000,000	5.00%, 10/15/24 (c)	1,232,150
2,790,000	5.00%, 10/15/24 (c)	3,412,812
1,010,000	5.00%, 10/15/24 (c)	1,266,399
65,000	State of New York, Series E (GO) 5.00%, 12/15/21 (c)	78,664
	Suffolk County Economic Development Corp. (RB)
875,000	5.00%, 07/01/21 (c)	966,385
150,000	5.00%, 07/01/21 (c)	180,299
1,000,000	Suffolk County, New York Public Improvement, Series A (GO) 4.00%, 05/15/19 (c)	1,060,930
50,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (c)	52,843
65,000	Town of Brookhaven, New York (GO) 3.00%, 02/01/23 (c)	69,135
	Town of Brookhaven, Series A (GO)
640,000	3.00%, 02/01/23	702,182
250,000	4.00%, 02/01/23 (c)	279,540
	Town of Oyster Bay, New York (GO) (AGM)
265,000	3.00%, 03/01/21 (c)	280,232
485,000	4.00%, 08/01/22 (c)	527,147
875,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20 (c)	968,450
	Triborough Bridge and Tunnel Authority, Series A (RB)
1,000,000	5.00%, 01/01/22 (c)	1,214,930
455,000	5.00%, 01/01/22 (c)	549,331
6,805,000	5.00%, 05/15/23 (c)	8,342,318
900,000	5.00%, 05/15/23 (c)	1,090,269
1,370,000	5.00%, 05/15/23 (c)	1,685,826
1,000,000	5.00%, 05/15/23 (c)	1,215,970
	Triborough Bridge and Tunnel Authority, Series B (RB)
975,000	4.00%, 11/15/22 (c)	1,120,099
500,000	5.00%, 11/15/22 (c)	610,655
1,980,000	5.00%, 11/15/22	2,445,458
1,000,000	5.00%, 11/15/22 (c)	1,235,810
1,310,000	5.00%, 11/15/23 (c)	1,580,397
	Utility Debt Securitization Authority, Series E (RB)
1,250,000	5.00%, 12/15/23 (c)	1,524,737
1,675,000	5.00%, 12/15/23 (c)	2,049,982
1,005,000	5.00%, 12/15/23 (c)	1,235,748
		213,644,291
North Carolina: 0.8%
140,000	County of New Hanover, North Carolina (RB) 5.00%, 10/01/21 (c)	162,127
1,805,000	County of Wake, North Carolina (GO) 3.00%, 09/01/24 (c)	1,964,436
90,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/24	114,683
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,161,000
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	560,575
815,000	5.00%, 05/01/20 (c)	950,869
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	24,083
750,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series C (RB) 5.00%, 05/01/21 (c)	884,805
540,000	North Carolina State, Series C (RB) 5.00%, 05/01/24 (c)	673,240
	State of North Carolina, Series A (RB)
95,000	2.25%, 05/01/23 (c)	96,272
1,000,000	5.00%, 06/01/23	1,255,410
	State of North Carolina, Series B (RB)
250,000	5.00%, 06/01/24	314,245
75,000	5.00%, 06/01/26	96,060
	State of North Carolina, Series C (RB)
1,040,000	5.00%, 05/01/24 (c)	1,276,018
1,315,000	5.00%, 05/01/24	1,675,323
150,000	The Charlotte-Mecklenburg Hospital Authority (RB) 5.00%, 01/15/22 (c)	175,032
		11,384,178
Ohio: 3.3%
20,000	American Municipal Power, Inc., AMP Fremont Energy Center, Series B (RB) 4.00%, 02/15/22 (c)	21,415
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	761,442
	City of Columbus, Ohio Sewerage Revenue (RB)
250,000	5.00%, 12/01/24 (c)	305,205
300,000	5.00%, 12/01/24 (c)	373,317
500,000	5.00%, 12/01/24 (c)	626,335
	City of Columbus, Ohio, Series A (GO)
1,890,000	3.00%, 02/15/24 (c)	2,010,809
800,000	4.00%, 02/15/24 (c)	896,736
440,000	5.00%, 02/15/22	537,029
750,000	5.00%, 07/01/23	937,635
100,000	5.00%, 08/15/23 (c)	123,241
1,975,000	5.00%, 02/15/24 (c)	2,472,542
3,045,000	City of Columbus, Various Purpose, Series 1 (GO) 5.00%, 07/01/23 (c)	3,763,376
	City of Columbus, Various Purpose, Series A (GO)
750,000	3.00%, 07/01/25 (c)	805,372
300,000	3.00%, 07/01/25 (c)	310,974
500,000	3.00%, 07/01/25 (c)	524,270
750,000	3.10%, 07/01/25 (c)	776,670
1,250,000	3.20%, 07/01/25 (c)	1,296,337
1,000,000	5.00%, 08/15/22 (c)	1,219,820
1,000,000	5.00%, 08/15/22 (c)	1,219,130
	County of Franklin, Ohio Hospital Facilities Revenue, Ohiohealth Corp. (RB)
1,000,000	5.00%, 05/15/23 (c)	1,197,870
60,000	5.00%, 05/15/23 (c)	73,786
870,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM) 4.00%, 06/01/22 (c)	916,180
	County of Hamilton, Ohio The Christ Hospital Project (RB)
695,000	5.25%, 06/01/22 (c)	813,734
500,000	5.25%, 06/01/22 (c)	589,285
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	772,087
1,220,000	Hamilton County, Ohio Sewer System Improvement, Series A (RB) 5.00%, 12/01/22	1,503,223
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	924,847
2,675,000	5.00%, 09/15/23	3,353,032
	Ohio State Common Schools, Series B (GO)
1,750,000	4.00%, 09/15/21 (c)	1,938,965
80,000	5.00%, 09/15/21 (c)	95,934
70,000	Ohio Water Development Authority Water Pollution Control Loan Fund (RB) 5.00%, 12/01/24	89,058
85,000	Promedica Healthcare Obligated Group, Ohio Hospital, Series D (RB) 5.00%, 11/15/21 (c)	98,507
125,000	State of Ohio, Cleveland Clinic Health System Obligation Group, Series A (RB) 5.00%, 01/01/22	150,285
895,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/23	1,119,144
	State of Ohio, Highway Capital Improvement, Series R (GO)
3,000,000	5.00%, 05/01/24 (c)	3,701,370
1,000,000	5.00%, 05/01/24 (c)	1,252,840
1,100,000	State of Ohio, Major New State Infrastructure Project (RB) 5.00%, 06/15/22 (c)	1,328,470
3,000,000	State of Ohio, Series A (GO) 5.00%, 09/15/26	3,880,230
1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	1,536,151
		44,316,653
Oklahoma: 0.2%
	Grand River Dam Authority, Series A (RB)
750,000	5.00%, 06/01/24 (c)	891,390
65,000	5.00%, 06/01/24 (c)	77,849
1,000,000	Oklahoma Capital Improvement Authority (RB) 5.00%, 07/01/24 (c)	1,204,550
90,000	Oklahoma City Water Utilities Trust (RB) 5.00%, 07/01/23 (c)	112,229
500,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/22	606,785
		2,892,803
Oregon: 0.7%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG) 4.00%, 06/15/22 (c)	113,241
500,000	Clackamas County School District No. 12 North Clackamas (GO) (SBG) 5.00%, 06/15/24 (c)	609,855
1,000,000	Department of Administrative Services, Oregon State Lottery revenue, Series D (RB) 5.00%, 04/01/25 (c)	1,248,060
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	557,890
785,000	5.00%, 06/01/22	960,871
400,000	5.00%, 06/01/22 (c)	487,444
75,000	Metro, Series A (GO) 5.00%, 06/01/22 (c)	91,905
	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
100,000	5.00%, 11/15/21	121,168
90,000	5.00%, 11/15/21	109,051
10,000	5.00%, 11/15/22	12,365
200,000	5.00%, 11/15/23	251,238
745,000	5.00%, 11/15/24 (c)	926,229
225,000	5.00%, 11/15/24	285,968
65,000	5.00%, 11/15/24 (c)	81,288
200,000	5.00%, 11/15/24 (c)	246,294
1,850,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	2,324,765
550,000	State of Oregon, Series A (GO) 5.00%, 08/01/23 (c)	674,602
500,000	State of Oregon, Series F (GO) 5.00%, 05/01/23 (c)	619,310
		9,721,544
Pennsylvania: 2.8%
450,000	Bensalem Township School District (GO) (SAW) 5.00%, 12/01/23 (c)	544,455
1,000,000	City of Philadelphia, Series A (GO) 5.00%, 08/01/25 (c)	1,210,130
	Commonwealth of Pennsylvania, First Refunding Series (GO)
500,000	4.00%, 07/01/23	573,375
1,765,000	5.00%, 07/01/22	2,126,860
500,000	5.00%, 07/01/23	609,375
	Commonwealth of Pennsylvania, First Series (GO)
925,000	5.00%, 11/15/21 (c)	1,084,646
570,000	5.00%, 11/15/21 (c)	664,968
720,000	5.00%, 11/15/21 (c)	852,941
1,095,000	5.00%, 11/15/21 (c)	1,287,271
5,000,000	5.00%, 06/01/22 (c)	5,949,450
2,155,000	5.00%, 06/01/22 (c)	2,550,076
640,000	5.00%, 06/01/22	770,016
1,250,000	5.00%, 06/01/22 (c)	1,503,937
2,650,000	5.00%, 04/01/23 (c)	3,181,802
2,250,000	5.00%, 04/01/23 (c)	2,709,877
2,150,000	5.00%, 04/01/23 (c)	2,600,618
	Commonwealth of Pennsylvania, Second Series (GO)
300,000	4.00%, 10/15/23 (c)	330,228
1,000,000	5.00%, 10/15/23 (c)	1,187,170
860,000	5.00%, 10/15/23 (c)	1,026,315
500,000	5.00%, 10/15/23 (c)	611,730
420,000	5.00%, 10/15/23 (c)	511,837
500,000	5.00%, 10/15/23 (c)	607,335
	Hospitals and Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project, Series D (RB)
25,000	5.00%, 07/01/21 (c)	29,361
305,000	5.00%, 07/01/21 (c)	351,363
1,225,000	Monroeville Finance Authority (RB) 5.00%, 02/15/27	1,528,077
940,000	Monroeville, Pennsylvania Finance Authority (RB) 5.00%, 02/15/26	1,165,290
25,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB) 5.00%, 07/01/16 (c)	25,503
100,000	Pennsylvania Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/24	121,846
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	550,640
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Health System, Series A (RB)
250,000	5.00%, 08/15/22 (c)	296,898
40,000	5.00%, 08/15/22 (c)	48,184
400,000	Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/24 (c)	472,852
60,000	St. Mary Hospital Authority, Catholic Health East Issue, Series A (RB) 5.00%, 05/15/20 (c)	69,300
		37,153,726
Puerto Rico: 0.0%
500,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGM) 5.50%, 07/01/21 (c)	520,105
Rhode Island: 0.3%
385,000	Rhode Island Health and Educational Building Corp. (RB) (AGM) 5.00%, 05/15/25 (c)	466,774
	State of Rhode Island, Series A (GO)
1,275,000	5.50%, 08/01/21 (c)	1,545,262
470,000	5.50%, 08/01/21 (c)	571,012
	State of Rhode Island, Series D (GO)
1,000,000	5.00%, 08/01/24 (c)	1,233,290
250,000	5.00%, 08/01/24 (c)	310,308
175,000	5.00%, 08/01/24	217,371
		4,344,017
South Carolina: 0.9%
325,000	Berkeley County, South Carolina School District, Series A (GO) 3.00%, 03/01/24 (c)	347,373
	Charleston Educational Excellence Finance Corp. (RB)
920,000	5.00%, 12/01/23 (c)	1,088,305
50,000	5.00%, 12/01/23 (c)	61,838
300,000	5.00%, 12/01/23	373,758
895,000	Charleston Educational Excellence Finance Corp., County School District (RB) 5.00%, 12/01/24	1,127,772
750,000	City of Charleston, Waterworks and Sewer System Revenue (RB) 5.00%, 01/01/22 (c)	910,245
1,000,000	Greenville Hospital System Board of Trustees (RB) 5.00%, 05/01/22 (c)	1,168,280
	Richland County, South Carolina School District No. 1, Series A (GO)
500,000	4.00%, 09/01/21 (c)	553,360
1,305,000	4.00%, 09/01/21 (c)	1,481,932
465,000	5.00%, 09/01/21 (c)	555,894
500,000	5.00%, 09/01/21 (c)	597,435
100,000	School District No. 2 of Dorchester County, Series A (GO) 4.00%, 03/01/24 (c)	114,287
	South Carolina Jobs Economic Development Authority, Bon Secours Health System Obligated Group (RB)
975,000	3.75%, 11/01/22 (c)	1,011,465
350,000	5.00%, 11/01/22 (c)	400,712
	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB)
130,000	5.00%, 08/01/23 (c)	143,478
395,000	5.25%, 08/01/23 (c)	443,265
245,000	South Carolina State Ports Authority (RB) 5.25%, 07/01/20 (c)	286,238
60,000	South Carolina State Public Service Authority (RB) 5.00%, 12/01/24	74,939
900,000	South Carolina State Public Service Authority, Series A (RB) 5.00%, 12/01/21 (c)	1,066,851
		11,807,427
Tennessee: 0.6%
715,000	City of Knoxville, Wastewater System Revenue, Series A (RB) 3.00%, 04/01/21 (c)	723,530
1,200,000	County of Shelby, Tennessee (GO) 5.00%, 03/01/24	1,511,100
680,000	Knox County Health Educational and Housing Facility Board, Series A (RB) 5.00%, 01/01/23 (c)	797,633
25,000	Memphis Center City Revenue Finance Corp. (RB) (AGM) 4.50%, 11/01/21 (c)	28,086
245,000	Memphis Center City Revenue Finance Corp., Series B (RB) (AGM) 5.25%, 11/01/21 (c)	294,037
1,485,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	1,851,349
	Metropolitan Government of Nashville & Davidson County, Tennessee (RB)
510,000	5.00%, 07/01/22	619,058
500,000	5.00%, 07/01/23	625,890
975,000	State of Tennessee, Series A (GO) 5.00%, 08/01/22	1,206,504
		7,657,187
Texas: 10.3%
750,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/24	944,992
450,000	Board of regents of University of Texas System, Series A (RB) 5.00%, 02/15/22 (c)	536,517
500,000	Board of Regents, A and M University System, Series A (RB) 5.50%, 07/01/25 (c)	655,950
	Brownsville, Texas Utilities System Revenue, Series A (RB)
245,000	5.00%, 09/01/22	294,605
500,000	5.00%, 09/01/23 (c)	594,145
500,000	Cities of Dallas and Fort Worth, International Airport Joint Revenue, Series F (RB) 5.00%, 11/01/23 (c)	607,105
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
1,000,000	3.70%, 05/15/23 (c)	1,108,230
50,000	5.00%, 11/15/22 (c)	61,030
50,000	5.00%, 05/15/23 (c)	61,142
1,000,000	5.00%, 05/15/24 (c)	1,209,250
650,000	5.00%, 05/15/24 (c)	776,243
1,000,000	5.00%, 05/15/24 (c)	1,200,880
400,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 11/15/21 (c)	481,200
	City of Dallas (GO)
4,750,000	5.00%, 02/15/24 (c)	5,894,180
1,500,000	5.00%, 02/15/25 (c)	1,845,120
50,000	City of Dallas and Fort Worth, Texas International Airport (RB) 5.00%, 11/01/20 (c)	57,761
	City of Dallas, Waterworks and Sewer System, Series A (RB)
30,000	5.00%, 10/01/22 (c)	36,781
1,000,000	5.00%, 10/01/25 (c)	1,242,470
1,425,000	5.00%, 10/01/25 (c)	1,777,545
1,000,000	City of Fort Worth (GO) 5.00%, 03/01/22 (c)	1,206,160
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
50,000	5.00%, 11/01/20 (c)	57,910
2,240,000	5.00%, 11/01/20 (c)	2,599,923
1,250,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	1,561,050
1,000,000	City of Frisco (GO) 5.00%, 02/15/23 (c)	1,222,660
	City of Houston, Series A (GO)
300,000	5.00%, 03/01/22	364,272
650,000	5.00%, 03/01/24 (c)	784,010
1,325,000	City of Houston, Texas Combined Utility System Revenue, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	1,597,248
	City of San Antonio, Electric and Gas Systems Revenue (RB)
1,865,000	5.00%, 02/01/22	2,264,091
1,500,000	5.00%, 08/01/22 (c)	1,832,025
1,040,000	5.00%, 02/01/23	1,285,513
500,000	5.25%, 02/01/25	642,175
	City of San Antonio, General Improvement (GO)
1,550,000	5.00%, 02/01/24 (c)	1,900,951
100,000	5.00%, 02/01/24	125,334
300,000	City of San Antonio, Public Facilities Corp. Improvement (RB) 3.00%, 09/15/22 (c)	304,503
1,070,000	City of San Antonio, Texas (GO) 5.00%, 02/01/24 (c)	1,293,769
	City of San Antonio, Water System Revenue (RB)
1,000,000	5.00%, 05/15/22 (c)	1,203,120
1,025,000	5.00%, 05/15/22 (c)	1,247,568
	City of San Antonio, Water System Revenue, Series A (RB)
515,000	5.00%, 05/15/20 (c)	593,661
55,000	5.00%, 05/15/20 (c)	63,725
50,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	61,458
1,000,000	Clear Creek Independent School District, Series B (GO) 5.00%, 02/15/22 (c)	1,206,660
585,000	Comal Independent School District, Series A (GO) 4.00%, 02/01/21 (c)	634,836
165,000	Conroe Independent School District (GO) 5.00%, 02/15/20 (c)	190,813
500,000	Conroe Independent School District, Series A (GO) 5.00%, 02/15/21 (c)	584,270
	County of Denton, Texas (GO)
875,000	5.00%, 07/15/20 (c)	1,018,596
1,000,000	5.00%, 07/15/20 (c)	1,172,180
80,000	County of Harris, Series A (GO) 5.00%, 10/01/25 (c)	99,634
250,000	County of Harris, Subordinate Lien, Series A (GO) 5.00%, 08/15/22 (c)	303,305
	County of Harris, Texas (GO)
670,000	5.00%, 10/01/20 (c)	790,687
500,000	5.00%, 08/15/22 (c)	598,885
1,500,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/25 (c)	1,850,670
	Cypress-Fairbanks Independent School District, Series C (GO)
100,000	5.00%, 02/15/23	123,731
700,000	5.00%, 02/15/24 (c)	862,134
100,000	Dallas and Fort Worth International Airport, Series D (RB) 5.25%, 11/01/23 (c)	120,029
75,000	Dallas Area Rapid Transit, Senior Lien, Series A (RB) 5.00%, 12/01/22	92,687
	Dallas Independent School District (GO)
100,000	5.00%, 02/15/21 (c)	117,650
835,000	5.00%, 08/15/22 (c)	1,003,561
100,000	5.00%, 08/15/22 (c)	122,122
100,000	5.00%, 08/15/22	122,892
100,000	Dallas Independent School District, Series A (GO) 5.00%, 08/15/24	126,381
385,000	Dallas, Texas, Series A (GO) 5.00%, 02/15/23 (c)	456,367
1,330,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	1,679,564
75,000	Ector County Independent School District (GO) 5.00%, 08/15/23 (c)	91,601
750,000	Fort Bend, Texas Independent School District (GO) 5.00%, 08/15/22 (c)	918,007
250,000	Fort Worth, Texas Water and Sewer System Revenue (RB) 5.00%, 02/15/21 (c)	295,863
	Harris County Flood Control District (GO)
2,000,000	5.00%, 10/01/25 (c)	2,490,860
250,000	5.00%, 10/01/25 (c)	313,090
1,000,000	5.00%, 10/01/25 (c)	1,261,340
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
965,000	5.00%, 11/15/24 (c)	1,144,114
1,225,000	5.00%, 11/15/24 (c)	1,459,796
1,755,000	Harris County, Texas Cultural Education Facilities Finance Corp. (RB) 5.00%, 12/01/24 (c)	2,076,147
425,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series 1 (RB) 5.00%, 10/01/23	524,994
	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB)
50,000	5.00%, 12/01/22 (c)	58,449
120,000	5.00%, 12/01/22 (c)	140,774
725,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	863,076
500,000	Harris County, Texas Flood Control District (GO) 5.00%, 10/01/24 (c)	620,525
500,000	Harris County, Texas Flood Control District, Series A (GO) 5.00%, 10/01/24 (c)	617,385
	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO)
500,000	5.00%, 10/01/20 (c)	589,310
1,980,000	5.00%, 10/01/22 (c)	2,441,023
	Houston Combined Utility System Revenue, First Lien, Series A (RB)
1,000,000	5.00%, 11/15/24 (c)	1,236,890
1,700,000	5.25%, 11/15/20 (c)	2,013,004
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	306,888
	Houston, Texas Public Improvement Refunding, Series A (GO)
1,000,000	5.00%, 03/01/21 (c)	1,179,450
2,090,000	5.00%, 03/01/23 (c)	2,572,267
750,000	5.00%, 03/01/24 (c)	918,930
35,000	Hurst-Euless-Bedford Independent School District (GO) 5.00%, 08/15/20 (c)	41,273
120,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO) 5.00%, 02/15/25 (c)	150,066
350,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	428,572
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
240,000	4.00%, 05/15/22 (c)	255,199
155,000	4.00%, 05/15/22 (c)	166,290
55,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) 5.00%, 05/15/23 (c)	64,824
	Lower Colorado River Authority, Series A (RB)
600,000	5.00%, 05/15/22 (c)	692,352
990,000	5.00%, 05/15/22 (c)	1,176,744
	Lower Colorado River Authority, Series B (RB)
660,000	5.00%, 05/15/22 (c)	770,405
1,370,000	5.00%, 05/15/22 (c)	1,615,942
370,000	5.00%, 05/15/25 (c)	441,125
845,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	879,307
500,000	New Hope Cultural Education Facilities Corp. (RB) 5.00%, 07/01/25 (c)	542,960
	North Texas Municipal Water District (RB)
650,000	4.00%, 03/01/22 (c)	711,178
85,000	5.00%, 09/01/25 (c)	106,872
800,000	5.00%, 09/01/25 (c)	999,536
215,000	5.25%, 03/01/22 (c)	265,888
305,000	5.25%, 03/01/22 (c)	374,180
1,485,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,734,658
750,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	870,960
	North Texas Tollway Authority, Special Project, Series D (RB)
550,000	5.00%, 09/01/21 (c)	646,189
530,000	5.25%, 09/01/21 (c)	640,378
1,080,000	5.25%, 09/01/21 (c)	1,304,273
2,975,000	Northside Independent School District (GO) 5.00%, 08/15/21 (c)	3,524,155
	Northwest Independent School District (GO)
1,000,000	5.00%, 02/15/24	1,252,780
1,000,000	5.00%, 02/15/25 (c)	1,247,730
500,000	Pasadena Independent School District, Unlimited Tax School Building (GO) 5.00%, 02/15/23 (c)	610,795
200,000	Port of Houston Authority of Harris County Texas, Series D-0 (GO) 5.00%, 10/01/20 (c)	234,726
415,000	Port of Houston Authority of Harris County, Series D-1 (GO) 5.00%, 10/01/20 (c)	495,406
635,000	Regents of the University of Houston, Series A (RB) 5.00%, 02/15/21 (c)	743,363
425,000	Regents of University of Houston System, Series A (RB) 5.00%, 02/15/21 (c)	496,630
2,715,000	San Antonio Electric and Gas Systems (RB) 5.25%, 02/01/24	3,441,887
	San Antonio Independent School District, Unlimited Tax School Building (GO)
750,000	5.00%, 02/15/23	927,982
2,095,000	5.00%, 02/15/24	2,622,772
1,325,000	San Antonio, Texas Independent School District (GO) 5.00%, 02/15/21 (c)	1,549,018
1,000,000	Spring Independent School District (GO) 5.00%, 08/15/25 (c)	1,262,180
	State of Texas, Transportation Commission (GO)
50,000	5.00%, 04/01/24 (c)	61,496
750,000	5.00%, 04/01/24 (c)	929,460
	State of Texas, Transportation Commission, Series A (GO)
1,355,000	5.00%, 04/01/22 (c)	1,619,862
50,000	5.00%, 04/01/22	61,018
1,955,000	5.00%, 10/01/24 (c)	2,396,576
	Tarrant County, Cultural Education Facilities Finance Corp. (RB)
50,000	5.00%, 11/15/21 (c)	57,183
30,000	5.00%, 10/01/23 (c)	36,268
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
820,000	5.00%, 10/01/23 (c)	975,308
235,000	5.25%, 10/01/23 (c)	281,789
	Tarrant Regional Water Control and Improvement District (RB)
2,500,000	5.00%, 03/01/25 (c)	3,119,750
1,025,000	5.00%, 03/01/25 (c)	1,287,810
250,000	Texas A and M University (RB) 5.00%, 05/15/22	305,970
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
225,000	5.00%, 12/15/22 (c)	256,777
230,000	5.00%, 12/15/22 (c)	265,126
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
50,000	5.00%, 12/15/22 (c)	57,943
145,000	5.00%, 12/15/22 (c)	164,894
500,000	5.00%, 12/15/22 (c)	583,555
1,000,000	5.00%, 12/15/22	1,184,520
2,850,000	5.00%, 12/15/22 (c)	3,353,937
500,000	Texas Public Finance Authority (GO) 5.00%, 10/01/21 (c)	595,530
1,000,000	Texas Transportation Commission State Highway Fund (RB) 5.00%, 10/01/26	1,294,520
	Texas Transportation Commission State Highway Fund, First Tier, Series A (RB)
1,000,000	5.00%, 04/01/23	1,242,930
2,690,000	5.00%, 04/01/24	3,380,039
125,000	Texas Transportation Commission, Central Tax Turnpike System, Second Tier, Series C (RB) 5.00%, 08/15/24 (c)	147,406
1,000,000	Texas Water Development Board, Series A (RB) 5.00%, 10/15/25 (c)	1,259,270
80,000	Tomball Independent School District (GO) 5.00%, 02/15/24	100,018
650,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/22 (c)	784,088
75,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	91,452
		138,190,799
Utah: 0.0%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	670,703
Virginia: 3.0%
530,000	City of Richmond VA (RB) 5.00%, 01/15/23 (c)	634,203
835,000	Commonwealth of Virginia, Series A-2 (GO) 4.00%, 06/01/21 (c)	927,460
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	630,445
1,000,000	5.00%, 06/01/25 (c)	1,269,690
90,000	5.00%, 06/01/25 (c)	115,070
1,340,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/23	1,689,258
2,500,000	County of Loudoun, Series A (GO) (SAW) 5.00%, 12/01/22 (c)	3,084,050
1,965,000	Fairfax County Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST) 5.00%, 04/01/20 (c)	2,268,887
	Fairfax County, Public Improvement, Series B (GO) (SAW)
225,000	5.00%, 04/01/23	281,048
1,075,000	5.00%, 04/01/24	1,362,036
485,000	Fairfax County, Virginia Economic Development Authority (RB) 5.00%, 10/01/24 (c)	590,264
500,000	Fairfax County, Virginia Industrial Development Authority (RB) 5.00%, 05/15/22	609,580
485,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/24	607,870
2,000,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) (SAW) 5.00%, 09/01/23	2,494,740
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	442,055
2,085,000	5.00%, 02/01/22 (c)	2,515,135
1,890,000	5.00%, 09/01/22 (c)	2,309,467
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22 (c)	120,630
1,850,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) 4.00%, 09/01/22 (c)	2,091,573
	Virginia Commonwealth Transportation Board (RB)
45,000	4.00%, 05/15/21 (c)	49,112
250,000	4.00%, 05/15/24 (c)	276,710
1,000,000	5.00%, 05/15/24 (c)	1,243,460
	Virginia Commonwealth Transportation Board (RB)
500,000	4.00%, 05/15/21 (c)	548,050
150,000	5.25%, 05/15/21 (c)	180,071
	Virginia Commonwealth Transportation Board, Series A (RB)
450,000	5.00%, 03/15/23 (c)	540,450
1,450,000	5.00%, 03/15/23 (c)	1,775,974
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	128,981
475,000	3.00%, 08/01/24 (c)	495,297
20,000	5.00%, 08/01/21 (c)	23,842
	Virginia Public Building Authority, Series C
400,000	4.00%, 08/01/24 (c)	468,000
1,750,000	5.00%, 08/01/23	2,178,435
870,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	1,098,549
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,151,310
350,000	Virginia Resources Authority, Series B (RB) 5.00%, 11/01/21 (c)	422,527
750,000	Virginia Small Business Financing Authority (RB) 5.25%, 10/01/24 (c)	889,155
1,850,000	Virginia State Public Building Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/22	2,276,258
1,535,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	1,916,954
250,000	Virginia State, Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	313,098
		40,019,694
Washington: 3.3%
350,000	Bellevue School District No. 405, King County (GO) (SBG) 4.38%, 06/01/21 (c)	400,946
	Central Puget Sound Regional Transit Authority, Sale Tax , Series S-1 (RB)
550,000	5.00%, 11/01/22 (c)	669,878
250,000	5.00%, 11/01/25 (c)	307,880
555,000	Central Puget Sound Regional Transit Authority, Sale Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/22 (c)	670,207
1,000,000	City of Seattle, Water System Revenue (RB) 5.00%, 05/01/25 (c)	1,236,800
485,000	County of King, Series E (GO) 5.00%, 12/01/25 (c)	608,806
85,000	County of King, Washington Sewer Revenue, Series B (RB) 5.00%, 01/01/21 (c)	98,858
	Energy Northwest Colombia Generating Station Electric, Series A (RB)
260,000	5.00%, 07/01/21 (c)	311,308
350,000	5.00%, 07/01/21 (c)	420,697
350,000	5.00%, 07/01/24 (c)	422,184
200,000	Energy Northwest Generating Station, Series A (RB) 5.00%, 07/01/23	249,080
5,000	Energy Northwest, Series C (RB) 5.00%, 07/01/24 (c)	6,248
80,000	King County, Washington Limited Tax, Sewer Revenue, Series A (GO) 5.00%, 07/01/23	99,506
15,000	King County, Washington School District No. 409 Tahoma (GO) (SBG) 5.00%, 12/01/23 (c)	18,161
1,025,000	King County, Washington Sewer Revenue, Series A (RB) 5.00%, 01/01/23 (c)	1,240,199
250,000	Olympia School District No. 111 Thurston County , Series B (GO) (SBG) 5.00%, 06/01/22 (c)	297,473
975,000	Pierce County School District No. 10 Tacoma (GO) (SBG) 5.00%, 12/01/24	1,238,611
75,000	Port of Seattle, Intermediate Lien, Series A (RB) 5.00%, 08/01/22	91,290
20,000	Port of Seattle, Washington, Series A (RB) 5.00%, 08/01/22 (c)	23,385
	State of Washington, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB)
200,000	5.00%, 09/01/23 (c)	243,720
115,000	5.00%, 09/01/23	142,150
850,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 3.00%, 07/01/23 (c)	864,722
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
625,000	5.00%, 02/01/22	759,150
500,000	5.00%, 02/01/23 (c)	608,375
1,500,000	5.00%, 02/01/24 (c)	1,864,755
800,000	5.25%, 02/01/22	983,216
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
520,000	3.13%, 07/01/22 (c)	533,541
300,000	5.00%, 07/01/24 (c)	373,821
2,050,000	5.00%, 07/01/24	2,576,255
	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO)
2,000,000	5.00%, 07/01/22 (c)	2,440,000
355,000	5.00%, 07/01/23 (c)	437,356
1,000,000	5.00%, 01/01/25 (c)	1,214,610
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	1,214,610
50,000	State of Washington, Motor Vehicle Fuel Tax, SR 520 Corridor Program, Series C (GO) 5.00%, 06/01/21 (c)	58,286
	State of Washington, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	993,125
55,000	5.00%, 08/01/20 (c)	64,539
250,000	5.00%, 08/01/21 (c)	294,828
300,000	5.00%, 08/01/21 (c)	358,854
1,000,000	5.00%, 07/01/22	1,224,120
1,750,000	5.00%, 08/01/22 (c)	2,133,722
835,000	5.00%, 08/01/23 (c)	1,030,774
	State of Washington, Various Purpose, Series D (GO)
240,000	5.00%, 02/01/22 (c)	289,054
250,000	5.00%, 02/01/22	303,660
535,000	5.00%, 02/01/23	660,094
1,675,000	5.00%, 02/01/23 (c)	2,030,686
	State of Washington, Various Purpose, Series R-A (GO)
2,000,000	4.00%, 07/01/24 (c)	2,314,940
375,000	5.00%, 07/01/21 (c)	447,484
25,000	State of Washington, Various Purpose, Series R-B (GO) 5.00%, 07/01/20 (c)	29,093
	State of Washington, Various Purpose, Series R-C (GO)
295,000	4.00%, 07/01/23 (c)	329,415
625,000	5.00%, 07/01/22 (c)	760,356
50,000	5.00%, 01/01/25 (c)	60,373
350,000	5.00%, 01/01/25 (c)	430,175
1,000,000	5.00%, 01/01/25 (c)	1,236,380
630,000	State of Washington, Various Purpose, Series R-E (GO) 5.00%, 01/01/25 (c)	760,693
170,000	Tacoma School District No. 10 of Pierce County (GO) (SBG) 5.00%, 12/01/25 (c)	211,347
1,800,000	Tobacco Settlement Authority (RB) 5.00%, 06/01/22	2,090,376
50,000	University of Washington General Revenue, Series A (RB) 5.00%, 07/01/21	60,129
	University of Washington, General Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,175,350
500,000	5.00%, 04/01/21 (c)	589,040
475,000	University of Washington, General Revenue, Series C (RB) 5.00%, 01/01/23 (c)	569,596
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/22	1,217,040
225,000	Washington Health Care Facilities Authority, Series A (RB) 5.00%, 10/01/22 (c)	262,465
250,000	Washington Health Care Facilities Authority, Series B (RB) 4.00%, 10/01/21 (p)	283,505
		44,937,297
West Virginia: 0.1%
	West Virginia University Board of Governors, Series A (RB)
500,000	5.00%, 10/01/22 (c)	602,440
580,000	5.00%, 10/01/22 (c)	704,932
		1,307,372
Wisconsin: 0.8%
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	639,738
275,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/23	342,631
	State of Wisconsin, Clean Water Revenue, Series 4 (RB)
35,000	5.00%, 06/01/20 (c)	40,640
50,000	5.00%, 06/01/20 (c)	58,150
240,000	State of Wisconsin, Series 2 (GO) 5.00%, 11/01/21 (c)	290,918
	State of Wisconsin, Series 3 (GO)
125,000	5.00%, 11/01/22 (c)	151,000
385,000	5.00%, 11/01/22 (c)	470,289
	State of Wisconsin, Series 4 (GO)
1,500,000	5.00%, 11/01/24 (c)	1,872,960
550,000	5.00%, 11/01/24 (c)	695,865
	State of Wisconsin, Series A (GO)
300,000	4.00%, 05/01/21 (c)	328,002
80,000	4.00%, 05/01/21 (c)	87,885
	State of Wisconsin, Series B (GO)
500,000	4.50%, 05/01/21 (c)	565,120
75,000	5.00%, 05/01/21 (c)	89,401
	State of Wisconsin, Series C (GO)
755,000	4.00%, 05/01/21 (c)	829,413
750,000	4.00%, 05/01/21 (c)	832,207
1,000,000	Wisconsin Department of Transportation, Series A (RB) 5.00%, 07/01/24 (c)	1,208,790
205,000	Wisconsin Health and Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB) 5.00%, 07/15/21 (c)	232,523
90,000	Wisconsin Health and Educational Facilities Authority, Gundersen Lutheran, Series A (RB) 4.75%, 10/15/21 (c)	100,591
1,000,000	Wisconsin State Transportation, Series 0 5.00%, 07/01/23 (c)	1,205,670
	Wisconsin State Transportation, Series 1 (RB)
75,000	5.00%, 07/01/22 (c)	89,670
35,000	5.00%, 07/01/22 (c)	42,128
800,000	5.00%, 07/01/23 (c)	977,480
		11,151,071
Total Municipal Bonds (Cost: $1,277,162,278)		1,328,798,172

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $1,162,198)
1,162,198	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,162,198
Total Investments: 98.9% (Cost: $1,278,324,476)		1,329,960,370
Other assets less liabilities: 1.1%		15,200,372
NET ASSETS: 100.0%		$1,345,160,742

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	6.8%	$90,959,120
Health Care	4.4	58,046,813
Housing	0.1	1,500,227
Industrial Revenue	0.3	3,674,339
Leasing	8.1	107,187,597
Local	19.6	260,325,959
Power	5.2	68,840,639
Solid Waste/Resource Recovery	0.2	2,916,488
Special Tax	9.8	130,728,882
State	26.4	351,775,576
Transportation	11.5	152,716,326
Water & Sewer	7.5	100,126,206
Money Market Fund	0.1	1,162,198
	100.0%	$1,329,960,370

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,328,798,172	$—	$1,328,798,172
Money Market Fund	1,162,198	—	—	1,162,198
Total	$1,162,198	$1,328,798,172	$—	$1,329,960,370

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.5%
$500,000	Decatur City Board of Education (ST) 5.00%, 02/01/25 (c)	$573,650
Arizona: 2.5%
600,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB) 5.00%, 07/01/22 (c)	678,462
750,000	Arizona Health Facilities Authority (RB) 5.00%, 01/01/24 (c)	847,590
900,000	Arizona Health Facilities Authority, Series A (RB) 3.75%, 01/01/22 (c)	904,725
400,000	Salt River Project Agricultural Improvement & Power District, Arizona Salt River Project Electric System, Seriers A (RB) 5.00%, 06/01/25 (c)	469,632
		2,900,409
California: 17.9%
425,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	495,214
140,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	160,131
120,000	Bay Area Toll Authority, Series S-4 (RB) 5.25%, 04/01/23 (c)	136,615
250,000	California Health Facilities Financing Authority (RB) 4.50%, 11/15/21 (c)	273,375
	California Health Facilities Financing Authority, Series A (RB)
520,000	4.00%, 03/01/23 (c)	532,880
100,000	4.00%, 08/15/24 (c)	108,105
400,000	5.00%, 08/15/23 (c)	448,424
250,000	5.00%, 11/15/25 (c)	291,187
	California State Public Works Board (RB)
500,000	3.50%, 12/01/25 (c)	515,105
500,000	4.00%, 12/01/25 (c)	547,620
495,000	California State Public Works Board, Series A (RB) 5.00%, 03/01/23 (c)	569,270
975,000	California State University, Series A (RB) 5.00%, 11/01/24 (c)	1,166,207
	California Statewide Communities Development Authority (RB)
500,000	5.00%, 08/01/22 (c)	567,810
675,000	5.00%, 07/01/24 (c)	765,558
450,000	5.00%, 02/15/26 (c)	541,309
	City of Los Angeles Department of Airports (RB)
500,000	5.00%, 05/15/22 (c)	577,910
135,000	5.00%, 05/15/25 (c)	158,764
50,000	City of San Francisco CA Public Utilities Commission Water Revenue, Series A (RB) 4.00%, 05/01/22 (c)	51,673
470,000	East Bay Municipal Utility District Water System Revenue (RB) 4.00%, 06/01/25 (c)	500,489
305,000	El Camino Community College District, Series C (GO) 4.00%, 08/01/22 (c)	322,693
500,000	Golden State Tobacco Securitization Corp (RB) 5.00%, 06/01/25 (c)	573,365
335,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/24 (c)	390,700
400,000	Pasadena Unified School District (GO) 4.13%, 05/01/22 (c)	417,320
500,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	575,710
475,000	Regents of University of California, Series AI (RB) 5.00%, 05/15/23 (c)	562,633
465,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	535,322
250,000	San Mateo Union High School District, Series A (GO) 5.00%, 09/01/23 (c)	283,118
650,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	657,767
100,000	Semitropic Improvement District, Series A (RB) 4.00%, 12/01/22 (c)	103,748
	State of California (GO)
700,000	5.00%, 10/01/24 (c)	839,727
500,000	5.00%, 10/01/24 (c)	586,160
500,000	5.00%, 08/01/25 (c)	603,190
350,000	5.00%, 08/01/25 (c)	420,595
	State of California, Various Purpose (GO)
30,000	4.00%, 04/01/23 (c)	31,563
50,000	4.38%, 02/01/22 (c)	53,238
800,000	4.50%, 12/01/23 (c)	877,288
650,000	5.00%, 04/01/22 (c)	751,068
890,000	5.00%, 09/01/22 (c)	1,037,081
300,000	5.00%, 04/01/23 (c)	347,184
1,200,000	5.00%, 11/01/23 (c)	1,402,632
470,000	Walnut Energy Center Authority, Series A (RB) 5.00%, 07/01/24 (c)	554,717
400,000	West Valley-Mission Community College District (GO) 4.00%, 08/01/22 (c)	425,632
		20,760,097
Colorado: 2.3%
500,000	Colorado Health Facilities Authority (RB) 4.00%, 01/15/26 (c)	507,800
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
115,000	5.00%, 06/01/22 (c)	123,359
450,000	5.00%, 06/01/22 (c)	496,048
	Park Creek Metropolitan District (RB)
250,000	5.00%, 12/01/25 (c)	283,840
250,000	5.00%, 12/01/25 (c)	286,090
230,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	263,141
650,000	University of Colorado Hospital Authority, Series A (RB) 5.00%, 11/15/22 (c)	728,799
		2,689,077
Connecticut: 1.3%
400,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	437,584
500,000	State of Connecticut (GO) 5.00%, 06/15/25 (c)	588,260
370,000	State of Connecticut, Series F (GO) 5.00%, 11/15/24 (c)	435,187
		1,461,031
District of Columbia: 1.8%
725,000	District of Columbia (RB) 5.00%, 01/15/26 (c)	831,452
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	545,430
650,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	706,212
		2,083,094
Florida: 7.3%
400,000	Broward County, Florida, Water & Sewer Utility Revenue, Series A (RB) 5.00%, 10/01/22 (c)	463,924
400,000	Central Florida Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	460,252
1,150,000	City of Tampa, Florida Health System, Series A (RB) 5.00%, 05/15/22 (c)	1,312,575
600,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	706,698
10,000	County of Broward, Florida Airport System Revenue (RB) 5.00%, 10/01/22 (c)	11,309
975,000	County of Miami-Dade, Building Better Communities Program, Series B (GO) 4.00%, 07/01/24 (c)	1,053,760
615,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 5.00%, 07/01/22 (c)	706,327
400,000	County of Miami-Dade, Florida Water & Sewer System Revenue (RB) 5.00%, 10/01/22 (c)	446,936
285,000	Jacksonville Transportation Authority (RB) 5.00%, 08/01/25 (c)	339,577
1,100,000	Miami-Dade County, Florida Transit System (RB) 5.00%, 07/01/22 (c)	1,254,253
825,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 5.00%, 04/01/22 (c)	875,630
750,000	Tampa Hillsborough County Expressway Authority, Series B (RB) 5.00%, 07/01/22 (c)	842,452
		8,473,693
Georgia: 1.0%
750,000	Private Colleges & Universities Authority, Emory University, Series A (RB) 5.00%, 10/01/23 (c)	867,510
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	276,668
		1,144,178
Idaho: 0.7%
	Idaho Health Facilities Authority, Series A (RB)
250,000	5.00%, 03/01/22 (c)	271,933
475,000	5.00%, 03/01/24 (c)	535,786
		807,719
Illinois: 5.2%
420,000	City of Chicago, Sales Tax, Series A (RB) 4.38%, 01/01/22 (c)	417,047
	Illinois Finance Authority (RB)
240,000	5.00%, 05/15/25 (c)	278,422
140,000	5.00%, 10/01/25 (c)	160,544
900,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.00%, 06/01/22 (c)	906,471
500,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB) 5.50%, 02/15/21 (c)	571,035
400,000	Illinois Finance Authority, Northwestern Healthcare (RB) 4.00%, 08/15/22 (c)	426,748
400,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	399,352
	State of Illinois (GO) (AGM)
735,000	4.25%, 04/01/24 (c)	753,316
250,000	4.38%, 04/01/24 (c)	258,045
455,000	5.00%, 03/01/22 (c)	478,319
500,000	5.25%, 02/01/24 (c)	548,495
	State of Illinois, Series A (GO) (AGM)
500,000	4.13%, 04/01/23 (c)	506,635
300,000	4.50%, 01/01/22 (c)	303,405
		6,007,834
Indiana: 1.7%
	Carmel Redevelopment Authority, Series A (RB)
25,000	4.00%, 08/01/22 (c)	26,740
45,000	4.00%, 08/01/22 (c)	48,325
400,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	407,036
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	313,481
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	548,385
500,000	Indiana Finance Authority, Wastewater Utility, CWA Authroity Project (RB) 5.25%, 10/01/21 (c)	587,725
		1,931,692
Kentucky: 0.7%
500,000	Kentucky Economic Development Finance Authority (RB) 4.25%, 07/01/25 (c)	515,650
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	287,665
		803,315
Louisiana: 2.4%
100,000	Lafayette, Louisiana Utilities Revenue (RB) 4.75%, 11/01/20 (c)	109,769
500,000	Louisiana Local Government Environmental Facilities & Community Development Auth (RB) 5.00%, 10/01/24 (c)	570,025
750,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Act 360 Project (RB) 5.00%, 10/01/24 (c)	867,352
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
375,000	4.00%, 02/01/23 (c)	383,734
400,000	5.00%, 02/01/24 (c)	447,144
395,000	Louisiana Public Facilities Authority, Loyola University Project (RB) 5.00%, 10/01/21 (c)	434,539
		2,812,563
Maine: 0.3%
350,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	379,484
Maryland: 1.7%
400,000	City of Baltimore, Maryland (RB) 5.00%, 01/01/25 (c)	461,124
	Maryland Health & Higher Educational Facilities Authority (RB)
255,000	4.00%, 07/01/24 (c)	264,402
475,000	5.00%, 02/15/25 (c)	552,126
135,000	Maryland Health & Higher Educational Facilities Authority, Series A (RB) 4.00%, 07/01/22 (c)	137,986
500,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	536,970
		1,952,608
Massachusetts: 1.4%
300,000	Commonwealth of Massachusetts, Series A (GO) 4.00%, 12/01/21 (c)	327,147
325,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	343,044
400,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB) 5.00%, 10/15/21 (c)	467,384
400,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB) 5.25%, 07/01/21 (c)	471,068
		1,608,643
Michigan: 2.1%
	Karegnondi Water Authority, Michigan Water Supply System, Series A (RB)
345,000	4.50%, 11/01/23 (c)	378,762
120,000	5.00%, 11/01/23 (c)	132,971
500,000	L’Anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	508,590
400,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB) 5.00%, 07/01/21 (c)	457,272
	Michigan Finance Authority (RB)
700,000	4.00%, 06/01/25 (c)	733,306
150,000	5.00%, 12/01/21 (c)	166,688
		2,377,589
Minnesota: 1.4%
400,000	Minneapolis-St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/24 (c)	459,600
400,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	454,512
600,000	Western Minnesota Municipal Power Agency, Series A (RB) 5.00%, 01/01/24 (c)	705,168
		1,619,280
Missouri: 1.4%
	Health & Educational Facilities Authority of the State of Missouri, Series A (RB)
765,000	4.00%, 06/01/24 (c)	812,858
85,000	5.00%, 11/15/23 (c)	93,739
250,000	Health & Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	255,758
350,000	Metropolitan St Louis Sewer District, Series A (RB) 5.00%, 05/01/22 (c)	403,343
40,000	Missouri Joint Municipal Electric Utility Commission, Series A (RB) 5.00%, 01/01/24 (c)	46,113
		1,611,811
Nebraska: 2.6%
	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
1,250,000	5.00%, 09/01/22 (c)	1,356,987
400,000	5.25%, 09/01/22 (c)	455,144
555,000	Omaha Public Power District, Series A (RB) 5.25%, 02/01/25 (c)	650,416
250,000	Omaha Public Power District, Series B (RB) 5.00%, 02/01/21 (c)	279,798
235,000	Omaha School District (GO) 3.13%, 12/15/24 (c)	240,955
		2,983,300
Nevada: 1.9%
1,000,000	Las Vegas Valley Water District (GO) 4.00%, 06/01/22 (c)	1,026,980
400,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	419,356
730,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	797,131
		2,243,467
New Jersey: 2.4%
130,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	147,544
150,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.25%, 07/01/23 (c)	172,704
	New Jersey State Transportation Trust Fund Authority, Series B
1,000,000	5.00%, 06/15/21 (c)	1,039,490
750,000	5.25%, 06/15/21 (c)	801,187
600,000	New Jersey State Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	679,218
		2,840,143
New York: 11.3%
255,000	City of New York, Series A (GO) 3.50%, 08/01/24 (c)	264,499
600,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	671,514
300,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 05/15/25 (c)	345,663
25,000	Metropolitan Transportation Authority, Series B (RB) 4.25%, 11/15/22 (c)	26,323
25,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/23 (c)	28,935
	Metropolitan Transportation Authority, Series E (RB)
175,000	3.50%, 11/15/22 (c)	180,873
550,000	5.00%, 11/15/22 (c)	628,276
650,000	5.00%, 11/15/23 (c)	757,263
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	155,805
	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
305,000	5.00%, 06/15/21 (c)	348,996
500,000	5.00%, 06/15/24 (c)	578,295
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	572,795
20,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	23,637
	New York City Municipal Water Finance Authority, Water & Sewer System, Series EE (RB)
500,000	5.00%, 06/15/23 (c)	584,710
485,000	5.00%, 06/15/23 (c)	557,304
845,000	5.00%, 06/15/24 (c)	998,672
495,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.13%, 02/01/21 (c)	583,120
600,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB) 5.00%, 02/01/22 (c)	685,536
	New York Liberty Development Corp., 4 World Trade Center Project (RB)
600,000	5.00%, 11/15/21 (c)	678,900
1,050,000	5.75%, 11/15/21 (c)	1,237,603
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	565,470
450,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 04/01/21 (c)	522,585
	New York State Dormitory Authority, Series A (RB)
300,000	5.00%, 03/15/23 (c)	345,024
135,000	5.00%, 03/15/24 (c)	159,216
400,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/21 (c)	458,080
300,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/22 (c)	343,275
	Port Authority of New York & New Jersey, Series 171 (RB)
50,000	4.00%, 01/15/22 (c)	53,693
15,000	4.50%, 01/15/22 (c)	16,588
25,000	Port Authority of New York & New Jersey, Series 184 (RB) 5.00%, 09/01/24 (c)	29,106
635,000	Triborough Bridge and Tunnel Authority, Series A (RB) 4.00%, 11/15/22 (c)	675,697
		13,077,453
North Carolina: 1.5%
380,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB) 5.25%, 01/15/21 (c)	429,309
	North Carolina Medical Care Commission, Series B (RB)
650,000	4.00%, 12/01/22 (c)	677,183
250,000	5.00%, 12/01/22 (c)	286,970
370,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	399,078
		1,792,540
Ohio: 3.8%
400,000	Akron, Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	439,880
85,000	American Municipal Power Inc (RB) 5.00%, 02/15/24 (c)	97,186
500,000	Butler County, Ohio Hospital Facilities Revenue (RB) 5.50%, 11/01/20 (c)	575,880
500,000	Clermont County Port Authority (RB) 4.25%, 12/01/25 (c)	518,705
1,150,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,338,933
	Ohio Higher Educational Facility Commission, Series A (RB)
60,000	4.00%, 01/01/22 (c)	63,360
900,000	5.00%, 01/01/22 (c)	1,023,435
350,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	381,899
		4,439,278
Oregon: 1.3%
650,000	Portland, Oregon Sewer System, Second Lien, Series B (RB) 4.00%, 10/01/24 (c)	687,024
700,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	818,923
		1,505,947
Pennsylvania: 5.3%
	Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB)
50,000	5.00%, 05/01/22 (c)	54,464
55,000	5.00%, 05/01/22 (c)	60,430
500,000	City of Philadelphia PA (GO) 4.00%, 08/01/25 (c)	527,910
85,000	Commonwealth of Pennsylvania (GO) 4.00%, 06/15/24 (c)	91,638
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
320,000	4.00%, 06/01/22 (c)	327,354
270,000	5.00%, 06/01/22 (c)	294,718
400,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	452,948
400,000	Monroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	440,900
725,000	Pennsylvania Economic Development Financing Authority (RB) 6.00%, 01/01/24 (c)	872,610
400,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	423,904
	Pennsylvania Turnpike Commission (RB)
500,000	5.00%, 12/01/22 (c)	552,205
500,000	5.00%, 12/01/25 (c)	561,890
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue, Series A (RB) 6.00%, 12/01/20 (c)	5,969
500,000	Philadelphia Authority for Industrial Development (RB) 5.00%, 04/01/25 (c)	568,400
500,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	579,230
250,000	Westmoreland County, Municipal Authority (RB) 5.00%, 08/15/23 (c)	287,485
		6,102,055
South Carolina: 2.5%
225,000	Greenville Health System (RB) 5.00%, 05/01/24 (c)	252,574
	South Carolina State Public Service Authority (RB)
500,000	4.00%, 12/01/24 (c)	517,670
500,000	4.00%, 06/01/25 (c)	518,520
500,000	5.00%, 06/01/25 (c)	557,960
75,000	South Carolina State Public Service Authority, Series C (RB) 5.00%, 12/01/21 (c)	86,381
500,000	South Carolina State Public Service Authority, Series E (RB) 5.50%, 12/01/23 (c)	567,930
400,000	South Carolina Transportation Infrastructure Bank, Series B (RB) 3.63%, 10/01/22 (c)	412,540
		2,913,575
Tennessee: 0.3%
100,000	Chattanooga Health Educational & Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	112,025
250,000	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB) 5.00%, 10/01/24 (c)	281,780
		393,805
Texas: 6.5%
50,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 01/01/23 (c)	56,199
250,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	287,192
225,000	City Public Service Board of San Antonio, Texas (RB) 5.00%, 02/01/24 (c)	256,433
500,000	Dallas, Texas Fort Worth International Airport (RB) 5.00%, 11/01/20 (c)	564,895
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	205,468
525,000	Houston, Texas Combine Utility System, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	604,711
900,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	1,020,087
	Lower Colorado River Authority, Transmission Services Corporation Project (RB)
580,000	4.00%, 05/15/22 (c)	602,846
505,000	4.00%, 05/15/22 (c)	529,275
800,000	North Texas Tollway Authority (RB) 5.00%, 01/01/23 (c)	909,336
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	337,953
330,000	Tarrant County Cultural Education Facilities Finance Corp (RB) 5.00%, 05/15/23 (c)	373,570
200,000	Tarrant County Cultural Education Facilities Finance Corp, Series A (RB) 4.00%, 05/15/23 (c)	205,464
1,150,000	Texas Transportation Commission, Series A (RB) 5.00%, 08/15/22 (c)	1,292,059
250,000	Texas Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	288,202
		7,533,690
Utah: 0.7%
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	262,830
500,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/22 (c)	513,855
		776,685
Virginia: 1.5%
500,000	Virginia College Building Authority, Liberty University Projects (RB) 5.00%, 03/01/20 (c)	570,455
650,000	Virginia Commonwealth University Health System Authority (RB) 4.75%, 07/01/21 (c)	699,679
500,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	517,385
		1,787,519
Washington: 2.4%
500,000	Central Puget Sound Regional Transit Authority (RB) 5.00%, 11/01/25 (c)	602,215
305,000	Energy Northwest Columbia Generating Station, Series A (RB) 4.00%, 07/01/25 (c)	326,222
575,000	King County, Washington Sewer Revenue (RB) 5.00%, 01/01/22 (c)	650,147
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	811,783
390,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	421,606
		2,811,973
Wisconsin: 1.2%
780,000	University of Wisconsin Hospitals & Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	795,062
550,000	Wisconsin Health & Educational Facilities Authority (RB) 4.00%, 08/15/23 (c)	575,113
		1,370,175
Total Municipal Bonds (Cost: $109,187,572)		114,569,372

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $458,646)
458,646	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	458,646
Total Investments: 99.2% (Cost: $109,646,218)		115,028,018
Other assets less liabilities: 0.8%		923,379
NET ASSETS: 100.0%		$115,951,397

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
ST	Special Tax

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	8.5%	$9,728,239
Health Care	24.2	27,865,098
Industrial Revenue	4.2	4,809,754
Leasing	4.6	5,319,417
Local	7.8	8,970,953
Power	7.8	9,024,909
Special Tax	8.2	9,477,571
State	10.5	12,059,096
Tobacco	0.5	573,365
Transportation	12.7	14,580,441
Water & Sewer	10.6	12,160,529
Money Market Fund	0.4	458,646
	100.0%	$115,028,018

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$114,569,372	$—	$114,569,372
Money Market Fund	458,646	—	—	458,646
Total	$458,646	$114,569,372	$—	$115,028,018

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.2%
Alabama: 0.9%
$170,000	Alabama Public School & College Authority (RB) 5.00%, 12/01/17 (c)	$183,445
Arizona: 0.6%
100,000	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB) 5.00%, 10/01/18 (c)	110,784
California: 8.2%
275,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	313,687
105,000	California State Public Works Board, Various University of California Projects, Series B (RB) 5.00%, 06/01/18	115,406
140,000	California State Public Works Board, Various University of California Projects, Series E (RB) 5.00%, 04/01/19 (c)	158,410
175,000	City of Los Angeles, Department of Airports, Series C (RB) 5.25%, 05/15/18 (c)	192,624
225,000	Clovis California Unified School District, Series A (GO) 3.95%, 08/01/19 ^	217,519
230,000	Foothill Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	221,113
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	412,195
		1,630,954
Florida: 4.0%
150,000	Brevard County Health Facilities Authority (RB) 7.00%, 04/01/19 (c)	178,037
105,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	117,765
220,000	Miami-Dade County, Florida School Baord Foundation, Inc., Series A (CP) (AGO) 5.25%, 02/01/19 (c)	248,142
225,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	246,483
		790,427
Georgia: 1.0%
175,000	Georgia State, Series G (GO) 5.00%, 12/01/17 (c)	188,841
Hawaii: 0.8%
155,000	State of Hawaii, Series DJ (GO) (AMBAC) 5.00%, 04/01/17 (c)	163,009
Idaho: 0.8%
145,000	Idaho Housing & Finance Association, Federal Highway Trust Fund, Series A (RB) (AGO)
	5.25%, 07/15/18 (c)	160,586
Illinois: 7.9%
	Illinois Finance Authority, The University of Chicago, Series B (RB)
25,000	5.50%, 07/01/18 (c)	27,730
325,000	5.50%, 07/01/18 (c)	360,493
500,000	5.50%, 07/01/18 (c)	554,605
550,000	5.75%, 07/01/18 (c)	613,338
		1,556,166
Kentucky: 1.3%
240,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	265,541
Maryland: 8.6%
	County of Montgomery, Public Improvement, Series A (GO)
370,000	5.00%, 07/01/19 (c)	421,382
110,000	5.00%, 07/01/19 (c)	125,276
400,000	State of Maryland, Second Series A (GO)
	5.00%, 08/15/17 (c)	426,760
	State of Maryland, Second Series B (GO)
340,000	5.00%, 08/01/19 (c)	387,597
290,000	5.00%, 08/15/19 (c)	331,041
		1,692,056
Massachusetts: 5.1%
500,000	Massachusetts Bay Transportation Authority, Series C (RB) 5.00%, 07/01/18 (c)	550,550
175,000	Massachusetts State Water Resources Authority, Series A (RB)
	6.50%, 07/15/19	190,703
250,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Series 13 (RB) 5.00%, 08/01/17 (c)	266,495
		1,007,748
Michigan: 0.3%
55,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series V (RB) 8.00%, 09/01/18 (c)	64,959
Minnesota: 0.6%
100,000	City of St. Louis Park, Health Care Facilities, Series A (RB) 5.50%, 07/01/18 (c)	111,048
Mississippi: 2.6%
470,000	Mississippi Development Bank (RB) (AGM) 5.38%, 04/01/18 (c)	515,228
Missouri: 1.1%
205,000	Curators of the University of Missouri System Facilities, Series A (RB) 5.00%, 11/01/17 (c)	220,367
Nebraska: 1.0%
175,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/18 (c)	189,154
New Mexico: 1.5%
270,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 6.13%, 08/01/18 (c)	304,579
New York: 5.5%
175,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	197,540
245,000	New York State Dormitory Authority, Series A (RB) 5.50%, 05/01/19 (c)	280,868
75,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 05/15/18 (c)	82,005
425,000	Triborough Bridge & Tunnel Authority, Series B (RB) 5.50%, 01/01/22 (c)	520,701
		1,081,114
North Carolina: 4.0%
	North Carolina Eastern Municipal Power Agency (RB)
305,000	5.00%, 01/01/19 (c)	341,786
380,000	5.25%, 01/01/18 (c)	412,156
25,000	North Carolina Infrastructure Finance Corp., Series A (CP) (AGM) 5.00%, 05/01/17 (c)	26,378
		780,320
Oklahoma: 1.6%
295,000	Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) 5.88%, 01/01/18 (c)	323,453
Oregon: 5.5%
175,000	North Clackamas School District No. 12, Series B (GO) (AGM) (SBG) 5.00%, 06/15/17 (c)	185,661
330,000	Oregon State Lottery (RB) 5.00%, 04/01/19 (c)	371,738
130,000	Oregon State, Department of Administrative Services Lottery, Series A (RB) 5.00%, 04/01/19 (c)	146,442
20,000	Redmond School District No. 2J, Deschutes and Jefferson Counties, Series A (GO) (SBG) 5.50%, 06/15/18 (c)	22,199
320,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	361,904
		1,087,944
Pennsylvania: 2.7%
10,000	Central Bucks, Pennsylvania School District (GO) (SAW) 5.00%, 05/15/18 (c)	10,951
300,000	Commonwealth of Pennsylvania, Series A (GO) 5.00%, 11/01/17 (c)	322,488
175,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	200,006
		533,445
Puerto Rico: 1.4%
235,000	Puerto Rico Highways & Transportation Authority (RB) (NATL) 5.50%, 07/01/19	270,546
Texas: 14.3%
400,000	Conroe Independent School District, Series A (GO) 5.75%, 02/15/18 (c)	440,368
300,000	Dallas Independent School District (GO) 6.25%, 02/15/18 (c)	332,973
900,000	Fort Worth Independent School District (GO) 5.00%, 02/15/18 (c)	976,275
300,000	Keller Independent School District/TX (GO) 5.25%, 02/15/19 (c)	339,348
200,000	Keller, Texas Independent School District (GO) 5.50%, 02/15/19 (c)	227,726
475,000	North Texas Tollway Authority, Second Tier, Series F (RB) 5.75%, 01/01/18 (c)	519,693
		2,836,383
Utah: 3.5%
180,000	State of Utah (GO) 5.00%, 07/01/18 (c)	198,198
200,000	State of Utah, Series A (GO) 5.00%, 07/01/18 (c)	220,220
250,000	Utah Transit Authority (RB) (AGM) 5.00%, 06/15/18 (c)	274,565
		692,983
Virginia: 2.9%
495,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	575,279
Washington: 7.5%
250,000	City of Seattle, Washington Solid Waste Revenue (RB) (NATL) 5.00%, 02/01/17 (c)	261,172
250,000	City of Seattle, Washington Water System Improvement Revenue (RB) 5.00%, 02/01/18 (c)	271,045
50,000	Washington State Various Purpose, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 01/01/18 (c)	54,044
465,000	Washington State Various Purpose, Series A (GO) 5.00%, 07/01/17 (c)	493,774
	Washington State Various Purpose, Series C (GO)
175,000	5.00%, 01/01/18 (c)	189,154
205,000	5.00%, 01/01/18 (c)	221,580
		1,490,769
Wisconsin: 3.0%
250,000	Wisconsin Department of Transportation (RB) 5.00%, 07/01/19 (c)	284,265
285,000	Wisconsin Department of Transportation, Series A (RB) 5.00%, 07/01/18 (c)	313,454
		597,719
Total Municipal Bonds (Cost: $19,239,822)		19,424,847

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $143,514)
143,514	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	143,514
Total Investments: 98.9% (Cost: $19,383,336)		19,568,361
Other assets less liabilities: 1.1%		216,432
NET ASSETS: 100.0%		$19,784,793

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	11.0%	$2,159,984
Health Care	6.8	1,322,797
Leasing	6.2	1,207,014
Local	19.5	3,814,906
Power	6.5	1,266,549
Solid Waste/Resource Recovery	1.3	261,172
Special Tax	7.9	1,540,835
State	17.9	3,510,393
Transportation	17.9	3,502,170
Water & Sewer	4.3	839,027
Money Market Fund	0.7	143,514
	100.0%	$19,568,361

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$19,424,847	$—	$19,424,847
Money Market Fund	143,514	—	—	143,514
Total	$143,514	$19,424,847	$—	$19,568,361

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.5%
Alabama: 0.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 02/29/16 (c)	$150,596
150,000	6.45%, 02/29/16 (c)	150,596
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	64,457
		365,649
Arizona: 3.7%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
300,000	5.00%, 02/01/20	341,061
250,000	5.00%, 02/01/21	290,645
1,055,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 10/01/16 (c)	1,064,432
250,000	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB) 3.75%, 07/01/24	253,420
	Industrial Development Authority of the City of Phoenix, Series A (RB)
500,000	3.00%, 07/01/20	507,235
500,000	4.00%, 07/01/25	528,105
550,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	588,962
10,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	10,873
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	76,447
50,000	5.25%, 12/01/23	60,430
65,000	5.25%, 12/01/24	78,964
		3,800,574
California: 7.3%
	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
155,000	1.88%, 10/01/18 ^	146,734
160,000	1.97%, 10/01/17 ^	155,256
50,000	2.51%, 10/01/20 ^	44,800
280,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.00%, 02/29/16 (c)	280,020
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	510,590
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	161,960
300,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	314,676
25,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	26,626
600,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	710,076
750,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	787,950
250,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	271,222
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	689,640
400,000	Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.00%, 06/01/17	421,372
	Inland Empire Tobacco Securitization Authority, Series A (RB)
135,000	4.63%, 06/01/17 (c)	134,519
580,000	5.00%, 06/01/17 (c)	584,408
250,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	283,115
50,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	55,291
100,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	110,385
15,000	Oakland Unified School District, Series A (GO) 6.25%, 08/01/19	17,590
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	589,615
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	117,388
	San Jose Redevelopment Agency, Series D (AMBAC) (TA)
100,000	5.00%, 08/01/17 (c)	105,413
20,000	5.00%, 08/01/17 (c)	21,174
155,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	171,252
745,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	752,182
		7,463,254
Colorado: 0.2%
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 02/29/16 (c)	250,182
Connecticut: 0.8%
150,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 02/29/16 (c)	150,138
200,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	222,774
	Mohegan Tribe of Indians of Connecticut, Gamimg Authority, Series C (RB)
250,000	5.25%, 02/01/22	249,237
250,000	5.50%, 02/01/23	249,282
		871,431
Florida: 2.7%
200,000	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	207,696
500,000	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB) 5.00%, 06/15/25	510,850
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	290,860
250,000	5.00%, 10/01/24	292,660
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	253,837
250,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series B (RB) 6.25%, 06/01/23	265,335
750,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	784,282
200,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	219,228
		2,824,748
Georgia: 1.3%
750,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	820,365
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	507,215
		1,327,580
Guam: 1.3%
	A. B. Won Pat International Airport Authority, Series C (RB)
45,000	5.00%, 10/01/17	47,704
750,000	5.00%, 10/01/21	856,215
365,000	Government of Guam, Series A (GO) 6.00%, 11/15/19	398,905
		1,302,824
Hawaii: 0.2%
160,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 02/29/16 (c)	160,670
Idaho: 0.7%
500,000	Idaho Health Facilities Authority, Series B-1 (RB) 6.50%, 02/19/16 (c)	500,665
200,000	Idaho Health Facilities Authority, Series B-2 (RB) 6.00%, 02/19/16 (c)	200,222
		700,887
Illinois: 8.4%
275,000	Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/19	278,666
	Chicago Board of Education, Series B (GO) (AMBAC)
65,000	5.00%, 02/29/16 (c)	63,330
60,000	5.00%, 12/01/18	59,980
	Chicago Board of Education, Series C (GO)
110,000	4.25%, 12/01/18	105,053
90,000	5.00%, 12/01/17	90,071
500,000	5.00%, 12/01/18 (c)	470,285
	Chicago Board of Education, Series F (GO)
90,000	5.00%, 12/01/18	87,683
250,000	5.00%, 12/01/19	239,075
345,000	5.00%, 12/01/20	324,497
950,000	City of Chicago, Series A (GO) 5.00%, 01/01/18 (c)	977,863
340,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	351,618
150,000	City of Chicago, Series B (GO) 5.00%, 01/01/20	157,593
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 04/01/16 (c)	60,279
70,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.00%, 02/19/16 (c)	52,547
135,000	Illinois Finance Authority, Peace Village, Series (RB) 5.25%, 08/15/23	141,757
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	55,965
1,000,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	1,164,150
	Illinois Railsplitter Tobacco Settlement Authority (RB)
95,000	5.00%, 06/01/17	100,076
700,000	5.00%, 06/01/18	760,193
590,000	5.00%, 06/01/19	656,977
100,000	5.13%, 06/01/19	111,757
625,000	5.25%, 06/01/20	717,462
40,000	5.25%, 06/01/21	46,891
100,000	5.38%, 06/01/21	117,859
1,020,000	5.50%, 06/01/21 (c)	1,205,762
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
40,000	5.00%, 06/15/22 (c)	45,624
35,000	5.00%, 12/15/22	40,536
	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB)
85,000	1.22%, 06/15/17 ^	83,034
40,000	1.95%, 06/15/18 ^	38,249
		8,604,832
Indiana: 0.6%
265,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	186,422
385,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series B (RB) 5.00%, 01/01/17 (c)	399,576
		585,998
Iowa: 4.9%
410,000	City of Coralville, Marriott Hotel and Convention Center, Series D (CP) 5.25%, 06/01/16 (c)	411,636
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
2,655,000	5.00%, 12/01/19	2,779,891
750,000	5.50%, 12/01/18 (c)	789,802
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
600,000	2.50%, 10/01/20	590,112
500,000	4.00%, 10/01/25	495,235
		5,066,676
Kansas: 0.1%
105,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 01/01/17 (c)	107,533
Kentucky: 1.0%
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	11,173
925,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.00%, 07/01/17	972,961
		984,134
Louisiana: 5.5%
	City of New Orleans, Louisiana Sewerage Service (RB)
500,000	5.00%, 06/01/18	543,360
725,000	5.00%, 06/01/19	812,580
670,000	5.00%, 06/01/20	770,929
20,000	5.00%, 06/01/22	23,798
600,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series A (RB) 5.50%, 11/15/25	618,570
70,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.25%, 12/01/19	76,249
500,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d)	410,265
750,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d)	615,360
710,000	Parish of St. Charles, Valero Project, Series (RB) 4.00%, 06/01/22 (p)	767,198
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	258,787
650,000	5.00%, 05/15/21	741,682
		5,638,778
Maine: 0.3%
	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB)
90,000	5.00%, 07/01/19	96,670
155,000	5.00%, 07/01/20	168,048
		264,718
Maryland: 2.4%
500,000	City of Westminster, The Lutheran Village at Millers Grant, Inc. (RB) 4.88%, 07/01/23	542,485
250,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	239,377
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
200,000	5.00%, 07/01/19	224,896
750,000	5.00%, 07/01/24	913,005
	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
110,000	5.25%, 09/01/16 (c)	112,028
210,000	5.25%, 09/01/16 (c)	214,364
220,000	5.25%, 09/01/16 (c)	225,320
		2,471,475
Massachusetts: 0.2%
130,000	Massachusetts Development Finance Agency (RB) 5.00%, 07/01/22 (c)	159,853
75,000	Massachusetts Health & Educational Facilities Authority, Series G (RB) 5.00%, 07/01/20 (c)	85,475
		245,328
Michigan: 3.0%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	57,354
750,000	Michigan Finance Authority, Water Supply System, Series D-4 (RB) 5.00%, 07/01/17	793,672
900,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 02/29/16 (c)	891,576
500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	511,625
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
790,000	5.13%, 06/01/17 (c)	731,595
85,000	5.25%, 06/01/17 (c)	79,258
		3,065,080
Minnesota: 0.6%
355,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	371,302
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	269,105
		640,407
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 02/24/16 (c)	20,249
Missouri: 0.7%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	508,680
140,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 02/29/16 (c)	140,437
115,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 02/29/16 (c)	116,168
		765,285
New Hampshire: 0.0%
15,000	New Hampshire Higher Educational and Health Facilities Authority, Franklin Pierce College (RB) (ACA) 5.25%, 02/29/16 (c)	14,719
New Jersey: 6.9%
75,000	City of Atlantic City, New Jersey, Series (GO) 5.00%, 12/01/20	65,661
85,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	81,585
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	846,307
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	84,141
750,000	5.00%, 06/15/17	780,375
600,000	5.00%, 06/15/19	650,352
150,000	5.00%, 06/15/22 (c)	166,347
165,000	5.00%, 06/15/22	185,006
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
230,000	4.88%, 09/15/19	247,696
225,000	5.13%, 08/20/22 (c)	246,899
500,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	516,340
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	431,584
795,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	868,029
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
1,290,000	4.50%, 06/01/17 (c)	1,306,873
75,000	5.00%, 06/01/17 (c)	78,305
	Tobacco Settlement Financing Corp., Series 1A (RB)
500,000	5.00%, 06/01/17 (c)	525,150
40,000	5.00%, 06/01/17	42,148
		7,122,798
New Mexico: 1.4%
705,000	County of Otero, Jail Project (CP) 5.75%, 10/01/16 (c)	718,712
150,000	Otero County, New Mexico Jail Project Revenue (CP) 6.00%, 10/01/16 (c)	153,095
585,000	Winrock Town Center Tax Increment Development District No 1 (TA) 5.25%, 05/01/20 (c)	604,884
		1,476,691
New York: 7.1%
750,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	771,765
400,000	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB) 4.75%, 01/01/20	397,732
545,000	New York City Industrial Development Agency, Civic Facility, Series A (RB) 5.00%, 12/01/16 (c)	558,887
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 01/01/17 (c)	25,926
100,000	5.00%, 01/01/17 (c)	103,720
65,000	5.00%, 01/01/17 (c)	67,436
205,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	232,195
	New York Dormitory Authority, Pace University, Series A (RB)
250,000	4.00%, 05/01/22	270,945
45,000	5.00%, 05/01/19	48,923
250,000	5.00%, 05/01/21	280,925
165,000	5.00%, 05/01/23	185,879
135,000	New York Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	147,691
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 02/01/18 (c)	53,131
750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	752,317
	New York Transportation Development Corp., Special Facility Revenue, Series (RB)
250,000	5.00%, 01/01/21	289,860
250,000	5.00%, 01/01/22	295,127
520,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	589,129
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB)
495,000	5.00%, 07/01/18	539,565
25,000	5.00%, 07/01/21 (c)	28,402
	Town of Oyster Bay, New York Public Improvement (GO)
35,000	3.00%, 08/15/17 (c)	35,467
55,000	3.00%, 08/15/17 (c)	55,485
50,000	3.00%, 08/15/17 (c)	50,805
175,000	3.00%, 08/15/17	180,122
605,000	3.00%, 08/15/17 (c)	617,959
70,000	TSASC, Inc., Tobacco Settlement, Series 1 (RB) 4.75%, 06/01/16 (c)	70,552
575,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	647,329
		7,297,274
Ohio: 6.1%
70,000	Buckeye Tobacco Settlement Financing Authority, Series A-1 (RB) 5.00%, 06/01/17	73,750
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
2,250,000	5.13%, 06/01/17 (c)	2,057,287
775,000	5.38%, 06/01/17 (c)	719,533
340,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	352,492
	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC)
50,000	5.00%, 01/01/17 (c)	51,860
90,000	5.25%, 01/01/21	105,130
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	51,894
135,000	5.00%, 02/15/20	146,736
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	6,501
935,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	967,276
240,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	265,543
210,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	232,279
650,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	698,535
530,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	553,532
		6,282,348
Oregon: 0.2%
225,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	241,396
Pennsylvania: 6.8%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
100,000	6.50%, 05/01/17	91,036
225,000	6.75%, 11/01/19 (c)	146,277
750,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	771,855
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	155,277
500,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	506,040
610,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	617,747
500,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	520,020
150,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	173,013
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
830,000	5.00%, 06/30/19	920,312
250,000	5.00%, 12/31/19	280,582
250,000	5.00%, 12/31/20	285,792
250,000	5.00%, 12/31/21	290,250
250,000	5.00%, 12/31/23	295,785
750,000	5.00%, 12/31/24	890,370
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	161,213
500,000	Philadelphia Hospital and Higher Education Facilities Authority, Series A (RB) 5.00%, 07/01/17	522,475
	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB)
100,000	5.00%, 07/01/17 (c)	102,880
240,000	5.00%, 07/01/17	248,030
		6,978,954
Puerto Rico: 4.3%
150,000	Commonwealth of Puerto Rico, Public Improvement (GO) 22.53%, 07/01/17 ^	110,394
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
375,000	4.00%, 07/01/21	232,500
45,000	5.00%, 07/01/16 (c)	28,620
35,000	5.00%, 07/01/16 (c)	22,514
25,000	5.00%, 07/01/17 (c)	15,900
50,000	5.00%, 07/01/17 (c)	31,563
120,000	5.00%, 07/01/17 (c)	77,190
70,000	5.00%, 07/01/17 (c)	44,275
790,000	5.00%, 07/01/18 (c)	501,650
70,000	5.00%, 07/01/20	44,450
150,000	5.25%, 02/29/16 (c)	95,063
125,000	5.25%, 07/01/16 (c)	78,906
80,000	5.25%, 07/01/16 (c)	50,600
30,000	5.50%, 07/01/17	20,565
50,000	5.50%, 07/01/17	34,275
25,000	5.50%, 07/01/17	21,953
65,000	5.50%, 07/01/18	42,299
50,000	5.50%, 07/01/18 (c)	31,875
65,000	5.50%, 07/01/18	42,299
40,000	5.50%, 07/01/19	32,348
150,000	5.50%, 07/01/19	96,525
70,000	5.50%, 07/01/21	53,900
100,000	5.50%, 07/01/22	76,000
	Commonwealth of Puerto Rico, Public Improvement, Series D (GO)
105,000	4.25%, 07/01/16 (c)	65,993
10,000	5.00%, 07/01/16 (c)	6,360
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
100,000	4.13%, 07/01/16 (c)	50,500
100,000	4.75%, 07/01/16 (c)	50,500
10,000	5.00%, 07/01/16 (c)	9,899
60,000	Puerto Rico Electric Power Authority, Series JJ (RB) (XLCA)
	5.38%, 07/01/17	57,198
	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA)
45,000	5.50%, 07/01/17	43,006
95,000	5.50%, 07/01/18	90,355
	Puerto Rico Electric Power Authority, Series TT (RB)
20,000	4.20%, 07/01/17 (c)	12,045
15,000	5.00%, 07/01/17 (c)	9,048
	Puerto Rico Electric Power Authority, Series ZZ (RB)
180,000	5.00%, 07/01/18	108,578
50,000	5.00%, 07/01/19	30,113
95,000	Puerto Rico Highways & Transportation Authority, Series BB (RB) (AMBAC)
	5.25%, 07/01/17	96,338
100,000	Puerto Rico Highways & Transportation Authority, Series K (RB)
	5.00%, 02/29/16 (c)	20,750
	Puerto Rico Highways and Transportation Authority (RB)
140,000	5.00%, 07/01/16 (c)	28,350
405,000	5.75%, 02/29/16 (c)	171,113
	Puerto Rico Highways and Transportation Authority, Series A (RB) (AMBAC)
200,000	5.22%, 07/01/17 ^	185,132
100,000	5.25%, 07/01/18 ^	87,429
	Puerto Rico Highways and Transportation Authority, Series K (RB)
75,000	5.00%, 02/29/16 (c)	16,150
95,000	5.00%, 02/29/16 (c)	20,929
	Puerto Rico Highways and Transportation Authority, Series M (RB)
100,000	4.00%, 07/01/17	22,520
10,000	4.13%, 07/01/17 (c)	2,153
100,000	5.00%, 07/01/17 (c)	21,250
40,000	Puerto Rico Highways and Transportation Authority, Series N (RB)
	5.50%, 07/01/21	8,300
75,000	Puerto Rico Infrastructure Financing Authority, Series C (RB) (FGIC)
	5.50%, 07/01/20	31,688
70,000	Puerto Rico Public Buildings Authority, Series F (RB) (COMWLTH GTD)
	5.25%, 07/01/19	43,376
360,000	Puerto Rico Public Buildings Authority, Series H (RB) (AMBAC) (COMWLTH GTD)
	5.50%, 07/01/18	366,073
65,000	Puerto Rico Public Buildings Authority, Series M (RB) (COMWLTH GTD)
	5.50%, 07/01/19	40,602
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
40,000	5.25%, 07/01/17	26,218
65,000	5.50%, 07/01/17 (c)	40,602
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
35,000	5.75%, 07/01/18	22,118
70,000	6.00%, 07/01/19 (c)	43,663
40,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD) 5.13%, 02/29/16 (c)	23,685
35,000	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD) 5.00%, 07/01/20	21,306
65,000	Puerto Rico Sales Tax Financing Corp. (RB) 5.00%, 08/01/18	31,483
65,000	Puerto Rico Sales Tax Financing Corp., First Subordinate Series A (RB) 4.75%, 02/01/20 (c)	26,569
75,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 4.25%, 08/01/17	40,436
200,000	Puerto Rico Sales Tax Financing Corp., Senior Series C (RB) 5.00%, 08/01/21 (c)	127,500
175,000	Puerto Rico Sales Tax Financing Corp., Subseries A (RB) 4.63%, 08/01/19	79,091
	University of Puerto Rico, Series P (RB)
70,000	5.00%, 06/01/16 (c)	30,100
175,000	5.00%, 06/01/16 (c)	73,500
250,000	5.00%, 06/01/16 (c)	110,000
375,000	5.00%, 06/01/16 (c)	168,919
40,000	5.00%, 06/01/16 (c)	17,939
195,000	University of Puerto Rico, Series Q (RB) 5.00%, 06/01/16 (c)	91,709
		4,456,250
Rhode Island: 1.6%
	Tobacco Settlement Financing Corp., Series A (RB)
1,050,000	4.00%, 06/01/17	1,087,747
500,000	5.00%, 06/01/20	565,870
		1,653,617
South Carolina: 0.4%
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	371,659
South Dakota: 0.2%
250,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	253,345
Tennessee: 0.4%
	Clarksville Natural Gas Acquisition Corp. (RB)
50,000	5.00%, 12/15/17	53,554
200,000	5.00%, 12/15/19	225,314
25,000	5.00%, 12/15/21	29,177
85,000	Johnson City Health & Educational Facilities Board (RB) 5.38%, 07/01/20 (c)	95,371
		403,416
Texas: 9.5%
300,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	366,855
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
750,000	4.50%, 07/01/20	804,480
1,000,000	4.75%, 07/01/24	1,119,750
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	547,030
250,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	258,272
500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	526,830
250,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	254,125
750,000	Love Field Airport Modernization Corp., Southwest Airline Co. (RB) 5.00%, 11/01/18	819,667
20,000	Maverick County Public Facility Corp., Series A-1 (RB) 6.25%, 08/01/17 (c) (d) §	3,000
	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB)
250,000	5.00%, 07/01/23	281,935
250,000	5.00%, 07/01/24	281,770
350,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	363,982
500,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	587,800
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
75,000	5.25%, 12/15/18	83,040
20,000	5.25%, 12/15/19	22,710
375,000	5.25%, 12/15/21	442,822
230,000	5.25%, 12/15/22	274,636
15,000	5.25%, 12/15/23	18,036
50,000	5.25%, 12/15/24	60,607
35,000	5.25%, 12/15/25	42,650
160,000	5.63%, 12/15/17	169,738
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
20,000	5.00%, 12/15/18	21,986
1,000,000	5.00%, 12/15/21	1,169,490
100,000	5.00%, 12/15/22 (c)	117,682
750,000	5.00%, 12/15/22	888,390
200,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	217,820
		9,745,103
Vermont: 0.2%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	172,418
Virgin Islands: 2.2%
	Virgin Islands Public Finance Authority, Series A (RB)
800,000	5.00%, 10/01/20	892,976
85,000	6.75%, 10/01/19	93,687
400,000	Virgin Islands Public Finance Authority, Series B (RB) 5.00%, 10/01/19	446,352
750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	827,775
		2,260,790
Virginia: 0.6%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,652
570,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	585,829
		611,481
Washington: 0.9%
335,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	335,422
450,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series B-1 (RB) 5.88%, 02/19/16 (c)	450,675
100,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.25%, 01/01/17	102,086
		888,183
West Virginia: 0.6%
500,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB) 1.63%, 10/01/18 (p)	501,880
65,000	West Virginia Hospital Finance Authority, Thomas health System, Inc. (RB) 6.25%, 10/01/18 (c)	69,535
		571,415
Wisconsin: 2.9%
900,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	973,890
750,000	Public Finance Authority, Rose Villa Project, Series B-1 (RB) 4.50%, 02/19/16 (c)	751,342
500,000	Public Finance Authority, Roseman University of Health Project (RB) 5.00%, 04/01/25	524,030
480,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, Series A (RB) 7.00%, 06/01/20	545,429
210,000	Wisconsin State Health and Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	215,225
		3,009,916
Total Municipal Bonds (Cost: $101,507,670)		101,340,065

Number of Shares
MONEY MARKET FUND: 0.6% (Cost: $622,572)
622,572	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	622,572
Total Investments: 99.1% (Cost: $102,130,242)		101,962,637
Other assets less liabilities: 0.9%		881,349
NET ASSETS: 100.0%		$102,843,986

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
§	Illiquid Security – the aggregate value of illiquid securities is $3,000 which represents 0.0% of net assets

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	8.2%	$8,353,502
Health Care	20.1	20,493,819
Industrial Revenue	37.6	38,355,695
Leasing	1.9	1,951,585
Local	4.2	4,310,388
Power	3.2	3,306,943
Solid Waste/Resource Recovery	1.9	1,917,201
Special Tax	8.8	8,933,639
State	2.2	2,256,922
Transportation	8.3	8,458,678
Water & Sewer	3.0	3,001,693
Money Market Fund	0.6	622,572
	100.0%	$101,962,637

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$101,340,065	$—	$101,340,065
Money Market Fund	622,572	—	—	622,572
Total	$622,572	$101,340,065	$—	$101,962,637

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2016 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.5%
Alabama: 0.4%
$950,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/19	$1,080,340
100,000	Alabama Public School and College Authority, Series B (RB) 5.00%, 03/01/19	112,352
		1,192,692
Alaska: 0.0%
55,000	State of Alaska, Series A (GO) 4.00%, 08/01/17	57,753
Arizona: 1.6%
630,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/19	710,501
75,000	Arizona Transportation Board, Grant Anticipation, Series A (RB) 5.00%, 07/01/18	82,412
	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB)
75,000	4.00%, 07/01/18	80,682
865,000	5.00%, 07/01/17	919,028
50,000	5.00%, 07/01/19	56,835
115,000	5.00%, 07/01/21	137,894
250,000	City of Chandler (GO) 4.00%, 07/01/21	288,267
750,000	City of Phoenix, Civic Improvement Corp., Junior Lien (RB) 5.00%, 07/01/21	901,492
590,000	City of Scottsdale (GO) 3.00%, 07/01/18	620,786
	Maricopa County Community College District, Series D (GO)
255,000	3.00%, 07/01/18	268,056
100,000	4.00%, 07/01/19	110,248
		4,176,201
Arkansas: 0.5%
	State of Arkansas, Federal Highway Grant Anticipation (GO)
125,000	5.00%, 04/01/18	136,451
1,000,000	5.00%, 04/01/18	1,091,610
75,000	5.00%, 10/01/18	83,319
		1,311,380
California: 15.2%
1,000,000	Bay Area Toll Authority, Toll Bridge Revenue, Series B (RB) 1.50%, 10/01/17 (c) (p)	1,008,710
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.87%, 10/01/18 (c) (p)	2,292,030
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	512,575
80,000	Bay Area Toll Authority, Toll Bridge Revenue, Series F-1 (RB) 5.00%, 04/01/19	90,547
200,000	Bay Area Water Supply and Conservation Agency, Series A (RB) 4.00%, 10/01/17	211,290
	California Health Facilities Financing Authority, Catholic Healthcare West, Series A (RB)
50,000	5.00%, 03/01/19	56,063
800,000	5.00%, 03/01/21	943,904
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	828,936
	California State Department of Water Resources, Central Valley Project, Series AM (RB)
315,000	4.00%, 12/01/18	343,775
250,000	5.00%, 12/01/18	279,820
500,000	California State Department of Water Resources, Power Supply Revenue, Series N (RB) 5.00%, 05/01/20	584,720
50,000	California State Public Works Board, Department of Correction and Rehabilitation, Series A (RB) 4.00%, 09/01/17	52,641
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	99,968
	California State Public Works Board, Department of State Hospital, Series E (RB)
70,000	5.00%, 06/01/19	79,363
310,000	5.00%, 06/01/20	361,956
700,000	5.00%, 06/01/21	838,075
520,000	California State Public Works Board, Series E (RB) 4.00%, 06/01/17	542,563
50,000	California State Public Works Board, Series F (RB) 4.00%, 10/01/17	52,797
1,075,000	California State Public Works Board, Series G (RB) 4.00%, 11/01/17	1,136,974
	California State Public Works Board, Various Capital Projects, Series A (RB)
150,000	5.00%, 04/01/17	157,768
75,000	5.00%, 10/01/17	80,380
160,000	5.00%, 04/01/19	180,451
340,000	California State Public Works Board, Various Capital Projects, Series G (RB) 5.00%, 11/01/18	378,094
	California State Public Works Board, Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	86,116
750,000	5.00%, 11/01/20	886,365
	California State Public Works Board, Various Judicial Projects, Series A (RB)
100,000	3.00%, 03/01/17	102,673
100,000	4.00%, 03/01/19	109,453
750,000	California State Public Works Board, Various Judicial Projects, Series D (RB) 5.00%, 12/01/18	836,325
	California State University, Series A (RB)
75,000	5.00%, 11/01/18	83,685
320,000	5.00%, 11/01/21	390,278
	California State Various Purpose (GO)
100,000	2.00%, 04/01/17	101,758
1,370,000	4.00%, 09/01/17	1,443,473
230,000	4.00%, 02/01/18	245,148
1,055,000	4.00%, 02/01/19	1,153,706
430,000	5.00%, 02/01/17	449,436
1,225,000	5.00%, 04/01/17	1,289,031
125,000	5.00%, 09/01/17	133,664
1,375,000	5.00%, 10/01/17	1,474,839
1,550,000	5.00%, 10/01/17	1,662,545
50,000	5.00%, 12/01/17	53,955
75,000	5.00%, 03/01/18	81,657
1,400,000	5.00%, 04/01/18	1,528,884
1,000,000	5.00%, 09/01/18	1,108,020
1,050,000	5.00%, 09/01/18	1,163,421
1,385,000	5.00%, 09/01/18	1,534,608
50,000	5.00%, 09/01/18	55,401
50,000	5.00%, 02/01/19	56,154
275,000	5.00%, 02/01/20	318,670
1,000,000	5.00%, 04/01/20	1,164,840
300,000	5.00%, 09/01/20	353,562
1,550,000	5.00%, 09/01/20	1,826,737
25,000	5.00%, 10/01/20	29,543
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB) 1.37%, 04/02/18 (p)	1,006,290
500,000	City of Los Angeles, Series B (GO) 5.00%, 09/01/21	606,115
	City of Los Angeles, Wastewater System Revenue, Series A (RB)
200,000	5.00%, 06/01/19	227,386
660,000	5.00%, 06/01/19	750,374
50,000	East Bay Municipal Utility District, Water System Revenue, Series B (RB) 5.00%, 06/01/18	54,980
	Golden State Tobacco Securitization Corp., Series A (RB)
55,000	5.00%, 06/01/19	62,182
310,000	5.00%, 06/01/21	370,084
220,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	259,431
110,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Sales Tax, Series A (RB) 5.00%, 07/01/17	116,919
	Los Angeles Department of Water & Power, Series A (RB)
50,000	4.50%, 07/01/21	59,022
75,000	5.00%, 07/01/19	85,524
100,000	5.00%, 07/01/20	117,597
75,000	Los Angeles Department of Water & Power, Series B (RB) 5.00%, 07/01/18	82,678
	Los Angeles Unified School District, Series A (GO)
275,000	4.00%, 07/01/18	296,315
290,000	5.00%, 07/01/18	319,394
60,000	5.00%, 07/01/21	72,329
750,000	Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/17	797,175
	Metropolitan Water District of Southern California, Series C (RB)
100,000	4.00%, 10/01/17	105,645
100,000	4.00%, 10/01/18	108,602
140,000	5.00%, 07/01/17	148,970
1,050,000	5.00%, 07/01/18	1,157,751
175,000	5.00%, 07/01/19	199,619
95,000	Regents of the University of California, Series AB (RB) 5.00%, 05/15/21	114,290
400,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	481,220
	Riverside County Transportation Commission, Series A (RB)
50,000	5.00%, 06/01/18	54,943
100,000	5.00%, 06/01/21	120,586
75,000	Sacramento City Financing Authority, EPA Building, Series A (RB) 4.00%, 05/01/18	80,223
175,000	Sacramento City Financing Authority, Series B (RB) 5.00%, 08/15/17	186,902
125,000	San Diego County Regional Transportation Commission, Series A (RB) 5.00%, 04/01/18	136,592
340,000	San Diego County Water Authority, Series A (RB) 4.00%, 05/01/18	365,017
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	157,440
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB) 4.00%, 02/01/17	10,340
80,000	Sonoma County Junior College District (GO) 5.00%, 08/01/19	91,318
105,000	State of California Department of Water Resources, Central Valley Project, Series AI (RB) 5.00%, 12/01/18	117,524
135,000	State of California Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/19	156,110
100,000	State of California Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/19	115,637
	State of California Department of Water Resources, Power Supply Revenue, Series N (RB)
40,000	4.00%, 05/01/18	42,953
75,000	5.00%, 05/01/18	82,204
100,000	University of California, Series AF (RB) 5.00%, 05/15/20	117,096
		40,272,124
Colorado: 0.9%
1,000,000	City and County of Denver, Series A (GO) 5.00%, 08/01/17	1,065,520
	Colorado Health Facilities Authority, Series A (RB)
50,000	5.00%, 02/01/17	52,132
65,000	5.00%, 02/01/18	70,202
125,000	5.00%, 02/01/19	139,125
100,000	5.00%, 02/01/21	116,624
	Metro Wastewater Reclamation District, Series A (RB)
175,000	5.00%, 04/01/17	184,063
100,000	5.00%, 04/01/18	109,206
	Regional Transportation District, Series A (CP)
250,000	5.00%, 06/01/18	273,252
350,000	5.00%, 06/01/20	406,402
		2,416,526
Connecticut: 2.7%
770,000	Connecticut State, Health and Educational Facilities Authority, Series A-3 (RB) 0.88%, 02/08/18 (p)	770,539
500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 12/01/20	589,625
	State of Connecticut, Series A (RB)
100,000	4.00%, 09/01/18	108,041
1,000,000	5.00%, 09/01/20	1,171,690
75,000	State of Connecticut, Series B (RB) 5.00%, 01/01/19	83,838
	State of Connecticut, Series C (GO)
850,000	5.00%, 06/15/17	901,425
250,000	5.00%, 07/15/19	283,190
500,000	5.00%, 06/01/20	580,115
500,000	5.00%, 06/01/21	594,635
	State of Connecticut, Series D (GO)
500,000	4.00%, 06/15/18	536,455
145,000	5.00%, 06/15/20	168,438
750,000	5.00%, 11/01/20	879,907
280,000	State of Connecticut, Series E (GO) 5.00%, 09/01/18	309,109
250,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 01/01/20	287,740
		7,264,747
Delaware: 0.2%
500,000	State of Delaware, Series B (GO) 5.00%, 02/01/17	522,700
District of Columbia: 0.2%
	District of Columbia, Series A (GO)
160,000	5.00%, 06/01/19	181,344
80,000	5.00%, 12/01/19	92,118
75,000	District of Columbia, Series C (RB) 5.00%, 12/01/17	80,889
50,000	District of Columbia, Series D (GO) 5.00%, 06/01/19	56,670
		411,021
Florida: 5.1%
	Broward County School Board, Series A (CP)
175,000	5.00%, 07/01/18	191,721
155,000	5.00%, 07/01/19	175,071
50,000	Broward County, Airport System Revenue, Series P-2 (RB) 5.00%, 10/01/18	55,197
	Broward County, Airport System Revenue, Series Q-1 (RB)
150,000	5.00%, 10/01/17	160,657
265,000	5.00%, 10/01/18	292,541
	Citizens Property Insurance Corp., Series A-1 (RB)
500,000	5.00%, 06/01/19	563,540
70,000	5.00%, 06/01/19	78,896
85,000	5.00%, 06/01/20	98,348
	City of Jacksonville, Series B (RB)
475,000	5.00%, 10/01/17	509,243
65,000	5.00%, 10/01/19	73,895
1,600,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/18	1,765,408
750,000	County of Orange, Series C (RB) 5.00%, 01/01/21	887,490
	Florida Department of Environmental Protection, Series A (RB)
205,000	5.00%, 07/01/20	239,428
125,000	5.00%, 07/01/20	145,992
	JEA Electric System, Series Three A (RB)
200,000	4.00%, 10/01/17	211,118
65,000	5.00%, 10/01/18	71,864
270,000	5.00%, 10/01/19	308,097
150,000	JEA Electric System, Series Three C (RB) 5.00%, 10/01/18	165,840
690,000	JEA Electric System, Series Three D (RB) 5.00%, 10/01/19	787,359
110,000	Miami-Dade County Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	128,060
	Miami-Dade County Expressway Authority, Toll System Revenue, Series A (RB)
205,000	5.00%, 07/01/18	224,949
50,000	5.00%, 07/01/20	58,209
500,000	5.00%, 07/01/21	594,630
50,000	Miami-Dade County Expressway Authority, Toll System Revenue, Series B (RB) 5.00%, 07/01/20	58,092
100,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	115,095
165,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	187,239
130,000	Orange County Expressway Authority (RB) 5.00%, 07/01/19	147,395
	Orange County, Sales Tax, Series C (RB)
280,000	5.00%, 01/01/19	312,654
900,000	5.00%, 01/01/20	1,036,242
80,000	Palm Beach County Solid Waste Authority (RB) 5.00%, 10/01/17	85,809
275,000	Palm Beach County, Public Improvement (RB) 5.00%, 06/01/18	301,782
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	308,680
300,000	5.00%, 06/01/21	358,146
	State of Florida, Board of Education, Full Faith and Credit, Series A (GO)
50,000	5.00%, 06/01/19	56,794
130,000	5.00%, 06/01/19	147,663
	State of Florida, Board of Education, Full Faith and Credit, Series B (GO)
90,000	5.00%, 06/01/18	98,875
50,000	5.00%, 06/01/18	54,931
85,000	5.00%, 06/01/20	99,482
100,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/18	109,861
55,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/17	58,263
595,000	State of Florida, Department of Environmental Protection, Series B (RB) 5.00%, 07/01/18	654,101
1,000,000	State of Florida, Department of Transportation, Full Faith and Credit, Series A (GO) 5.00%, 07/01/19	1,138,870
90,000	State of Florida, Department of Transportation, Turnpike Revenue, Series A (RB) 5.00%, 07/01/18	99,008
50,000	State of Florida, Department of Transportation, Turnpike Revenue, Series B (RB) 5.00%, 07/01/17	53,123
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	95,973
50,000	Tampa Bay Regional Water Supply Authority, Utility System, Series B (RB) 5.00%, 10/01/18	55,462
		13,421,093
Georgia: 2.9%
75,000	Chatham County Hospital Authority, Memorial Health University Medical Center, Inc. (RB) 5.00%, 01/01/21	88,434
	City of Atlanta, Airport General Revenue, Series A (RB)
100,000	5.00%, 01/01/18	108,069
70,000	5.00%, 01/01/19	78,163
600,000	City of Atlanta, Department of Aviation, Series A (RB) 5.00%, 01/01/17	624,906
315,000	City of Atlanta, Department of Aviation, Series C (RB) 5.00%, 01/01/20	362,423
330,000	Forsyth County School District (GO) 5.00%, 02/01/19	371,032
1,200,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB) 5.00%, 10/01/19	1,363,764
125,000	Fulton County, Water and Sewerage Revenue (RB) 5.00%, 01/01/18	135,160
60,000	Georgia State Road and Tollway Authority, Series A (RB) 5.00%, 03/01/17	62,938
	Gwinnett County School District, Series A (GO)
1,415,000	4.50%, 10/01/17	1,506,550
100,000	5.00%, 02/01/19	112,434
250,000	Gwinnett County Water and Sewerage Authority (RB) 5.00%, 08/01/20	294,325
	Municipal Electric Authority of Georgia, Series A (RB)
500,000	5.00%, 11/01/17	537,115
1,000,000	5.00%, 01/01/20	1,148,890
50,000	5.00%, 01/01/21	59,009
280,000	Richmond County Board of Education (GO) (SAW) 5.00%, 10/01/17	300,331
	State of Georgia, Series A (GO)
75,000	5.00%, 02/01/18	81,423
20,000	5.00%, 01/01/19	22,431
25,000	5.00%, 07/01/19	28,499
50,000	5.00%, 02/01/21	59,666
190,000	State of Georgia, Series C (GO) 5.00%, 07/01/18	209,306
		7,554,868
Hawaii: 0.6%
150,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 5.00%, 07/01/20	175,686
990,000	State of Hawaii, Series DZ (GO) 5.00%, 12/01/19	1,140,351
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	267,985
		1,584,022
Illinois: 4.1%
	Chicago O’Hare International Airport, Third Lien, Series B (RB)
480,000	5.00%, 01/01/17	499,114
150,000	5.00%, 01/01/19	166,759
90,000	5.00%, 01/01/20	102,658
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	262,655
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	239,815
615,000	County of Cook, Series A (GO) 5.00%, 11/15/19	674,815
50,000	Illinois State Toll Highway Authority, Series A (RB) 5.00%, 12/01/19	57,067
70,000	Illinois State Toll Highway Authority, Series B-1 (RB) 5.00%, 12/01/17	75,230
75,000	Illinois State Toll Highway Authority, Series D (RB) 5.00%, 01/01/18	80,798
60,000	Metropolitan Water Reclamation District of Greater Chicago, Limited Tax Series B (GO) 5.00%, 12/01/19	68,480
	State of Illinois (GO)
1,250,000	5.00%, 03/01/17	1,301,525
2,600,000	5.00%, 08/01/17	2,742,714
280,000	5.00%, 08/01/18	301,403
500,000	5.00%, 02/01/20	553,255
100,000	5.00%, 03/01/20	110,821
1,000,000	State of Illinois, Department of Employment Security, Series B (RB) 5.00%, 12/15/16 (c)	1,037,700
550,000	State of Illinois, Sales Tax, Junior Obligation (RB) 5.00%, 06/15/18	599,967
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	512,355
850,000	4.00%, 01/01/17	872,278
500,000	5.00%, 04/01/17	522,070
		10,781,479
Indiana: 0.7%
	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB)
150,000	5.00%, 10/01/17	160,399
710,000	5.00%, 10/01/19	806,347
640,000	5.00%, 10/01/20	748,966
200,000	Indianapolis Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/19	225,276
		1,940,988
Iowa: 0.5%
	Iowa Finance Authority (RB)
630,000	5.00%, 08/01/18	695,054
200,000	5.00%, 08/01/19	228,072
285,000	5.00%, 08/01/20	334,980
		1,258,106
Kansas: 0.1%
125,000	Kansas Development Authority, Department of Commerce, Series K (RB) 5.00%, 12/01/19	140,191
50,000	State of Kansas Department of Transportation, Highway Revenue, Series B (RB) 5.00%, 09/01/19	57,183
50,000	State of Kansas Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/19	57,183
		254,557
Kentucky: 1.0%
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	56,372
200,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.00%, 07/01/17	210,370
	Kentucky State Property and Building Commission, Project No. 100, Series A (RB)
400,000	5.00%, 08/01/17	425,896
500,000	5.00%, 08/01/19	567,035
	Kentucky Turnpike Authority, Series A (RB)
50,000	5.00%, 07/01/18	54,828
205,000	5.00%, 07/01/19	232,579
55,000	5.00%, 07/01/20	64,056
	Louisville/Jefferson County Metropolitan Government, Series A (RB)
165,000	5.00%, 12/01/18	182,622
50,000	5.00%, 12/01/19	56,866
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	712,224
		2,562,848
Louisiana: 0.5%
	City of Lafayette, Utilities Revenue (RB)
60,000	5.00%, 11/01/19	68,394
150,000	5.00%, 11/01/20	175,680
260,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/20	299,049
	State of Louisiana Gasoline and Fuels Tax Revenue, Series A-1 (RB)
50,000	5.00%, 05/01/18	54,662
110,000	5.00%, 05/01/19	124,349
145,000	5.00%, 05/01/20	168,581
	State of Louisiana, Series C (GO)
50,000	5.00%, 08/01/19	56,870
250,000	5.00%, 07/15/20	292,227
		1,239,812
Maine: 0.0%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	57,332
Maryland: 4.7%
	Baltimore County Consolidated Public Improvement (GO)
60,000	5.00%, 08/01/17	63,977
1,900,000	5.00%, 08/01/18	2,099,177
135,000	5.00%, 02/01/20	156,669
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	285,647
	Maryland Department of Transportation (RB)
380,000	5.00%, 05/01/17	401,234
500,000	5.00%, 06/01/18	548,575
145,000	Maryland Economic Development Corp. (RB) 5.00%, 06/01/20	169,169
	Maryland Health and Higher Educational Facilities Authority (RB)
250,000	5.00%, 07/01/19	281,120
100,000	5.00%, 08/15/19	113,665
	Montgomery County, Consolidated Public Improvement, Series A (GO)
50,000	5.00%, 11/01/17	53,812
100,000	5.00%, 07/01/20	117,502
25,000	5.00%, 11/01/20	29,660
300,000	5.00%, 07/01/21	362,172
	Prince George’s County, Consolidated Public Improvement, Series B (GO)
50,000	4.00%, 03/01/19	54,855
90,000	4.00%, 03/01/21	103,190
	State of Maryland Department of Transportation (RB)
385,000	5.00%, 02/15/18	418,202
750,000	5.00%, 05/01/19	848,872
	State of Maryland, Second Series B (GO)
740,000	5.00%, 08/01/17	789,055
100,000	5.00%, 08/01/19	114,259
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
450,000	5.00%, 03/01/17	472,036
140,000	5.00%, 03/01/19	157,840
2,000,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.50%, 08/01/19	2,250,820
1,330,000	State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/18	1,468,732
100,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/17	106,629
200,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/18	220,862
200,000	State of Maryland, State and Local Facilities Loan, Second Series C (GO) 5.25%, 08/01/20	237,848
	Washington Suburban Sanitary Commission (GO)
500,000	4.00%, 06/01/20	564,960
50,000	5.00%, 06/01/18	54,919
		12,545,458
Massachusetts: 1.6%
50,000	City of Boston, Series B (GO) 5.00%, 02/01/20	58,004
335,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 12/01/18	374,259
	Commonwealth of Massachusetts, Series B (GO)
100,000	5.00%, 08/01/19	114,036
500,000	5.00%, 08/01/20	587,445
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,079,810
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
1,100,000	5.00%, 08/15/18	1,217,392
200,000	5.00%, 08/15/19	228,528
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	613,181
80,000	Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/18	88,282
		4,360,937
Michigan: 3.0%
75,000	Michigan Finance Authority, Braumont Health Credit Group, Series A (RB) 4.00%, 08/01/20	82,913
1,165,000	Michigan Finance Authority, Clean Water Revolving Revenue (RB) 5.00%, 10/01/17	1,249,998
120,000	Michigan Finance Authority, School District of the City of Detroit (RB) (SAW) 5.00%, 06/01/19	130,078
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
730,000	4.00%, 01/01/19	795,977
1,000,000	5.00%, 07/01/17	1,062,900
300,000	5.00%, 01/01/18	324,384
850,000	5.00%, 07/01/18	935,722
100,000	5.00%, 07/01/19	113,850
	Michigan Finance Authority, Unemployment Obligation Assessment, Series B (RB)
175,000	5.00%, 07/01/19 (c)	198,985
55,000	5.00%, 07/01/19 (c)	62,538
770,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21	931,076
100,000	Michigan State Building Authority, Series I-A (RB) 5.00%, 10/15/17	107,430
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	510,530
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
310,000	2.25%, 09/01/20	319,275
375,000	5.00%, 09/01/19	421,526
570,000	Wayne Country Airport Authority, Series A-D (RB) 5.00%, 12/01/18	627,524
		7,874,706
Minnesota: 2.0%
2,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB) 4.00%, 11/15/18 (p)	2,216,603
1,755,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB) 4.00%, 11/15/18 (p)	1,893,610
675,000	Regents of University of Minnesota, Series A (RB) 5.00%, 12/01/18	753,300
50,000	State of Minnesota, State Trunk Highway, Series B (GO) 5.00%, 10/01/18	55,574
220,000	State of Missouri, Series A (GO) 5.00%, 08/01/18	243,063
		5,162,150
Mississippi: 0.4%
	Mississippi Development Bank, Highway Construction Project (RB)
825,000	5.00%, 01/01/18	890,414
175,000	5.00%, 01/01/21	206,071
		1,096,485
Missouri: 1.5%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
50,000	5.00%, 10/01/17	53,605
45,000	5.00%, 10/01/19	51,367
700,000	5.00%, 10/01/20	820,918
	Curators of the University of Missouri System Facilities, Series A (RB)
155,000	4.00%, 11/01/19	172,470
115,000	5.00%, 11/01/19	132,183
85,000	Curators of the University of Missouri System, Series A (RB) 5.00%, 11/01/19	97,701
1,000,000	Jackson County, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/19	1,144,560
475,000	Missouri Highway and Transportation Commission, First Lien, Series A (RB) 5.00%, 05/01/19	538,436
900,000	State of Missouri, Series A (CP) 2.13%, 10/01/18	923,166
		3,934,406
Nebraska: 1.0%
500,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	589,270
50,000	Nebraska Public Power District, Series A (RB) 5.00%, 01/01/21	58,983
300,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/20	344,790
1,000,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	1,081,880
	Omaha Public Power District, Electric System Revenue, Series B (RB)
75,000	5.00%, 02/01/19	84,112
400,000	5.00%, 02/01/21	475,180
		2,634,215
Nevada: 0.4%
150,000	Clark County School District (GO) 5.00%, 06/15/17	158,862
220,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	249,137
50,000	Clark County School District, Series B (GO) 5.00%, 06/15/19	56,622
25,000	State of Nevada, Capital Improvement and Cultural Affairs, Series A (GO) 5.00%, 08/01/19	28,463
105,000	State of Nevada, Capital Improvement and Cultural Affairs, Series D-1 (GO) 5.00%, 03/01/20	121,649
500,000	State of Nevada, Unemployment Compensation (RB) 5.00%, 06/01/17	529,390
		1,144,123
New Jersey: 4.4%
	Garden State Preservation Trust, Open Space and Farmland, Series A (RB)
50,000	4.00%, 11/01/17	52,676
65,000	4.00%, 11/01/19	70,351
250,000	5.00%, 11/01/20	284,872
	New Jersey Building Authority, Series A (RB)
500,000	5.00%, 06/15/18	531,030
575,000	5.00%, 06/15/19	622,478
200,000	New Jersey Economic Development Authority (RB) 5.00%, 03/01/20	217,968
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
440,000	5.00%, 09/01/17	470,136
185,000	5.00%, 09/01/18	196,759
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	323,862
500,000	New Jersey Educational Facilities Authority, Series B 5.00%, 06/01/19	539,990
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/18	1,062,390
145,000	New Jersey State Turnpike Authority, Series B (RB) 5.00%, 01/01/20	166,528
	New Jersey Transit Corp., Series A (RB)
1,000,000	5.00%, 09/15/18	1,080,080
350,000	5.00%, 09/15/19	386,193
125,000	5.00%, 09/15/21	143,324
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,000,000	5.00%, 12/15/19	1,093,890
265,000	5.00%, 06/15/20	290,856
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
625,000	4.00%, 06/15/18	649,912
245,000	5.00%, 06/15/18	260,379
250,000	5.00%, 06/15/19	271,065
870,000	5.00%, 06/15/20	954,886
1,945,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.00%, 06/15/18	2,067,088
		11,736,713
New Mexico: 1.0%
600,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	722,592
75,000	Albuquerque Municipal School District No. 12, Series B (GO) (SAW) 5.00%, 08/01/17	79,961
	State of New Mexico Severance Tax, Series A (RB)
55,000	5.00%, 07/01/17	58,395
55,000	5.00%, 07/01/17	58,395
425,000	5.00%, 07/01/18	467,326
1,000,000	5.00%, 07/01/19 (c)	1,139,950
75,000	5.00%, 07/01/19 (c)	85,524
		2,612,143
New York: 16.3%
	City of New York, Series A (GO)
1,750,000	5.00%, 08/01/17	1,865,202
50,000	5.00%, 08/01/19	56,852
750,000	City of New York, Series A-1 (GO) 5.00%, 08/01/18	826,462
1,000,000	City of New York, Series B (GO) 5.00%, 08/01/20	1,169,600
	City of New York, Series D (GO)
600,000	5.00%, 10/01/17	643,464
165,000	5.00%, 08/01/19	187,610
70,000	City of New York, Series D-1 (GO) 5.00%, 10/01/20	82,265
	City of New York, Series G (GO)
1,000,000	5.00%, 08/01/19	1,137,030
370,000	5.00%, 08/01/20	432,752
300,000	City of New York, Series G-1 (GO) 5.00%, 04/01/21	356,550
	City of New York, Series I (GO)
250,000	5.00%, 08/01/17	266,457
300,000	5.00%, 08/01/17	319,749
325,000	5.00%, 08/01/18	358,134
230,000	5.00%, 08/01/19	261,517
1,000,000	5.00%, 08/01/20	1,169,600
250,000	City of New York, Subseries 1 (GO) 5.00%, 08/01/17	266,457
960,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW) 5.00%, 05/01/19	1,083,917
130,000	Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/19	148,892
	Metropolitan Transportation Authority, Series C (RB)
200,000	5.00%, 11/15/17	215,064
100,000	5.00%, 11/15/18	111,214
65,000	5.00%, 11/15/18	72,289
175,000	5.00%, 11/15/20	205,910
	Metropolitan Transportation Authority, Series D (RB)
520,000	5.00%, 11/15/17	559,166
60,000	5.00%, 11/15/17	64,519
550,000	5.00%, 11/15/18	611,677
280,000	5.00%, 11/15/19	320,690
150,000	5.00%, 11/15/19	171,798
50,000	5.00%, 11/15/20	58,832
215,000	5.00%, 11/15/20	252,975
	Metropolitan Transportation Authority, Series F (RB)
395,000	5.00%, 11/15/17	424,751
150,000	5.00%, 11/15/18	166,821
75,000	5.00%, 11/15/19	85,899
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
75,000	5.00%, 11/01/19	86,206
75,000	5.00%, 11/01/20	88,675
125,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/18	139,149
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB)
100,000	5.00%, 11/01/17	107,605
150,000	5.00%, 11/01/18	167,022
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series I (RB)
60,000	4.50%, 05/01/20	68,705
650,000	5.00%, 05/01/18	708,162
60,000	5.00%, 05/01/19	67,868
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB)
50,000	5.00%, 02/01/18	54,137
25,000	5.00%, 02/01/19	28,069
270,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/20	319,229
	New York City Transitional Finance Authority, Series D (RB)
50,000	4.00%, 02/01/18	53,242
1,000,000	5.00%, 11/01/19	1,149,420
500,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/20	578,550
500,000	New York State Dormitory Authority, Colombia University, Series A (RB) 5.00%, 10/01/18	554,900
40,000	New York State Dormitory Authority, New York State University, Series A (RB) 5.00%, 07/01/21	47,755
625,000	New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW) 5.00%, 10/01/21	750,806
115,000	New York State Dormitory Authority, Series A (RB) (SAW) 5.00%, 10/01/19	131,271
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/20	578,865
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,000,000	5.00%, 03/15/17	1,050,620
50,000	5.00%, 03/15/18	54,443
400,000	5.00%, 03/15/19	450,420
630,000	5.00%, 03/15/20	731,102
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
75,000	4.00%, 03/15/18	80,092
1,400,000	4.00%, 03/15/19	1,533,532
75,000	5.00%, 03/15/17	78,797
1,675,000	5.00%, 03/15/19	1,886,134
125,000	5.00%, 03/15/20	145,060
1,000,000	5.00%, 03/15/20	1,160,480
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
60,000	4.00%, 03/15/17	62,363
920,000	4.00%, 03/15/20	1,032,222
300,000	5.00%, 03/15/20	348,672
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
1,250,000	5.00%, 06/15/20	1,467,200
280,000	5.00%, 06/15/20	328,653
165,000	5.00%, 06/15/20	193,670
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series B (RB)
600,000	4.00%, 06/15/20	678,636
820,000	5.00%, 06/15/19	932,996
600,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series D (RB) 5.00%, 06/15/20	704,256
80,000	New York State Thruway Authority, Junior Indebtedness Obligations, Series A (RB) 3.00%, 05/01/19	85,068
800,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/19	902,256
2,455,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	2,768,528
580,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/17	603,913
750,000	New York State Thruway Authority, Series K (RB) 5.00%, 01/01/20	861,352
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
275,000	5.00%, 03/15/18	299,494
450,000	5.00%, 03/15/19	507,316
150,000	New York State Urban Development Corp., State Personal Income Tax, Series A (RB) 5.00%, 03/15/19	169,006
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
250,000	5.00%, 03/15/17	262,655
500,000	5.00%, 03/15/18	544,535
55,000	5.00%, 03/15/20	63,851
55,000	Port Authority of New York and New Jersey, One Hundred Eightieth Series (RB) 3.00%, 06/01/17	56,780
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB) 5.00%, 12/01/18	66,942
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW) 5.00%, 12/01/19	315,535
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/17	1,058,230
1,100,000	5.00%, 06/01/18	1,202,839
500,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM) 3.00%, 03/01/18	520,510
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	100,571
85,000	Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series B (RB) 5.00%, 11/15/19	97,831
		43,040,311
North Carolina: 2.0%
50,000	City of Charlotte, Series A (GO) 5.00%, 07/01/18	55,043
1,000,000	Country of Wake, Series B (GO) 5.00%, 02/01/20	1,160,510
100,000	County of Guilford, Series A (GO) 5.00%, 03/01/21	119,646
	County of Mecklenburg, Series A (GO)
250,000	5.00%, 12/01/17	269,867
140,000	5.00%, 12/01/18	156,365
130,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/18	144,043
330,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series B (RB) 5.00%, 01/01/21	391,885
	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB)
40,000	4.00%, 01/01/19	43,555
80,000	4.00%, 01/01/19	86,941
40,000	4.00%, 01/01/20	44,412
60,000	4.00%, 01/01/20	66,862
20,000	5.00%, 01/01/18	21,566
5,000	5.00%, 01/01/18	5,399
1,000,000	North Carolina State, Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	1,110,600
1,000,000	North Carolina State, Grant Anticipation Revenue (RB) 5.00%, 03/01/19	1,119,960
300,000	North Carolina Turnpike Authority, Monroe Connector System (RB) 5.00%, 07/01/18	329,496
100,000	State of North Carolina, Capital improvement, Series A (RB) 5.00%, 05/01/19	113,011
		5,239,161
Ohio: 2.2%
1,000,000	City of Columbus, Various Purpose, Series A (GO) 5.00%, 07/01/19	1,139,230
55,000	City of Columbus, Various Purpose, Series B (GO) 4.00%, 08/15/17	57,858
750,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	775,890
120,000	Ohio State Hospital Revenue, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/21	141,872
1,000,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	1,044,400
120,000	Ohio State Water Development Authority, Fresh Water, Series A (RB) 5.00%, 12/01/19	138,323
125,000	Ohio State Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/18	137,205
100,000	Ohio State, Higher Education, Series A (GO) 5.00%, 02/01/20	115,667
50,000	State of Ohio, Cleveland Clinic Health System (RB) 5.00%, 01/01/18	53,995
430,000	State of Ohio, Common Schools, Series A (GO) 5.00%, 09/15/19	492,427
	State of Ohio, Higher Education, Series B (GO)
245,000	5.00%, 08/01/18	270,620
50,000	5.00%, 08/01/19	57,037
50,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/19	57,037
50,000	State of Ohio, Highway Capital Improvement, Series Q (GO) 5.00%, 05/01/18	54,744
35,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/19	39,614
50,000	State of Ohio, Major New State Infrastructure Project, Series 1 (RB) 5.00%, 12/15/17	53,990
55,000	State of Ohio, Series B (GO) 5.00%, 03/15/21	65,613
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	1,064,095
		5,759,617
Oklahoma: 0.1%
50,000	Grand River Dam Authority (RB) 4.00%, 06/01/19	54,949
100,000	Grand River Dam Authority, Series A (RB) 3.00%, 06/01/18	104,802
50,000	Oklahoma Development Finance Authority, Health System, Series A (RB) 5.00%, 08/15/18	55,044
		214,795
Oregon: 1.3%
	City of Portland, Sewer System, First Lien, Series A (RB)
70,000	5.00%, 10/01/17	75,083
60,000	5.00%, 06/01/19	68,216
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	236,652
60,000	Oregon State Facilities Authority, Legacy Health project, Series A (RB) 5.25%, 05/01/21	71,875
	Oregon State Facilities Authority, Legacy Health Project, Series A (RB)
200,000	5.00%, 05/01/17	210,686
600,000	5.25%, 05/01/19	679,344
	Oregon State Facilities Authority, Providence Health and Services, Series A (RB)
50,000	5.00%, 10/01/20	58,712
60,000	5.00%, 10/01/21	72,114
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
685,000	5.00%, 04/01/19	774,619
205,000	5.00%, 04/01/20	239,432
65,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	75,917
775,000	Tri-County Metropolitan Transportation District (RB) 5.00%, 05/01/17 (c)	816,013
50,000	Tri-County Metropolitan Transportation District, Series A (RB) 5.00%, 10/01/20	58,266
		3,436,929
Pennsylvania: 4.3%
105,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 4.00%, 08/01/18	112,337
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	46,492
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,061,440
900,000	5.00%, 06/15/18	985,311
90,000	5.00%, 07/01/18	98,668
1,000,000	5.00%, 07/01/18	1,096,310
50,000	5.00%, 08/15/19	56,758
	Commonwealth of Pennsylvania, First Series (GO)
655,000	5.00%, 11/15/18	727,115
1,000,000	5.00%, 04/01/19	1,122,480
300,000	5.00%, 06/01/19	338,439
50,000	Commonwealth of Pennsylvania, Public School Building Authority (RB) 5.00%, 04/01/18	53,663
500,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 10/15/19	570,310
160,000	County of Allegheny, Port Authority (RB) 5.00%, 03/01/19	177,957
	County of Allegheny, Series C-73 (GO)
60,000	4.00%, 12/01/17	63,420
835,000	5.00%, 12/01/19	955,708
275,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB) 5.00%, 01/01/19 (c)	306,732
	Pennsylvania Economic Development, Unemployment Compensation, Series A (RB)
545,000	4.00%, 02/01/20	605,697
550,000	5.00%, 07/01/17	584,512
1,250,000	5.00%, 07/01/18	1,376,375
475,000	5.00%, 01/01/19	531,995
110,000	5.00%, 07/01/19	125,195
	Pennsylvania Economic Development, Unemployment Compensation, Series B (RB)
205,000	5.00%, 07/01/19 (c)	232,800
35,000	5.00%, 07/01/19 (c)	39,746
125,000	Port Authority of Allegheny County, Series C-73 (RB) 5.00%, 03/01/17	130,844
50,000	Southeastern Pennsylvania Transportation Authority, Federal Transit Administration Section 5309 (RB) 5.00%, 06/01/20	57,783
		11,458,087
Rhode Island: 0.5%
1,000,000	Rhode Island Health & Educational Building Corp. (RB) 5.00%, 09/01/21	1,205,010
South Carolina: 0.9%
50,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/18	54,384
125,000	Berkeley County, Combined Utility System (RB) 5.00%, 06/01/17	132,347
75,000	Charleston Educational Excellence Financing Corp., Series B (RB) 5.00%, 12/01/20	88,328
100,000	County of Florence (GO) (SAW) 3.00%, 06/01/17	103,277
565,000	SCAGO Educational Facilities Corp for Pickens School District (RB) 5.00%, 12/01/21	675,644
1,000,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/18	1,111,540
150,000	South Carolina State Public Service Authority, Series B (RB) 4.00%, 12/01/19	166,318
		2,331,838
Tennessee: 0.6%
900,000	Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue (RB) 5.00%, 07/01/17	954,639
	Shelby County, Series A (GO)
25,000	4.00%, 03/01/18	26,677
75,000	5.00%, 03/01/21	89,447
200,000	Summer County (GO) 5.00%, 06/01/20	234,076
	Tennessee School Board Authority, Higher Educational Facilities Second Program, Series C (RB)
130,000	5.00%, 05/01/19	145,968
150,000	5.00%, 11/01/19	172,353
		1,623,160
Texas: 7.9%
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	59,334
295,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/19	336,406
500,000	Board of regents of Texas A & M University System, Series B (RB) 5.00%, 05/15/21	599,245
300,000	City of Corpus Christi, Utility System Junior Lien (RB) 5.00%, 07/15/19	339,501
	City of Dallas (GO)
100,000	5.00%, 02/15/20	115,773
100,000	5.00%, 02/15/20	115,859
575,000	5.00%, 02/15/21	683,577
550,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/18	612,254
100,000	City of Dallas, Series A (GO) 5.00%, 02/15/18	108,624
	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB)
50,000	5.00%, 10/01/18	55,504
150,000	5.00%, 10/01/20	176,806
1,250,000	City of Fort Worth, Waterworks and Sewer System Revenue (RB) 5.00%, 02/15/18	1,357,800
50,000	City of Frisco (GO) 5.00%, 02/15/19	56,217
750,000	City of Houston, Combined Utility System, First Lien, Series C (RB) 5.00%, 05/15/20	871,702
	City of Houston, Series A (GO)
75,000	4.00%, 03/01/17	77,851
460,000	5.00%, 03/01/18	499,031
50,000	5.00%, 03/01/18	54,319
550,000	5.00%, 03/01/20	636,729
25,000	5.00%, 03/01/20 (c)	28,953
640,000	5.00%, 03/01/20	741,760
1,350,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/21	1,607,107
160,000	City of San Antonio, Electric and Gas Revenue (RB) 5.00%, 02/01/20	185,136
	City of San Antonio, General Improvement (GO)
500,000	5.00%, 02/01/21	596,930
65,000	5.00%, 02/01/21	77,217
795,000	City of San Antonio, Water System Revenue (RB) 5.00%, 05/15/20	927,272
1,000,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	1,060,610
50,000	Cypress-Fairbanks Independent School District (GO) 4.00%, 02/15/18	53,305
	Dallas Independent School District (GO)
50,000	5.00%, 08/15/19	57,114
295,000	5.00%, 02/15/21	351,023
120,000	Fort Bend Independent School District (GO) 5.00%, 08/15/21	144,556
70,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/19	79,877
50,000	Houston Community College System (GO) 5.00%, 02/15/21	59,415
100,000	Houston Independent School District (RB) 5.00%, 09/15/19	113,866
265,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	298,202
100,000	Lewisville Independent School District, Series A (GO) 4.00%, 08/15/18	107,878
	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB)
300,000	5.00%, 05/15/17	316,488
175,000	5.00%, 05/15/20	202,839
55,000	Metropolitan Transit Authority of Harris County (RB) 5.00%, 11/01/19	63,065
200,000	North East Independent School District, Series A (GO) 5.00%, 08/01/18	220,338
50,000	North Texas Municipal Water District (RB) 5.00%, 09/01/20	58,780
195,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/20	224,113
500,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	514,170
490,000	Northside Independent School District, Series A (GO) 2.00%, 06/01/19 (p)	501,618
1,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,148,950
	Texas Public Finance Authority (GO)
50,000	5.00%, 10/01/17	53,648
510,000	5.00%, 10/01/18	565,998
1,020,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	1,132,445
500,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	564,245
500,000	Texas Transportation Commission, State Highway, First Tier (RB) 5.00%, 10/01/19	573,270
	Texas Transportation Commission, State Highway, First Tier, Series A (RB)
100,000	4.75%, 04/01/17	104,962
210,000	5.00%, 04/01/17	221,027
60,000	5.00%, 04/01/18	65,524
250,000	5.00%, 04/01/20	291,100
	Texas Transportation Commission, State Mobility Fund (GO)
50,000	5.00%, 10/01/19	57,308
500,000	5.00%, 10/01/20	589,855
150,000	University of Texas System, Board of Regents, Series A (RB) 5.00%, 08/15/17	160,201
		20,876,697
Utah: 0.4%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
75,000	5.00%, 07/01/18	82,261
35,000	5.00%, 07/01/19	39,645
50,000	State of Utah, Series A (GO) 5.00%, 07/01/19	57,016
925,000	Utah State Board of Regents, Series EE-2 (RB) 4.50%, 11/01/17	986,161
		1,165,083
Virginia: 0.8%
500,000	City of Norfolk, Water Revenue (RB) 5.00%, 11/01/19	572,720
60,000	Fairfax County, Public Improvement, Series B (GO) (SAW) 4.00%, 10/01/19	66,706
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	561,220
150,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/17	156,795
	Virginia College Building Authority, Public Higher Education Financing Program, Series A (RB)
60,000	5.00%, 09/01/17	64,169
150,000	5.00%, 09/01/19	171,319
50,000	Virginia Commonwealth Transportation Board, Capital Project (RB) 5.00%, 05/15/19	56,530
500,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB) 5.00%, 05/15/20	581,590
		2,231,049
Washington: 2.9%
30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/19	33,635
555,000	City of Seattle, Municipal Light and Power, Series B (RB) 5.00%, 06/01/19	628,648
	Energy Northwest, Columbia Generating Station Electric, Series A (RB)
240,000	5.00%, 07/01/17	255,132
500,000	5.00%, 07/01/18	550,425
1,200,000	5.00%, 07/01/19	1,364,472
65,000	5.00%, 07/01/20	76,131
55,000	Energy Northwest, Project 3 Electric Revenue, Series A (RB) 5.00%, 07/01/18	60,547
35,000	Grant County Public Utility District No. 2, Series I (RB) 5.00%, 01/01/19	39,082
50,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	60,071
125,000	Public Utility District No. 2 of Grant County, Series I (RB) 5.00%, 01/01/18	135,110
180,000	Renton School District No. 403 (GO) (SBG) 5.00%, 12/01/18	200,558
145,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/20	169,258
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,865,000	5.00%, 09/01/18	2,055,361
100,000	5.00%, 09/01/19	113,645
450,000	5.00%, 09/01/20	525,285
	Washington State Federal Highway Grant Anticipation, Series F (RB)
165,000	5.00%, 09/01/17	176,004
180,000	5.00%, 09/01/21	215,185
	Washington State, Various Purpose, Series R-A (GO)
60,000	5.00%, 07/01/17	63,748
500,000	5.00%, 07/01/20	585,620
75,000	5.00%, 07/01/20	87,843
250,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	284,265
		7,680,025
Wisconsin: 1.1%
	City of Milwaukee, Series N2 (GO)
135,000	5.00%, 05/01/17	142,474
250,000	5.00%, 05/01/19	282,442
100,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/20	116,899
	State of Wisconsin, Series 1 (GO)
1,380,000	5.00%, 05/01/17	1,456,935
230,000	5.00%, 05/01/20	268,240
	State of Wisconsin, Series 2 (GO)
305,000	5.00%, 11/01/18	339,523
150,000	5.00%, 05/01/19	169,774
50,000	WPPI Energy Power Supply System, Series A (RB) 5.00%, 07/01/18	54,803
		2,831,090
Total Municipal Bonds (Cost: $258,530,321)		260,474,437

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $805,968)
805,968	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	805,968
Total Investments: 98.8% (Cost: $259,336,289)		261,280,405
Other assets less liabilities: 1.2%		3,057,516
NET ASSETS: 100.0%		$264,337,921

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	5.2%	$13,492,522
Health Care	5.5	14,367,523
Industrial Revenue	2.3	6,023,935
Leasing	8.1	21,085,417
Local	14.7	38,479,296
Power	6.4	16,806,799
Solid Waste/Resource Recovery	0.0	85,809
Special Tax	12.6	32,968,003
State	21.5	56,106,795
Transportation	14.5	37,928,886
Water & Sewer	8.9	23,129,452
Money Market Fund	0.3	805,968
	100.0%	$261,280,405

The summary of inputs used to value the Fund’s investments as of January 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$260,474,437	$—	$260,474,437
Money Market Fund	805,968	—	—	805,968
Total	$805,968	$260,474,437	$—	$261,280,405

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2016.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2016 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of January 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Municipal	$68,390,902	$1,260,205	$(120,282)	$1,139,923
High-Yield	1,805,273,059	86,401,730	(43,839,721)	42,562,009
Intermediate	1,278,299,194	52,032,292	(371,116)	51,661,176
Long	109,634,822	5,512,906	(119,710)	5,393,196
Pre-Refunded	19,383,292	192,700	(7,631)	185,069
Short High-Yield	101,953,372	2,025,507	(2,016,242)	9,265
Short	259,336,885	2,426,526	(483,006)	1,943,520

Other – Puerto Rico municipal securities, in which certain Funds invest, currently experience significant financial difficulties. As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. A credit rating downgrade, default, insolvency or bankruptcy, of one or several municipal security issuers of this territory, could affect the market values and marketability of municipal obligations of such territory held by the Funds.

Subsequent event – Effective February 1, 2016, the Market Vectors Intermediate Municipal Index ETF changed its name to Market Vectors AMT-Free Intermediate Municipal Index ETF, the Market Vectors Long Municipal Index ETF changed its name to Market Vectors AMT-Free Long Municipal Index ETF and the Market Vectors Short Municipal Index ETF changed its name to Market Vectors AMT-Free Short Municipal Index ETF.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 31, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 31, 2016